MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.7%)
Activision Blizzard, Inc.	91,730	8,530,890
Alphabet, Inc. Cl A*	35,647	73,522,650
Alphabet, Inc. Cl C*	34,167	70,678,881
AT&T, Inc.	850,097	25,732,436
Charter Communications, Inc. Cl A*	16,683	10,293,745
Comcast Corp. Cl A	541,846	29,319,287
Discovery, Inc. Cl A*	19,435	844,645
Discovery, Inc. Cl C*	34,566	1,275,140
DISH Network Corp. Cl A*	29,370	1,063,194
Electronic Arts, Inc.	34,067	4,611,650
Facebook, Inc. Cl A*	285,128	83,978,750
Fox Corp. Cl A	39,483	1,425,731
Fox Corp. Cl B	18,155	634,154
Interpublic Group of Cos., Inc.	46,345	1,353,274
Live Nation Entertainment, Inc.*	16,917	1,432,024
Lumen Technologies, Inc.	116,703	1,557,985
Netflix, Inc.*	52,498	27,386,107
News Corp. Cl A	46,393	1,179,774
News Corp. Cl B	14,434	338,622
Omnicom Group, Inc.	25,436	1,886,079
Take-Two Interactive Software, Inc.*	13,640	2,410,188
T-Mobile US, Inc.*	69,109	8,658,667
Twitter, Inc.*	94,515	6,013,989
Verizon Communications, Inc.	492,544	28,641,434
ViacomCBS, Inc. Cl B	69,459	3,132,601
Walt Disney Co.*	215,142	39,698,002

		435,599,899

CONSUMER DISCRETIONARY (12.2%)
Advance Auto Parts, Inc.	7,751	1,422,231
Amazon.com, Inc.*	50,762	157,061,689
Aptiv PLC*	32,023	4,415,972
AutoZone, Inc.*	2,627	3,689,096
Best Buy Co., Inc.	27,383	3,143,842
Booking Hldgs., Inc.*	4,843	11,283,415
BorgWarner, Inc.	28,503	1,321,399
Caesars Entertainment, Inc.*	24,562	2,147,947
CarMax, Inc.*	19,289	2,558,879
Carnival Corp.*	94,932	2,519,495
Chipotle Mexican Grill, Inc. Cl A*	3,324	4,722,806
Darden Restaurants, Inc.	15,316	2,174,872
Dollar General Corp.	29,034	5,882,869
Dollar Tree, Inc.*	27,921	3,195,838
Domino’s Pizza, Inc.	4,600	1,691,834
DR Horton, Inc.	39,226	3,495,821
eBay, Inc.	76,504	4,685,105
Etsy, Inc.*	14,982	3,021,420
Expedia Group, Inc.*	16,446	2,830,686
Ford Motor Co.*	463,400	5,676,650
Gap, Inc.*	24,412	726,989
Garmin Ltd.	17,745	2,339,678
General Motors Co.*	150,499	8,647,673
Genuine Parts Co.	17,143	1,981,559
Hanesbrands, Inc.	41,501	816,325
Hasbro, Inc.	15,149	1,456,122
Hilton Worldwide Hldgs., Inc.*	33,025	3,993,383

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Home Depot, Inc.	128,040	39,084,210
L Brands, Inc.*	27,618	1,708,450
Las Vegas Sands Corp.*	38,943	2,366,177
Leggett & Platt, Inc.	15,773	720,038
Lennar Corp. Cl A	32,604	3,300,503
LKQ Corp.*	33,049	1,398,964
Lowe’s Cos., Inc.	87,040	16,553,267
Marriott International, Inc. Cl A*	31,467	4,660,577
McDonald’s Corp.	88,688	19,878,528
MGM Resorts International	48,610	1,846,694
Mohawk Industries, Inc.*	6,963	1,339,055
Newell Brands, Inc.	44,826	1,200,440
NIKE, Inc. Cl B	150,206	19,960,875
Norwegian Cruise Line Hldgs. Ltd.*	43,060	1,188,025
NVR, Inc.*	411	1,936,192
O’Reilly Automotive, Inc.*	8,337	4,228,943
Penn National Gaming, Inc.*	17,476	1,832,184
Pool Corp.	4,787	1,652,664
PulteGroup, Inc.	31,614	1,657,838
PVH Corp.*	8,410	888,937
Ralph Lauren Corp. Cl A*	5,712	703,490
Ross Stores, Inc.	42,154	5,054,686
Royal Caribbean Cruises Ltd.*	26,022	2,227,743
Starbucks Corp.	139,182	15,208,417
Tapestry, Inc.*	33,097	1,363,927
Target Corp.	59,485	11,782,194
Tesla, Inc.*	91,020	60,794,989
TJX Cos., Inc.	142,803	9,446,419
Tractor Supply Co.	13,790	2,441,933
Ulta Beauty, Inc.*	6,656	2,057,836
Under Armour, Inc. Cl A*	22,351	495,298
Under Armour, Inc. Cl C*	23,098	426,389
VF Corp.	38,130	3,047,350
Whirlpool Corp.	7,452	1,642,048
Wynn Resorts Ltd.*	12,481	1,564,743
Yum! Brands, Inc.	35,590	3,850,126

		496,413,744

CONSUMER STAPLES (6.0%)
Altria Group, Inc.	220,111	11,260,879
Archer-Daniels-Midland Co.	66,361	3,782,577
Brown-Forman Corp. Cl B	21,637	1,492,304
Campbell Soup Co.	24,143	1,213,669
Church & Dwight Co., Inc.	29,163	2,547,388
Clorox Co.	14,954	2,884,328
Coca-Cola Co.	459,712	24,231,420
Colgate-Palmolive Co.	100,770	7,943,699
Conagra Brands, Inc.	58,011	2,181,214
Constellation Brands, Inc. Cl A	20,096	4,581,888
Costco Wholesale Corp.	52,504	18,506,610
Estee Lauder Cos., Inc. Cl A	27,304	7,941,368
General Mills, Inc.	72,780	4,462,870
Hershey Co.	17,439	2,758,152
Hormel Foods Corp.	33,471	1,599,244
JM Smucker Co.	13,097	1,657,164
Kellogg Co.	30,278	1,916,597
Kimberly-Clark Corp.	40,164	5,584,804
Kraft Heinz Co.	76,761	3,070,440
Kroger Co.	90,565	3,259,434
Lamb Weston Hldgs., Inc.	17,298	1,340,249

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

McCormick & Co., Inc.	29,615	2,640,473
Molson Coors Beverage Co. Cl B*	22,349	1,143,151
Mondelez International, Inc. Cl A	167,128	9,782,002
Monster Beverage Corp.*	43,668	3,977,718
PepsiCo, Inc.	163,408	23,114,062
Philip Morris International, Inc.	184,927	16,410,422
Procter & Gamble Co.	292,138	39,564,249
Sysco Corp.	60,591	4,770,935
Tyson Foods, Inc. Cl A	35,044	2,603,769
Walgreens Boots Alliance, Inc.	84,914	4,661,779
Walmart, Inc.	164,633	22,362,100

		245,246,958

ENERGY (2.8%)
APA Corp.	45,035	806,127
Baker Hughes Co. Cl A	86,811	1,875,986
Cabot Oil & Gas Corp.	47,244	887,242
Chevron Corp.	228,824	23,978,467
ConocoPhillips	161,137	8,535,427
Devon Energy Corp.	70,631	1,543,287
Diamondback Energy, Inc.	21,576	1,585,620
EOG Resources, Inc.	69,466	5,038,369
Exxon Mobil Corp.	503,722	28,122,799
Halliburton Co.	105,500	2,264,030
Hess Corp.	32,639	2,309,536
HollyFrontier Corp.	17,819	637,564
Kinder Morgan, Inc.	232,521	3,871,475
Marathon Oil Corp.	93,966	1,003,557
Marathon Petroleum Corp.	77,451	4,142,854
NOV, Inc.*	46,270	634,824
Occidental Petroleum Corp.	99,552	2,650,074
ONEOK, Inc.	53,047	2,687,361
Phillips 66	52,021	4,241,792
Pioneer Natural Resources Co.	24,566	3,901,572
Schlumberger NV	166,223	4,519,603
Valero Energy Corp.	48,634	3,482,194
Williams Cos., Inc.	144,437	3,421,713

		112,141,473

FINANCIALS (11.1%)
Aflac, Inc.	76,096	3,894,593
Allstate Corp.	36,034	4,140,307
American Express Co.	77,474	10,957,923
American International Group, Inc.	102,664	4,744,103
Ameriprise Financial, Inc.	13,856	3,220,827
Aon PLC Cl A	26,903	6,190,649
Arthur J. Gallagher & Co.	23,005	2,870,334
Assurant, Inc.	6,874	974,527
Bank of America Corp.	902,746	34,927,243
Bank of New York Mellon Corp.	95,935	4,536,766
Berkshire Hathaway, Inc. Cl B*	225,956	57,724,979
BlackRock, Inc. Cl A	16,837	12,694,424
Capital One Financial Corp.	54,510	6,935,307
Cboe Global Markets, Inc.	12,760	1,259,284
Charles Schwab Corp.	177,997	11,601,844
Chubb Ltd.	53,474	8,447,288
Cincinnati Financial Corp.	17,803	1,835,311
Citigroup, Inc.	248,401	18,071,173
Citizens Financial Group, Inc.	50,520	2,230,458
CME Group, Inc. Cl A	42,681	8,716,741
Comerica, Inc.	16,521	1,185,217

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Discover Financial Svcs.	36,511	3,468,180
Everest Re Group Ltd.	4,726	1,171,150
Fifth Third Bancorp	84,490	3,164,150
First Republic Bank	20,898	3,484,741
Franklin Resources, Inc.	32,422	959,691
Globe Life, Inc.	11,299	1,091,822
Goldman Sachs Group, Inc.	40,944	13,388,688
Hartford Financial Svcs. Group, Inc.	42,578	2,843,785
Huntington Bancshares, Inc.	120,665	1,896,854
Intercontinental Exchange, Inc.	66,859	7,466,813
Invesco Ltd.	44,804	1,129,957
JPMorgan Chase & Co.	363,273	55,301,049
KeyCorp	115,067	2,299,039
Lincoln National Corp.	21,490	1,338,182
Loews Corp.	26,937	1,381,329
M&T Bank Corp.	15,281	2,316,752
MarketAxess Hldgs., Inc.	4,491	2,236,159
Marsh & McLennan Cos., Inc.	60,465	7,364,637
MetLife, Inc.	89,488	5,439,976
Moody’s Corp.	19,168	5,723,756
Morgan Stanley	178,728	13,880,016
MSCI, Inc. Cl A	9,775	4,098,462
Nasdaq, Inc.	13,737	2,025,658
Northern Trust Corp.	24,780	2,604,626
People’s United Financial, Inc.	50,604	905,812
PNC Financial Svcs. Group, Inc.	50,322	8,826,982
Principal Financial Group, Inc.	30,160	1,808,394
Progressive Corp.	69,465	6,641,549
Prudential Financial, Inc.	47,280	4,307,208
Raymond James Financial, Inc.	14,523	1,779,939
Regions Financial Corp.	114,189	2,359,145
S&P Global, Inc.	28,606	10,094,199
State Street Corp.	41,825	3,513,718
SVB Financial Group*	6,383	3,151,032
Synchrony Financial	64,517	2,623,261
T. Rowe Price Group, Inc.	27,022	4,636,975
Travelers Cos., Inc.	29,950	4,504,480
Truist Financial Corp.	160,197	9,342,689
U.S. Bancorp	162,499	8,987,820
Unum Group	24,237	674,516
Wells Fargo & Co.	492,265	19,232,794
Willis Towers Watson PLC	15,352	3,513,766
WR Berkley Corp.	16,636	1,253,523
Zions Bancorporation	19,507	1,072,105

		452,464,677

HEALTH CARE (12.7%)
Abbott Laboratories	210,478	25,223,684
AbbVie, Inc.	209,981	22,724,144
ABIOMED, Inc.*	5,340	1,702,018
Agilent Technologies, Inc.	36,184	4,600,434
Alexion Pharmaceuticals, Inc.*	26,117	3,993,550
Align Technology, Inc.*	8,469	4,586,218
AmerisourceBergen Corp. Cl A	17,499	2,066,107
Amgen, Inc.	68,474	17,037,016
Anthem, Inc.	29,137	10,458,726
Baxter International, Inc.	60,057	5,065,207
Becton Dickinson & Co.	34,468	8,380,894
Biogen, Inc.*	18,068	5,054,523
Bio-Rad Laboratories, Inc. Cl A*	2,543	1,452,485

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Boston Scientific Corp.*	168,085	6,496,485
Bristol-Myers Squibb Co.	266,334	16,813,665
Cardinal Health, Inc.	34,860	2,117,745
Catalent, Inc.*	20,222	2,129,579
Centene Corp.*	69,089	4,415,478
Cerner Corp.	36,314	2,610,250
Cigna Corp.	41,795	10,103,523
Cooper Cos., Inc.	5,835	2,241,165
CVS Health Corp.	155,632	11,708,195
Danaher Corp.	75,058	16,894,055
DaVita, Inc.*	8,565	923,050
DENTSPLY SIRONA, Inc.	26,026	1,660,719
DexCom, Inc.*	11,368	4,085,546
Edwards Lifesciences Corp.*	73,871	6,178,570
Eli Lilly & Co.	94,627	17,678,216
Gilead Sciences, Inc.	149,015	9,630,839
HCA Healthcare, Inc.	31,551	5,942,315
Henry Schein, Inc.*	16,945	1,173,272
Hologic, Inc.*	30,450	2,264,871
Humana, Inc.	15,320	6,422,910
IDEXX Laboratories, Inc.*	10,059	4,921,969
Illumina, Inc.*	17,279	6,636,173
Incyte Corp.*	22,105	1,796,473
Intuitive Surgical, Inc.*	13,828	10,218,062
IQVIA Hldgs., Inc.*	22,741	4,392,197
Johnson & Johnson	312,336	51,332,422
Laboratory Corp. of America Hldgs.*	11,557	2,947,382
McKesson Corp.	18,877	3,681,770
Medtronic PLC	160,204	18,924,899
Merck & Co., Inc.	300,988	23,203,165
Mettler-Toledo International, Inc.*	2,779	3,211,663
PerkinElmer, Inc.	13,272	1,702,665
Perrigo Co. PLC	15,847	641,328
Pfizer, Inc.	662,276	23,994,259
Quest Diagnostics, Inc.	15,837	2,032,521
Regeneron Pharmaceuticals, Inc.*	12,452	5,891,539
ResMed, Inc.	17,219	3,340,830
STERIS PLC	10,141	1,931,658
Stryker Corp.	38,922	9,480,621
Teleflex, Inc.	5,536	2,299,987
Thermo Fisher Scientific, Inc.	46,703	21,314,315
UnitedHealth Group, Inc.	112,209	41,749,603
Universal Health Svcs., Inc. Cl B	9,255	1,234,524
Varian Medical Systems, Inc.*	10,922	1,928,061
Vertex Pharmaceuticals, Inc.*	30,731	6,603,785
Viatris, Inc.*	143,599	2,006,078
Waters Corp.*	7,404	2,103,995
West Pharmaceutical Svcs., Inc.	8,775	2,472,619
Zimmer Biomet Hldgs., Inc.	24,670	3,949,174
Zoetis, Inc. Cl A	56,507	8,898,722

		518,677,913

INDUSTRIALS (8.7%)
3M Co.	68,954	13,286,057
Alaska Air Group, Inc.*	14,740	1,020,155
Allegion PLC	10,755	1,351,043
American Airlines Group, Inc.*	76,054	1,817,691
AMETEK, Inc.	27,359	3,494,565
AO Smith Corp.	16,091	1,087,913
Boeing Co.*	64,786	16,502,290

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Carrier Global Corp.	97,077	4,098,591
Caterpillar, Inc.	64,750	15,013,582
CH Robinson Worldwide, Inc.	15,879	1,515,333
Cintas Corp.	10,401	3,549,965
Copart, Inc.*	24,527	2,663,877
CSX Corp.	90,336	8,710,197
Cummins, Inc.	17,610	4,562,927
Deere & Co.	37,235	13,931,103
Delta Air Lines, Inc.*	75,695	3,654,555
Dover Corp.	17,059	2,339,301
Eaton Corp. PLC	47,252	6,534,007
Emerson Electric Co.	71,413	6,442,881
Equifax, Inc.	14,426	2,612,981
Expeditors International of Washington, Inc.	20,126	2,167,369
Fastenal Co.	68,149	3,426,532
FedEx Corp.	28,854	8,195,690
Fortive Corp.	40,129	2,834,713
Fortune Brands Home & Security, Inc.	16,437	1,574,993
Generac Hldgs., Inc.*	7,430	2,432,954
General Dynamics Corp.	27,536	4,999,436
General Electric Co.	1,042,696	13,690,598
Honeywell International, Inc.	82,632	17,936,928
Howmet Aerospace, Inc.*	46,127	1,482,061
Huntington Ingalls Industries, Inc.	4,781	984,169
IDEX Corp.	9,023	1,888,694
IHS Markit Ltd.	44,292	4,286,580
Illinois Tool Works, Inc.	34,314	7,601,237
Ingersoll Rand, Inc.*	44,258	2,177,936
Jacobs Engineering Group, Inc.	15,426	1,994,119
JB Hunt Transport Svcs., Inc.	9,890	1,662,212
Johnson Controls International PLC	85,324	5,091,283
Kansas City Southern	10,824	2,856,670
L-3 Harris Technologies, Inc.	24,391	4,943,568
Leidos Hldgs., Inc.	15,840	1,525,075
Lockheed Martin Corp.	29,258	10,810,831
Masco Corp.	30,559	1,830,484
Nielsen Hldgs. PLC	42,499	1,068,850
Norfolk Southern Corp.	29,880	8,023,378
Northrop Grumman Corp.	18,421	5,961,772
Old Dominion Freight Line, Inc.	11,372	2,733,943
Otis Worldwide Corp.	48,392	3,312,432
PACCAR, Inc.	40,865	3,797,176
Parker-Hannifin Corp.	15,317	4,831,441
Pentair PLC	19,716	1,228,701
Quanta Svcs., Inc.	16,342	1,437,769
Raytheon Technologies Corp.	180,183	13,922,740
Republic Svcs., Inc. Cl A	24,979	2,481,664
Robert Half International, Inc.	13,403	1,046,372
Rockwell Automation, Inc.	13,797	3,662,276
Rollins, Inc.	26,127	899,291
Roper Technologies, Inc.	12,458	5,024,810
Snap-on, Inc.	6,431	1,483,889
Southwest Airlines Co.*	70,049	4,277,192
Stanley Black & Decker, Inc.	19,132	3,820,086
Teledyne Technologies, Inc.*	4,384	1,813,442
Textron, Inc.	26,860	1,506,309
Trane Technologies PLC	28,328	4,689,984
TransDigm Group, Inc.*	6,484	3,812,073
Union Pacific Corp.	79,550	17,533,616

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

United Airlines Hldgs., Inc.*	37,812	2,175,702
United Parcel Svc., Inc. Cl B	85,370	14,512,046
United Rentals, Inc.*	8,555	2,817,247
Verisk Analytics, Inc. Cl A	19,304	3,410,824
Waste Management, Inc.	46,212	5,962,272
Westinghouse Air Brake Technologies Corp.	21,097	1,670,039
WW Grainger, Inc.	5,241	2,101,274
Xylem, Inc.	21,493	2,260,634

		353,862,390

INFORMATION TECHNOLOGY (26.1%)
Accenture PLC Cl A	75,159	20,762,674
Adobe, Inc.*	56,683	26,945,398
Advanced Micro Devices, Inc.*	143,221	11,242,848
Akamai Technologies, Inc.*	19,399	1,976,758
Amphenol Corp. Cl A	70,777	4,669,159
Analog Devices, Inc.	43,621	6,764,745
ANSYS, Inc.*	10,289	3,493,733
Apple, Inc.	1,870,569	228,490,003
Applied Materials, Inc.	108,248	14,461,933
Arista Networks, Inc.*	6,482	1,956,851
Autodesk, Inc.*	25,993	7,203,960
Automatic Data Processing, Inc.	50,742	9,563,345
Broadcom, Inc.	48,221	22,358,149
Broadridge Financial Solutions, Inc.	13,771	2,108,340
Cadence Design Systems, Inc.*	33,005	4,521,355
CDW Corp.	16,603	2,751,947
Cisco Systems, Inc.	499,979	25,853,914
Citrix Systems, Inc.	14,599	2,049,116
Cognizant Technology Solutions Corp. Cl A	62,644	4,893,749
Corning, Inc.	91,153	3,966,067
DXC Technology Co.*	30,210	944,365
Enphase Energy, Inc.*	15,222	2,468,400
F5 Networks, Inc.*	7,313	1,525,638
Fidelity National Information Svcs., Inc.	73,536	10,339,897
Fiserv, Inc.*	68,089	8,105,315
FleetCor Technologies, Inc.*	9,860	2,648,692
FLIR Systems, Inc.	15,579	879,746
Fortinet, Inc.*	15,975	2,946,109
Gartner, Inc.*	10,524	1,921,156
Global Payments, Inc.	34,929	7,040,988
Hewlett Packard Enterprise Co.	154,583	2,433,136
HP, Inc.	148,229	4,706,271
Intel Corp.	480,692	30,764,288
International Business Machines Corp.	106,195	14,151,546
Intuit, Inc.	32,325	12,382,415
IPG Photonics Corp.*	4,247	895,862
Jack Henry & Associates, Inc.	9,071	1,376,252
Juniper Networks, Inc.	38,980	987,363
Keysight Technologies, Inc.*	22,045	3,161,253
KLA Corp.	18,115	5,985,196
Lam Research Corp.	16,855	10,032,770
Mastercard, Inc. Cl A	103,916	36,999,292
Maxim Integrated Products, Inc.	31,664	2,893,140
Microchip Technology, Inc.	31,764	4,930,408
Micron Technology, Inc.*	132,144	11,656,422
Microsoft Corp.	894,012	210,781,209
Monolithic Power Systems, Inc.	5,019	1,772,761
Motorola Solutions, Inc.	20,049	3,770,214
NetApp, Inc.	26,370	1,916,308

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

NortonLifeLock, Inc.	69,283	1,472,957
NVIDIA Corp.	73,491	39,239,050
NXP Semiconductors NV	32,585	6,560,664
Oracle Corp.	220,102	15,444,557
Paychex, Inc.	37,979	3,722,702
Paycom Software, Inc.*	5,789	2,142,277
PayPal Hldgs., Inc.*	138,824	33,712,020
Qorvo, Inc.*	13,386	2,445,622
QUALCOMM, Inc.	134,263	17,801,931
Salesforce.com, Inc.*	108,842	23,060,355
Seagate Technology PLC	23,799	1,826,573
ServiceNow, Inc.*	23,138	11,571,545
Skyworks Solutions, Inc.	19,455	3,569,603
Synopsys, Inc.*	17,930	4,442,695
TE Connectivity Ltd.	39,265	5,069,504
Teradyne, Inc.	19,655	2,391,620
Texas Instruments, Inc.	108,620	20,528,094
Trimble, Inc.*	29,536	2,297,605
Tyler Technologies, Inc.*	4,794	2,035,197
VeriSign, Inc.*	11,742	2,333,840
Visa, Inc. Cl A	200,930	42,542,909
Western Digital Corp.	36,279	2,421,623
Western Union Co.	48,907	1,206,047
Xilinx, Inc.	29,022	3,595,826
Zebra Technologies Corp. Cl A*	6,268	3,041,108

		1,060,926,380

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	26,280	7,393,615
Albemarle Corp.	13,841	2,022,308
Amcor PLC	185,271	2,163,965
Avery Dennison Corp.	9,887	1,815,748
Ball Corp.	38,984	3,303,504
Celanese Corp. Cl A	13,539	2,028,278
CF Industries Hldgs., Inc.	25,500	1,157,190
Corteva, Inc.	88,504	4,126,056
Dow, Inc.	88,553	5,662,079
DuPont de Nemours, Inc.	63,958	4,942,674
Eastman Chemical Co.	16,147	1,778,108
Ecolab, Inc.	29,434	6,300,936
FMC Corp.	15,346	1,697,421
Freeport-McMoRan, Inc.*	173,501	5,713,388
International Flavors & Fragrances, Inc.	29,542	4,124,359
International Paper Co.	46,825	2,531,828
Linde PLC	62,188	17,421,346
LyondellBasell Industries NV Cl A	30,561	3,179,872
Martin Marietta Materials, Inc.	7,369	2,474,658
Mosaic Co.	40,917	1,293,386
Newmont Corp.	95,063	5,729,447
Nucor Corp.	35,454	2,845,893
Packaging Corp. of America	11,255	1,513,572
PPG Industries, Inc.	28,251	4,244,995
Sealed Air Corp.	18,339	840,293
Sherwin-Williams Co.	9,565	7,059,066
Vulcan Materials Co.	15,711	2,651,231
WestRock Co.	31,313	1,629,842

		107,645,058

REAL ESTATE (2.4%)
Alexandria Real Estate Equities, Inc.	15,071	2,476,165
American Tower Corp.	52,821	12,627,388

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

AvalonBay Communities, Inc.	16,553	3,054,194
Boston Properties, Inc.	16,835	1,704,712
CBRE Group, Inc. Cl A*	39,657	3,137,265
Crown Castle International Corp.	51,355	8,839,736
Digital Realty Trust, Inc.	33,395	4,703,352
Duke Realty Corp.	44,385	1,861,063
Equinix, Inc.	10,593	7,198,897
Equity Residential	40,699	2,915,269
Essex Property Trust, Inc.	7,722	2,099,148
Extra Space Storage, Inc.	15,641	2,073,215
Federal Realty Investment Trust	8,269	838,890
Healthpeak Properties, Inc.	63,878	2,027,488
Host Hotels & Resorts, Inc.*	83,586	1,408,424
Iron Mountain, Inc.	34,271	1,268,370
Kimco Realty Corp.	51,141	958,894
Mid-America Apartment Communities, Inc.	13,606	1,964,162
Prologis, Inc.	87,622	9,287,932
Public Storage	18,077	4,460,680
Realty Income Corp.	44,300	2,813,050
Regency Centers Corp.	18,743	1,062,916
SBA Communications Corp. Cl A	12,976	3,601,489
Simon Property Group, Inc.	38,870	4,422,240
UDR, Inc.	35,139	1,541,197
Ventas, Inc.	44,455	2,371,230
Vornado Realty Trust	18,579	843,301
Welltower, Inc.	49,315	3,532,433
Weyerhaeuser Co.	88,746	3,159,358

		98,252,458

UTILITIES (2.6%)
AES Corp.	79,422	2,129,304
Alliant Energy Corp.	29,628	1,604,653
Ameren Corp.	30,059	2,445,600
American Electric Power Co., Inc.	58,869	4,986,204
American Water Works Co., Inc.	21,500	3,223,280
Atmos Energy Corp.	15,236	1,506,079
CenterPoint Energy, Inc.	65,388	1,481,038
CMS Energy Corp.	34,294	2,099,479
Consolidated Edison, Inc.	40,683	3,043,088
Dominion Energy, Inc.	95,707	7,269,904
DTE Energy Co.	23,023	3,065,282
Duke Energy Corp.	91,353	8,818,305
Edison International	44,993	2,636,590
Entergy Corp.	23,739	2,361,318
Evergy, Inc.	26,912	1,602,071
Eversource Energy	40,667	3,521,356
Exelon Corp.	115,733	5,062,161
FirstEnergy Corp.	64,468	2,236,395
NextEra Energy, Inc.	232,516	17,580,535
NiSource, Inc.	46,524	1,121,694
NRG Energy, Inc.	29,043	1,095,792
Pinnacle West Capital Corp.	13,365	1,087,243
PPL Corp.	91,465	2,637,851
Public Svc. Enterprise Group, Inc.	59,986	3,611,757
Sempra Energy	35,836	4,751,137
Southern Co.	125,408	7,795,361
WEC Energy Group, Inc.	37,375	3,497,926
Xcel Energy, Inc.	63,812	4,244,136

		106,515,539

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,940,299,289) 98.0%		3,987,746,489

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	0.01	04/29/21	3,000,000	2,999,988
U.S. Treasury Bill	A-1+	0.01	05/18/21	18,600,000	18,599,818
U.S. Treasury Bill	A-1+	0.02	05/13/21	3,300,000	3,299,913
U.S. Treasury Bill (1)	A-1+	0.03	04/20/21	19,300,000	19,299,691
U.S. Treasury Bill	A-1+	0.03	05/04/21	26,700,000	26,699,283
U.S. Treasury Bill	A-1+	0.04	04/27/21	4,700,000	4,699,880

					75,598,573

COMMERCIAL PAPER (0.0%) (2)
Unilever Capital Corp.	A-1	0.07	05/17/21	400,000	399,964

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $75,998,537) 1.9%					75,998,537

				Shares	Value
WARRANTS
Energy (0.0%) (2)
Occidental Petroleum Corp. - expiring 08/03/2027*				13,817	164,561

TOTAL WARRANTS (Cost: $68,394) 0.0% (2)					164,561

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		0.01	04/01/21	2,310,068	2,310,068

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,310,068) 0.0% (2)					2,310,068

TOTAL INVESTMENTS (Cost: $2,018,676,288) 99.9%					4,066,219,655

OTHER NET ASSETS 0.1%					3,804,811

NET ASSETS 100.0%					$4,070,024,466

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.4%)
Activision Blizzard, Inc.	4,543	422,499
Alphabet, Inc. Cl A*	1,762	3,634,160
Alphabet, Inc. Cl C*	1,687	3,489,779
AT&T, Inc.	41,602	1,259,293
Charter Communications, Inc. Cl A*	828	510,893
Comcast Corp. Cl A	26,738	1,446,793
Discovery, Inc. Cl A*	949	41,243
Discovery, Inc. Cl C*	1,687	62,233
DISH Network Corp. Cl A*	1,446	52,345
Electronic Arts, Inc.	1,692	229,046
Facebook, Inc. Cl A*	14,139	4,164,360
Fox Corp. Cl A	1,950	70,415
Fox Corp. Cl B	893	31,192
Interpublic Group of Cos., Inc.	2,283	66,664
Live Nation Entertainment, Inc.*	839	71,021
Lumen Technologies, Inc.	5,772	77,056
Netflix, Inc.*	2,600	1,356,316
News Corp. Cl A	2,285	58,108
News Corp. Cl B	709	16,633
Omnicom Group, Inc.	1,257	93,207
Take-Two Interactive Software, Inc.*	674	119,096
T-Mobile US, Inc.*	3,421	428,617
Twitter, Inc.*	4,673	297,343
Verizon Communications, Inc.	24,162	1,405,020
ViacomCBS, Inc. Cl B	3,429	154,648
Walt Disney Co.*	10,612	1,958,126

		21,516,106

CONSUMER DISCRETIONARY (7.2%)
Advance Auto Parts, Inc.	384	70,460
Amazon.com, Inc.*	2,510	7,766,141
Aptiv PLC*	1,577	217,468
AutoZone, Inc.*	131	183,963
Best Buy Co., Inc.	1,339	153,731
Booking Hldgs., Inc.*	239	556,832
BorgWarner, Inc.	1,399	64,858
Caesars Entertainment, Inc.*	1,214	106,164
CarMax, Inc.*	954	126,558
Carnival Corp.*	4,623	122,694
Chipotle Mexican Grill, Inc. Cl A*	164	233,014
Darden Restaurants, Inc.	765	108,630
Dollar General Corp.	1,441	291,976
Dollar Tree, Inc.*	1,379	157,840
Domino’s Pizza, Inc.	228	83,856
DR Horton, Inc.	1,936	172,536
eBay, Inc.	3,782	231,609
Etsy, Inc.*	740	149,236
Expedia Group, Inc.*	805	138,557
Ford Motor Co.*	22,922	280,795
Gap, Inc.*	1,201	35,766
Garmin Ltd.	873	115,105
General Motors Co.*	7,422	426,468
Genuine Parts Co.	843	97,442
Hanesbrands, Inc.	2,036	40,048
Hasbro, Inc.	747	71,802

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Hilton Worldwide Hldgs., Inc.*	1,618	195,649
Home Depot, Inc.	6,283	1,917,886
L Brands, Inc.*	1,366	84,501
Las Vegas Sands Corp.*	1,917	116,477
Leggett & Platt, Inc.	775	35,379
Lennar Corp. Cl A	1,608	162,778
LKQ Corp.*	1,627	68,871
Lowe’s Cos., Inc.	4,264	810,927
Marriott International, Inc. Cl A*	1,555	230,311
McDonald’s Corp.	4,358	976,802
MGM Resorts International	2,406	91,404
Mohawk Industries, Inc.*	347	66,732
Newell Brands, Inc.	2,217	59,371
NIKE, Inc. Cl B	7,413	985,114
Norwegian Cruise Line Hldgs. Ltd.*	2,115	58,353
NVR, Inc.*	21	98,929
O’Reilly Automotive, Inc.*	412	208,987
Penn National Gaming, Inc.*	862	90,372
Pool Corp.	235	81,132
PulteGroup, Inc.	1,556	81,597
PVH Corp.*	415	43,865
Ralph Lauren Corp. Cl A*	282	34,731
Ross Stores, Inc.	2,073	248,573
Royal Caribbean Cruises Ltd.*	1,277	109,324
Starbucks Corp.	6,877	751,450
Tapestry, Inc.*	1,619	66,719
Target Corp.	2,930	580,345
Tesla, Inc.*	4,491	2,999,674
TJX Cos., Inc.	6,999	462,984
Tractor Supply Co.	679	120,237
Ulta Beauty, Inc.*	328	101,408
Under Armour, Inc. Cl A*	1,094	24,243
Under Armour, Inc. Cl C*	1,132	20,897
VF Corp.	1,871	149,530
Whirlpool Corp.	367	80,868
Wynn Resorts Ltd.*	616	77,228
Yum! Brands, Inc.	1,752	189,531

		24,486,728

CONSUMER STAPLES (3.6%)
Altria Group, Inc.	10,895	557,388
Archer-Daniels-Midland Co.	3,267	186,219
Brown-Forman Corp. Cl B	1,073	74,005
Campbell Soup Co.	1,188	59,721
Church & Dwight Co., Inc.	1,436	125,434
Clorox Co.	735	141,767
Coca-Cola Co.	22,705	1,196,780
Colgate-Palmolive Co.	4,976	392,258
Conagra Brands, Inc.	2,862	107,611
Constellation Brands, Inc. Cl A	995	226,860
Costco Wholesale Corp.	2,597	915,391
Estee Lauder Cos., Inc. Cl A	1,344	390,902
General Mills, Inc.	3,580	219,526
Hershey Co.	858	135,701
Hormel Foods Corp.	1,641	78,407
JM Smucker Co.	642	81,232
Kellogg Co.	1,493	94,507
Kimberly-Clark Corp.	1,984	275,875
Kraft Heinz Co.	3,790	151,600

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Kroger Co.	4,463	160,623
Lamb Weston Hldgs., Inc.	854	66,168
McCormick & Co., Inc.	1,461	130,263
Molson Coors Beverage Co. Cl B*	1,100	56,265
Mondelez International, Inc. Cl A	8,255	483,165
Monster Beverage Corp.*	2,173	197,939
PepsiCo, Inc.	8,074	1,142,067
Philip Morris International, Inc.	9,097	807,268
Procter & Gamble Co.	14,432	1,954,526
Sysco Corp.	2,968	233,700
Tyson Foods, Inc. Cl A	1,723	128,019
Walgreens Boots Alliance, Inc.	4,198	230,470
Walmart, Inc.	8,121	1,103,076

		12,104,733

ENERGY (1.6%)
APA Corp.	2,231	39,935
Baker Hughes Co. Cl A	4,268	92,231
Cabot Oil & Gas Corp.	2,344	44,020
Chevron Corp.	11,274	1,181,402
ConocoPhillips	7,953	421,270
Devon Energy Corp.	3,492	76,300
Diamondback Energy, Inc.	1,066	78,340
EOG Resources, Inc.	3,426	248,488
Exxon Mobil Corp.	24,753	1,381,960
Halliburton Co.	5,213	111,871
Hess Corp.	1,598	113,075
HollyFrontier Corp.	871	31,165
Kinder Morgan, Inc.	11,410	189,977
Marathon Oil Corp.	4,649	49,651
Marathon Petroleum Corp.	3,832	204,974
NOV, Inc.*	2,262	31,035
Occidental Petroleum Corp.	4,918	130,917
ONEOK, Inc.	2,605	131,969
Phillips 66	2,562	208,906
Pioneer Natural Resources Co.	1,210	192,172
Schlumberger NV	8,195	222,822
Valero Energy Corp.	2,393	171,339
Williams Cos., Inc.	7,127	168,839

		5,522,658

FINANCIALS (6.6%)
Aflac, Inc.	3,736	191,208
Allstate Corp.	1,774	203,833
American Express Co.	3,808	538,603
American International Group, Inc.	5,062	233,915
Ameriprise Financial, Inc.	683	158,763
Aon PLC Cl A	1,326	305,126
Arthur J. Gallagher & Co.	1,137	141,864
Assurant, Inc.	339	48,060
Bank of America Corp.	44,211	1,710,523
Bank of New York Mellon Corp.	4,705	222,499
Berkshire Hathaway, Inc. Cl B*	11,166	2,852,578
BlackRock, Inc. Cl A	824	621,263
Capital One Financial Corp.	2,681	341,104
Cboe Global Markets, Inc.	625	61,681
Charles Schwab Corp.	8,741	569,738
Chubb Ltd.	2,640	417,041
Cincinnati Financial Corp.	876	90,307
Citigroup, Inc.	12,185	886,459

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Citizens Financial Group, Inc.	2,478	109,404
CME Group, Inc. Cl A	2,099	428,679
Comerica, Inc.	809	58,037
Discover Financial Svcs.	1,793	170,317
Everest Re Group Ltd.	235	58,235
Fifth Third Bancorp	4,145	155,230
First Republic Bank	1,030	171,752
Franklin Resources, Inc.	1,597	47,271
Globe Life, Inc.	557	53,823
Goldman Sachs Group, Inc.	2,006	655,962
Hartford Financial Svcs. Group, Inc.	2,079	138,856
Huntington Bancshares, Inc.	5,933	93,267
Intercontinental Exchange, Inc.	3,282	366,534
Invesco Ltd.	2,193	55,308
JPMorgan Chase & Co.	17,777	2,706,193
KeyCorp.	5,654	112,967
Lincoln National Corp.	1,052	65,508
Loews Corp.	1,327	68,049
M&T Bank Corp.	752	114,011
MarketAxess Hldgs., Inc.	222	110,538
Marsh & McLennan Cos., Inc.	2,986	363,695
MetLife, Inc.	4,383	266,443
Moody’s Corp.	943	281,589
Morgan Stanley	8,748	679,370
MSCI, Inc. Cl A	483	202,512
Nasdaq, Inc.	673	99,241
Northern Trust Corp.	1,214	127,604
People’s United Financial, Inc.	2,486	44,499
PNC Financial Svcs. Group, Inc.	2,474	433,964
Principal Financial Group, Inc.	1,483	88,921
Progressive Corp.	3,435	328,420
Prudential Financial, Inc.	2,317	211,079
Raymond James Financial, Inc.	715	87,630
Regions Financial Corp.	5,594	115,572
S&P Global, Inc.	1,408	496,841
State Street Corp.	2,053	172,473
SVB Financial Group*	315	155,503
Synchrony Financial	3,176	129,136
T. Rowe Price Group, Inc.	1,328	227,885
Travelers Cos., Inc.	1,476	221,990
Truist Financial Corp.	7,861	458,454
U.S. Bancorp	7,948	439,604
Unum Group	1,183	32,923
Wells Fargo & Co.	24,130	942,759
Willis Towers Watson PLC	756	173,033
WR Berkley Corp.	818	61,636
Zions Bancorporation	956	52,542

		22,229,824

HEALTH CARE (7.6%)
Abbott Laboratories	10,362	1,241,782
AbbVie, Inc.	10,362	1,121,376
ABIOMED, Inc.*	265	84,463
Agilent Technologies, Inc.	1,780	226,309
Alexion Pharmaceuticals, Inc.*	1,288	196,948
Align Technology, Inc.*	419	226,901
AmerisourceBergen Corp. Cl A	863	101,894
Amgen, Inc.	3,384	841,973
Anthem, Inc.	1,432	514,016

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Baxter International, Inc.	2,947	248,550
Becton Dickinson & Co.	1,698	412,869
Biogen, Inc.*	896	250,656
Bio-Rad Laboratories, Inc. Cl A*	126	71,968
Boston Scientific Corp.*	8,284	320,177
Bristol-Myers Squibb Co.	13,097	826,814
Cardinal Health, Inc.	1,713	104,065
Catalent, Inc.*	995	104,784
Centene Corp.*	3,402	217,422
Cerner Corp.	1,797	129,168
Cigna Corp.	2,064	498,951
Cooper Cos., Inc.	288	110,618
CVS Health Corp.	7,684	578,067
Danaher Corp.	3,707	834,371
DaVita, Inc.*	423	45,587
DENTSPLY SIRONA, Inc.	1,280	81,677
DexCom, Inc.*	562	201,977
Edwards Lifesciences Corp.*	3,648	305,119
Eli Lilly & Co.	4,643	867,405
Gilead Sciences, Inc.	7,368	476,194
HCA Healthcare, Inc.	1,547	291,362
Henry Schein, Inc.*	831	57,539
Hologic, Inc.*	1,511	112,388
Humana, Inc.	755	316,534
IDEXX Laboratories, Inc.*	498	243,676
Illumina, Inc.*	853	327,603
Incyte Corp.*	1,101	89,478
Intuitive Surgical, Inc.*	690	509,869
IQVIA Hldgs., Inc.*	1,120	216,317
Johnson & Johnson	15,355	2,523,594
Laboratory Corp. of America Hldgs.*	571	145,622
McKesson Corp.	931	181,582
Medtronic PLC	7,872	929,919
Merck & Co., Inc.	14,820	1,142,474
Mettler-Toledo International, Inc.*	138	159,485
PerkinElmer, Inc.	656	84,158
Perrigo Co. PLC	774	31,324
Pfizer, Inc.	32,661	1,183,308
Quest Diagnostics, Inc.	780	100,105
Regeneron Pharmaceuticals, Inc.*	619	292,874
ResMed, Inc.	851	165,111
STERIS PLC	500	95,240
Stryker Corp.	1,910	465,238
Teleflex, Inc.	273	113,421
Thermo Fisher Scientific, Inc.	2,311	1,054,694
UnitedHealth Group, Inc.	5,531	2,057,919
Universal Health Svcs., Inc. Cl B	455	60,693
Varian Medical Systems, Inc.*	539	95,150
Vertex Pharmaceuticals, Inc.*	1,526	327,922
Viatris, Inc.*	7,079	98,894
Waters Corp.*	365	103,722
West Pharmaceutical Svcs., Inc.	434	122,292
Zimmer Biomet Hldgs., Inc.	1,212	194,017
Zoetis, Inc. Cl A	2,780	437,794

		25,573,419

INDUSTRIALS (5.1%)
3M Co.	3,386	652,415
Alaska Air Group, Inc.*	723	50,039

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Allegion PLC	530	66,579
American Airlines Group, Inc.*	3,728	89,099
AMETEK, Inc.	1,346	171,925
AO Smith Corp.	792	53,547
Boeing Co.*	3,202	815,613
Carrier Global Corp.	4,763	201,094
Caterpillar, Inc.	3,198	741,520
CH Robinson Worldwide, Inc.	785	74,912
Cintas Corp.	515	175,775
Copart, Inc.*	1,218	132,287
CSX Corp.	4,466	430,612
Cummins, Inc.	867	224,648
Deere & Co.	1,824	682,431
Delta Air Lines, Inc.*	3,724	179,795
Dover Corp.	839	115,052
Eaton Corp. PLC	2,321	320,948
Emerson Electric Co.	3,501	315,860
Equifax, Inc.	714	129,327
Expeditors International of Washington, Inc.	993	106,936
Fastenal Co.	3,351	168,488
FedEx Corp.	1,419	403,053
Fortive Corp.	1,978	139,726
Fortune Brands Home & Security, Inc.	809	77,518
Generac Hldgs., Inc.*	367	120,174
General Dynamics Corp.	1,355	246,014
General Electric Co.	51,177	671,954
Honeywell International, Inc.	4,058	880,870
Howmet Aerospace, Inc.*	2,270	72,935
Huntington Ingalls Industries, Inc.	236	48,581
IDEX Corp.	444	92,938
IHS Markit Ltd.	2,180	210,980
Illinois Tool Works, Inc.	1,680	372,154
Ingersoll Rand, Inc.*	2,179	107,228
Jacobs Engineering Group, Inc.	758	97,987
JB Hunt Transport Svcs., Inc.	487	81,850
Johnson Controls International PLC	4,204	250,853
Kansas City Southern	532	140,406
L-3 Harris Technologies, Inc.	1,203	243,824
Leidos Hldgs., Inc.	780	75,098
Lockheed Martin Corp.	1,445	533,928
Masco Corp.	1,505	90,149
Nielsen Hldgs. PLC	2,091	52,589
Norfolk Southern Corp.	1,468	394,187
Northrop Grumman Corp.	910	294,512
Old Dominion Freight Line, Inc.	559	134,389
Otis Worldwide Corp.	2,388	163,459
PACCAR, Inc.	2,024	188,070
Parker-Hannifin Corp.	754	237,834
Pentair PLC	971	60,513
Quanta Svcs., Inc.	807	71,000
Raytheon Technologies Corp.	8,889	686,853
Republic Svcs., Inc. Cl A	1,231	122,300
Robert Half International, Inc.	661	51,604
Rockwell Automation, Inc.	677	179,703
Rollins, Inc.	1,295	44,574
Roper Technologies, Inc.	612	246,844
Snap-on, Inc.	317	73,145
Southwest Airlines Co.*	3,440	210,046

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Stanley Black & Decker, Inc.	940	187,690
Teledyne Technologies, Inc.*	217	89,762
Textron, Inc.	1,325	74,306
Trane Technologies PLC	1,394	230,791
TransDigm Group, Inc.*	321	188,722
Union Pacific Corp.	3,891	857,615
United Airlines Hldgs., Inc.*	1,853	106,622
United Parcel Svc., Inc. Cl B	4,215	716,508
United Rentals, Inc.*	420	138,310
Verisk Analytics, Inc. Cl A	953	168,386
Waste Management, Inc.	2,271	293,004
Westinghouse Air Brake Technologies Corp.	1,039	82,247
WW Grainger, Inc.	257	103,039
Xylem, Inc.	1,053	110,755

		17,416,501

INFORMATION TECHNOLOGY (15.5%)
Accenture PLC Cl A	3,692	1,019,915
Adobe, Inc.*	2,803	1,332,462
Advanced Micro Devices, Inc.*	7,099	557,272
Akamai Technologies, Inc.*	955	97,315
Amphenol Corp. Cl A	3,512	231,687
Analog Devices, Inc.	2,158	334,663
ANSYS, Inc.*	506	171,817
Apple, Inc.	92,368	11,282,751
Applied Materials, Inc.	5,377	718,367
Arista Networks, Inc.*	320	96,605
Autodesk, Inc.*	1,288	356,969
Automatic Data Processing, Inc.	2,504	471,929
Broadcom, Inc.	2,384	1,105,365
Broadridge Financial Solutions, Inc.	676	103,495
Cadence Design Systems, Inc.*	1,631	223,431
CDW Corp.	823	136,412
Cisco Systems, Inc.	24,619	1,273,049
Citrix Systems, Inc.	720	101,059
Cognizant Technology Solutions Corp. Cl A	3,097	241,938
Corning, Inc.	4,484	195,099
DXC Technology Co.*	1,485	46,421
Enphase Energy, Inc.*	762	123,566
F5 Networks, Inc.*	361	75,312
Fidelity National Information Svcs., Inc.	3,643	512,242
Fiserv, Inc.*	3,379	402,236
FleetCor Technologies, Inc.*	487	130,823
FLIR Systems, Inc.	767	43,312
Fortinet, Inc.*	794	146,430
Gartner, Inc.*	520	94,926
Global Payments, Inc.	1,735	349,741
Hewlett Packard Enterprise Co.	7,617	119,892
HP, Inc.	7,316	232,283
Intel Corp.	23,693	1,516,352
International Business Machines Corp.	5,217	695,217
Intuit, Inc.	1,601	613,279
IPG Photonics Corp.*	208	43,876
Jack Henry & Associates, Inc.	446	67,667
Juniper Networks, Inc.	1,919	48,608
Keysight Technologies, Inc.*	1,087	155,876
KLA Corp.	899	297,030
Lam Research Corp.	835	497,025
Mastercard, Inc. Cl A	5,143	1,831,165

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Maxim Integrated Products, Inc.	1,568	143,268
Microchip Technology, Inc.	1,574	244,316
Micron Technology, Inc.*	6,546	577,423
Microsoft Corp.	44,175	10,415,140
Monolithic Power Systems, Inc.	250	88,303
Motorola Solutions, Inc.	987	185,605
NetApp, Inc.	1,306	94,907
NortonLifeLock, Inc.	3,399	72,263
NVIDIA Corp.	3,632	1,939,234
NXP Semiconductors NV	1,630	328,184
Oracle Corp.	10,859	761,976
Paychex, Inc.	1,879	184,180
Paycom Software, Inc.*	285	105,467
PayPal Hldgs., Inc.*	6,868	1,667,825
Qorvo, Inc.*	663	121,130
QUALCOMM, Inc.	6,655	882,386
Salesforce.com, Inc.*	5,381	1,140,072
Seagate Technology PLC	1,184	90,872
ServiceNow, Inc.*	1,146	573,126
Skyworks Solutions, Inc.	963	176,691
Synopsys, Inc.*	891	220,772
TE Connectivity Ltd.	1,935	249,828
Teradyne, Inc.	973	118,395
Texas Instruments, Inc.	5,372	1,015,254
Trimble, Inc.*	1,461	113,651
Tyler Technologies, Inc.*	236	100,189
VeriSign, Inc.*	583	115,877
Visa, Inc. Cl A	9,935	2,103,538
Western Digital Corp.	1,794	119,749
Western Union Co.	2,406	59,332
Xilinx, Inc.	1,439	178,292
Zebra Technologies Corp. Cl A*	313	151,861

		52,433,985

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	1,295	364,335
Albemarle Corp.	680	99,355
Amcor PLC	9,118	106,498
Avery Dennison Corp.	487	89,438
Ball Corp.	1,921	162,785
Celanese Corp. Cl A	667	99,923
CF Industries Hldgs., Inc.	1,246	56,543
Corteva, Inc.	4,344	202,517
Dow, Inc.	4,368	279,290
DuPont de Nemours, Inc.	3,145	243,046
Eastman Chemical Co.	794	87,435
Ecolab, Inc.	1,455	311,472
FMC Corp.	755	83,511
Freeport-McMoRan, Inc.*	8,569	282,177
International Flavors & Fragrances, Inc.	1,454	202,993
International Paper Co.	2,283	123,442
Linde PLC	3,055	855,828
LyondellBasell Industries NV Cl A	1,507	156,803
Martin Marietta Materials, Inc.	366	122,910
Mosaic Co.	1,997	63,125
Newmont Corp.	4,699	283,209
Nucor Corp.	1,736	139,349
Packaging Corp. of America	555	74,636
PPG Industries, Inc.	1,384	207,960

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Sealed Air Corp.	904	41,421
Sherwin-Williams Co.	473	349,079
Vulcan Materials Co.	779	131,456
WestRock Co.	1,532	79,741

		5,300,277

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	743	122,075
American Tower Corp.	2,598	621,078
AvalonBay Communities, Inc.	815	150,376
Boston Properties, Inc.	828	83,843
CBRE Group, Inc. Cl A*	1,963	155,293
Crown Castle International Corp.	2,519	433,595
Digital Realty Trust, Inc.	1,646	231,823
Duke Realty Corp.	2,185	91,617
Equinix, Inc.	523	355,426
Equity Residential	2,004	143,547
Essex Property Trust, Inc.	381	103,571
Extra Space Storage, Inc.	772	102,329
Federal Realty Investment Trust	408	41,392
Healthpeak Properties, Inc.	3,142	99,727
Host Hotels & Resorts, Inc.*	4,119	69,405
Iron Mountain, Inc.	1,687	62,436
Kimco Realty Corp.	2,529	47,419
Mid-America Apartment Communities, Inc.	670	96,721
Prologis, Inc.	4,327	458,662
Public Storage	890	219,616
Realty Income Corp.	2,183	138,620
Regency Centers Corp.	924	52,400
SBA Communications Corp. Cl A	639	177,354
Simon Property Group, Inc.	1,914	217,756
UDR, Inc.	1,736	76,141
Ventas, Inc.	2,174	115,961
Vornado Realty Trust	918	41,668
Welltower, Inc.	2,435	174,419
Weyerhaeuser Co.	4,387	156,177

		4,840,447

UTILITIES (1.5%)
AES Corp.	3,899	104,532
Alliant Energy Corp.	1,461	79,128
Ameren Corp.	1,479	120,331
American Electric Power Co., Inc.	2,898	245,461
American Water Works Co., Inc.	1,061	159,065
Atmos Energy Corp.	751	74,236
CenterPoint Energy, Inc.	3,221	72,956
CMS Energy Corp.	1,688	103,339
Consolidated Edison, Inc.	2,001	149,675
Dominion Energy, Inc.	4,706	357,468
DTE Energy Co.	1,133	150,848
Duke Energy Corp.	4,484	432,841
Edison International	2,216	129,858
Entergy Corp.	1,168	116,181
Evergy, Inc.	1,325	78,877
Eversource Energy	2,000	173,180
Exelon Corp.	5,704	249,493
FirstEnergy Corp.	3,174	110,106
NextEra Energy, Inc.	11,465	866,869
NiSource, Inc.	2,292	55,260
NRG Energy, Inc.	1,432	54,029

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Pinnacle West Capital Corp.	658	53,528
PPL Corp.	4,488	129,434
Public Svc. Enterprise Group, Inc.	2,948	177,499
Sempra Energy	1,761	233,473
Southern Co.	6,178	384,024
WEC Energy Group, Inc.	1,845	172,674
Xcel Energy, Inc.	3,138	208,708

		5,243,073

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $104,747,170 ) 58.1%		196,667,751

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.03	04/20/21	2,700,000	2,699,956

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.8%) (Cost: $2,699,956) 0.8%					2,699,956

	Shares	Value
INDEXED ASSETS:
WARRANTS:
ENERGY (0.0%) (2)
Occidental Petroleum Corp. - expiring 08/03/2027*	16	191

TOTAL INDEXED ASSETS - WARRANTS (Cost: $79 ) 0.0% (2)		191

TOTAL INDEXED ASSETS (Cost: $107,447,205) 58.9%		199,367,898

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Bandwidth, Inc. Cl A*	849	107,603
Cardlytics, Inc.*	2,224	243,973
Cogent Communications Hldgs., Inc.	3,108	213,706
Discovery, Inc. Cl A*	3,887	168,930
Discovery, Inc. Cl C*	19,180	707,551
ORBCOMM, Inc.*	30,778	234,836
Pinterest, Inc. Cl A*	4,052	299,970
Take-Two Interactive Software, Inc.*	1,570	277,419
TEGNA, Inc.	40,206	757,079
Twitter, Inc.*	3,398	216,215
ViacomCBS, Inc. Cl B	3,125	140,936
World Wrestling Entertainment, Inc. Cl A	1,932	104,829
Zynga, Inc. Cl A*	37,679	384,702

		3,857,749

CONSUMER DISCRETIONARY (5.5%)
Aptiv PLC*	1,891	260,769
AutoZone, Inc.*	488	685,299
Bloomin’ Brands, Inc.*	37,180	1,005,719
Bright Horizons Family Solutions, Inc.*	1,374	235,572
Caesars Entertainment, Inc.*	9,324	815,384
Capri Hldgs. Ltd.*	17,382	886,482

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Chegg, Inc.*	2,930	250,984
Darden Restaurants, Inc.	2,039	289,538
Extended Stay America, Inc.	56,760	1,121,010
Five Below, Inc.*	6,145	1,172,405
Foot Locker, Inc.	2,577	144,956
Fox Factory Hldg. Corp.*	2,963	376,479
Haverty Furniture Cos., Inc.	5,306	197,330
Johnson Outdoors, Inc. Cl A	1,323	188,858
Lithia Motors, Inc. Cl A	3,187	1,243,217
Marriott Vacations Worldwide Corp.*	8,160	1,421,309
NVR, Inc.*	78	367,453
Oxford Industries, Inc.	4,470	390,767
Ralph Lauren Corp. Cl A*	3,915	482,172
Red Rock Resorts, Inc. Cl A*	6,498	211,770
Skyline Champion Corp.*	12,680	573,897
Sonic Automotive, Inc. Cl A	10,592	525,045
Sonos, Inc.*	18,397	689,335
Stamps.com, Inc.*	737	147,039
Steven Madden Ltd.	22,857	851,652
Taylor Morrison Home Corp. Cl A*	20,432	629,510
Tempur Sealy International, Inc.	13,549	495,351
Tractor Supply Co.	3,245	574,625
Williams-Sonoma, Inc.	10,156	1,819,955
XPEL, Inc.*	4,434	230,257
YETI Hldgs., Inc.*	3,969	286,602

		18,570,741

CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	4,325	194,019
Church & Dwight Co., Inc.	6,797	593,718
Constellation Brands, Inc. Cl A	4,964	1,131,792
Crimson Wine Group Ltd.*	39,259	261,072
Freshpet, Inc.*	2,168	344,300
TreeHouse Foods, Inc.*	23,886	1,247,805
Tyson Foods, Inc. Cl A	1,424	105,803

		3,878,509

ENERGY (1.2%)
Baker Hughes Co. Cl A	3,983	86,073
ChampionX Corp.*	22,773	494,857
Cheniere Energy, Inc.*	5,647	406,641
Devon Energy Corp.	60,807	1,328,633
Hess Corp.	1,751	123,900
MPLX LP	4,600	117,898
PDC Energy, Inc.*	11,713	402,927
Renewable Energy Group, Inc.*	5,146	339,842
Southwestern Energy Co.*	25,285	117,575
Williams Cos., Inc.	22,377	530,111

		3,948,457

FINANCIALS (6.1%)
American Equity Investment Life Hldg. Co.	9,136	288,058
American Financial Group, Inc.	5,027	573,581
Ameriprise Financial, Inc.	3,667	852,394
Argo Group International Hldgs. Ltd.	4,446	223,723
Associated Banc-Corp.	5,962	127,229
BancFirst Corp.	3,137	221,755
Bank of Marin Bancorp	4,122	161,417
Banner Corp.	8,507	453,678
Brookline Bancorp, Inc.	25,844	387,660
Brown & Brown, Inc.	7,351	336,014

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Bryn Mawr Bank Corp.	6,362	289,535
Dime Community Bancshares, Inc.	7,366	222,011
Discover Financial Svcs.	6,148	583,999
Eastern Bankshares, Inc.	26,393	509,121
Ellington Financial, Inc.	24,266	388,499
Enterprise Financial Svcs. Corp.	7,949	392,999
Essent Group Ltd.	8,099	384,622
Everest Re Group Ltd.	926	229,472
Fifth Third Bancorp	27,995	1,048,413
First Financial Bankshares, Inc.	6,190	289,259
First Interstate BancSystem, Inc. Cl A	12,580	579,183
First Republic Bank	3,079	513,424
Globe Life, Inc.	3,449	333,277
Green Dot Corp. Cl A*	13,108	600,215
Hancock Whitney Corp.	11,109	466,689
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,531	141,989
Hartford Financial Svcs. Group, Inc.	10,912	728,813
Houlihan Lokey, Inc. Cl A	3,152	209,639
Investors Bancorp, Inc.	18,139	266,462
iShares Micro-Cap ETF	1,070	157,236
iShares Russell 2000 Value ETF	85	13,555
iShares Russell Mid-Cap ETF	6,530	482,763
iShares Russell Mid-Cap Value ETF	4,700	513,710
KeyCorp.	14,714	293,986
Lincoln National Corp.	2,169	135,064
Moelis & Co. Cl A	15,637	858,159
MSCI, Inc. Cl A	535	224,315
Peoples Bancorp, Inc.	2,590	85,910
Primerica, Inc.	3,905	577,237
Progressive Corp.	3,800	363,318
Raymond James Financial, Inc.	2,169	265,833
Reinsurance Group of America, Inc.	1,673	210,882
RLI Corp.	1,872	208,859
Safety Insurance Group, Inc.	1,198	100,931
Selective Insurance Group, Inc.	7,051	511,479
Signature Bank	556	125,711
Starwood Property Trust, Inc.	22,596	559,025
Stifel Financial Corp.	4,325	277,060
Stock Yards Bancorp, Inc.	15,223	777,286
SVB Financial Group*	575	283,854
Synchrony Financial	4,509	183,336
TriCo Bancshares	6,671	316,005
UMB Financial Corp.	4,682	432,289
Voya Financial, Inc.	2,963	188,565
Webster Financial Corp.	6,090	335,620
Zions Bancorporation	4,796	263,587

		20,548,705

HEALTH CARE (5.3%)
1Life Healthcare, Inc.*	4,091	159,876
ACADIA Pharmaceuticals, Inc.*	4,861	125,414
Acceleron Pharma, Inc.*	1,003	136,017
Agilent Technologies, Inc.	6,178	785,471
Alder Biopharmaceuticals, Inc. - contingent value rights*	6,208	5,463	††
Align Technology, Inc.*	654	354,161
Allakos, Inc.*	1,093	125,454
Alnylam Pharmaceuticals, Inc.*	1,176	166,039
Amicus Therapeutics, Inc.*	9,261	91,499
Arrowhead Pharmaceuticals, Inc.*	3,390	224,791

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Biohaven Pharmaceutical Hldg. Co. Ltd.*	3,421	233,825
Blueprint Medicines Corp.*	2,023	196,696
CareDx, Inc.*	2,685	182,822
Centene Corp.*	3,071	196,268
Chemed Corp.	611	280,950
ChemoCentryx, Inc.*	2,358	120,824
Coherus Biosciences, Inc.*	5,937	86,740
CONMED Corp.	1,878	245,248
Emergent BioSolutions, Inc.*	2,605	242,031
Envista Hldgs. Corp.*	4,944	201,715
Esperion Therapeutics, Inc.*	3,438	96,436
Exact Sciences Corp.*	1,499	197,538
Fate Therapeutics, Inc.*	2,667	219,894
FibroGen, Inc.*	3,156	109,545
HealthEquity, Inc.*	2,738	186,184
Hill-Rom Hldgs., Inc.	1,927	212,895
Horizon Therapeutics PLC*	8,364	769,822
Humana, Inc.	702	294,313
IDEXX Laboratories, Inc.*	604	295,544
ImmunityBio, Inc.*	7,286	172,970
Incyte Corp.*	1,890	153,600
Inmode Ltd.*	2,526	182,807
Insmed, Inc.*	4,277	145,675
Inspire Medical Systems, Inc.*	1,073	222,100
Insulet Corp.*	948	247,352
Intersect ENT, Inc.*	5,362	111,959
Invitae Corp.*	4,509	172,289
iRhythm Technologies, Inc.*	1,334	185,239
Karyopharm Therapeutics, Inc.*	5,700	59,964
Kodiak Sciences, Inc.*	1,677	190,155
Krystal Biotech, Inc.*	1,433	110,398
LHC Group, Inc.*	1,545	295,420
Madrigal Pharmaceuticals, Inc.*	861	100,711
Medpace Hldgs., Inc.*	1,062	174,221
Mettler-Toledo International, Inc.*	340	392,935
Mirati Therapeutics, Inc.*	1,300	222,690
Moderna, Inc.*	1,867	244,484
NanoString Technologies, Inc.*	6,359	417,850
Natera, Inc.*	2,561	260,044
Neogen Corp.*	2,151	191,202
NeoGenomics, Inc.*	4,320	208,354
Nevro Corp.*	1,316	183,582
Novavax, Inc.*	1,456	263,987
Omnicell, Inc.*	1,848	240,000
Orchard Therapeutics PLC*	11,010	79,933
OrthoPediatrics Corp.*	3,517	171,454
Pacific Biosciences of California, Inc.*	5,445	181,373
Penumbra, Inc.*	1,115	301,697
Progyny, Inc.*	1,984	88,308
Repligen Corp.*	1,091	212,101
Sage Therapeutics, Inc.*	2,278	170,508
SeaSpine Hldgs. Corp.*	12,574	218,788
Sientra, Inc.*	76,634	558,662
Silk Road Medical, Inc.*	2,411	122,117
Simulations Plus, Inc.	3,162	199,965
Sorrento Therapeutics, Inc.*	12,838	106,170
STAAR Surgical Co.*	2,811	296,307
Supernus Pharmaceuticals, Inc.*	18,266	478,204

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Syneos Health, Inc. Cl A*	8,044	610,137
Tactile Systems Technology, Inc.*	3,443	187,609
Tandem Diabetes Care, Inc.*	3,215	283,724
Theravance Biopharma, Inc.*	3,724	76,007
Ultragenyx Pharmaceutical, Inc.*	1,826	207,908
Veeva Systems, Inc. Cl A*	1,364	356,331
Vericel Corp.*	11,144	619,049
Xencor, Inc.*	2,785	119,922
Zimmer Biomet Hldgs., Inc.	4,186	670,094

		18,009,831

INDUSTRIALS (7.1%)
Alaska Air Group, Inc.*	12,286	850,314
Arcosa, Inc.	9,679	630,006
Axon Enterprise, Inc.*	2,572	366,305
AZEK Co., Inc. Cl A*	3,108	130,691
Bloom Energy Corp. Cl A*	6,545	177,042
Boise Cascade Co.	6,397	382,733
Builders FirstSource, Inc.*	14,411	668,238
Carlisle Cos., Inc.	5,789	952,754
Casella Waste Systems, Inc. Cl A*	2,249	142,969
Clean Harbors, Inc.*	3,167	266,218
Deluxe Corp.	16,873	707,991
Dover Corp.	5,307	727,749
Ducommun, Inc.*	2,643	158,580
EMCOR Group, Inc.	2,940	329,750
Encore Wire Corp.	9,287	623,436
EnPro Industries, Inc.	8,054	686,764
ESCO Technologies, Inc.	6,530	711,052
Exponent, Inc.	2,427	236,511
Federal Signal Corp.	7,181	275,032
Franklin Electric Co., Inc.	2,803	221,269
FuelCell Energy, Inc.*	9,645	138,985
Generac Hldgs., Inc.*	1,177	385,409
Gorman-Rupp Co.	4,437	146,909
HEICO Corp. Cl A	2,805	318,648
IAA, Inc.*	4,408	243,057
ICF International, Inc.	3,730	326,002
Jacobs Engineering Group, Inc.	2,210	285,686
Kansas City Southern	2,138	564,261
L-3 Harris Technologies, Inc.	1,884	381,849
Lennox International, Inc.	1,473	458,972
ManTech International Corp. Cl A	2,740	238,243
Masonite International Corp.*	1,878	216,421
Miller Industries, Inc.	20,228	934,331
Mueller Industries, Inc.	31,094	1,285,737
Old Dominion Freight Line, Inc.	5,120	1,230,900
Oshkosh Corp.	2,402	285,021
Parsons Corp.*	2,214	89,534
Plug Power, Inc.*	9,373	335,928
Quanta Svcs., Inc.	4,224	371,627
Rexnord Corp.	9,329	439,303
Rockwell Automation, Inc.	1,511	401,080
Saia, Inc.*	1,604	369,850
Simpson Manufacturing Co., Inc.	2,643	274,158
Stanley Black & Decker, Inc.	1,696	338,640
Sunrun, Inc.*	1,833	110,860
Teledyne Technologies, Inc.*	680	281,282
Tetra Tech, Inc.	1,819	246,875

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Trane Technologies PLC	4,235	701,146
TransUnion	3,254	292,860
Trex Co., Inc.*	6,288	575,604
UFP Industries, Inc.	9,474	718,508
Upwork, Inc.*	5,454	244,175
VSE Corp.	14,468	571,486
Werner Enterprises, Inc.	7,653	360,992
Willdan Group, Inc.*	3,314	136,040
Woodward, Inc.	3,819	460,687

		24,006,470

INFORMATION TECHNOLOGY (6.2%)
Akoustis Technologies, Inc.*	10,098	134,707
Altair Engineering, Inc. Cl A*	2,961	185,270
Amphenol Corp. Cl A	6,770	446,617
Analog Devices, Inc.	1,939	300,700
Blackline, Inc.*	2,392	259,293
Cambium Networks Corp.*	6,140	286,861
Ciena Corp.*	9,019	493,520
Cloudera, Inc.*	25,292	307,804
CMC Materials, Inc.	1,226	216,745
Cohu, Inc.*	8,803	368,318
Concentrix Corp.*	3,170	474,612
Domo, Inc. Cl B*	4,494	252,967
DXC Technology Co.*	17,932	560,554
EchoStar Corp. Cl A*	2,041	48,984
EPAM Systems, Inc.*	1,487	589,878
Euronet Worldwide, Inc.*	5,715	790,385
Everspin Technologies, Inc.*	16,648	99,888
Five9, Inc.*	7,410	1,158,405
FLIR Systems, Inc.	4,272	241,240
Globant S.A.*	1,275	264,703
Guidewire Software, Inc.*	1,947	197,874
Hewlett Packard Enterprise Co.	16,811	264,605
II-VI, Inc.*	8,182	559,404
Keysight Technologies, Inc.*	1,293	185,416
KLA Corp.	1,541	509,146
LivePerson, Inc.*	4,595	242,340
Lumentum Hldgs., Inc.*	5,235	478,217
Marvell Technology Group Ltd.	4,682	229,324
MAXIMUS, Inc.	2,401	213,785
MaxLinear, Inc. Cl A*	10,328	351,978
Microchip Technology, Inc.	1,703	264,340
MKS Instruments, Inc.	1,709	316,883
Monolithic Power Systems, Inc.	1,032	364,512
Motorola Solutions, Inc.	1,741	327,395
New Relic, Inc.*	1,551	95,355
Novanta, Inc.*	1,825	240,699
Okta, Inc. Cl A*	1,382	304,634
Palo Alto Networks, Inc.*	678	218,357
Perficient, Inc.*	9,658	567,118
Ping Identity Hldg. Corp.*	4,252	93,246
Plexus Corp.*	1,741	159,894
Proofpoint, Inc.*	2,587	325,419
PTC, Inc.*	4,482	616,947
Q2 Hldgs., Inc.*	1,751	175,450
Qorvo, Inc.*	1,714	313,148
Rapid7, Inc.*	6,462	482,130
Richardson Electronics Ltd.*	30,576	194,769

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

RingCentral, Inc. Cl A*	458	136,429
Sailpoint Technologies Hldgs., Inc.*	11,134	563,826
Sequans Communications S.A.*	14,660	88,546
Silicon Laboratories, Inc.*	1,726	243,487
SiTime Corp.*	1,432	141,195
Skyworks Solutions, Inc.	1,338	245,497
Splunk, Inc.*	2,387	323,390
Synaptics, Inc.*	4,381	593,275
Synopsys, Inc.*	1,606	397,935
Twilio, Inc. Cl A*	1,478	503,643
ViaSat, Inc.*	19,505	937,605
Western Digital Corp.	1,539	102,729
Xperi Hldg. Corp.	20,633	449,180
Zendesk, Inc.*	4,509	597,984

		21,098,557

MATERIALS (2.4%)
Ashland Global Hldgs., Inc.	6,822	605,589
Avient Corp.	6,036	285,322
Coeur Mining, Inc.*	58,329	526,711
Crown Hldgs., Inc.	13,984	1,357,008
Ferro Corp.*	44,608	752,091
Ferroglobe Representation & Warranty Insurance Trust*	6,270	0	††
FMC Corp.	2,582	285,596
Freeport-McMoRan, Inc.*	11,439	376,686
Hawkins, Inc.	2,712	90,906
Innospec, Inc.	2,012	206,612
International Flavors & Fragrances, Inc.	1,942	271,123
Kaiser Aluminum Corp.	3,331	368,075
Materion Corp.	8,091	535,948
Newmont Corp.	11,271	679,303
Packaging Corp. of America	2,508	337,276
Steel Dynamics, Inc.	3,475	176,391
Stepan Co.	1,693	215,197
Valvoline, Inc.	24,890	648,882
Vulcan Materials Co.	1,925	324,844

		8,043,560

REAL ESTATE (2.2%)
Alexander’s, Inc.	643	178,304
American Campus Communities, Inc.	3,273	141,295
Apartment Income REIT Corp.	4,222	180,533
AvalonBay Communities, Inc.	1,143	210,895
Brandywine Realty Trust	13,002	167,856
Camden Property Trust	2,258	248,177
Cousins Properties, Inc.	8,570	302,950
CTO Realty Growth, Inc.	2,245	116,762
Duke Realty Corp.	26,379	1,106,072
Easterly Government Properties, Inc.	22,465	465,699
EastGroup Properties, Inc.	1,222	175,088
Equity Commonwealth	10,609	294,930
Equity LifeStyle Properties, Inc.	1,849	117,670
Highwoods Properties, Inc.	6,758	290,189
Host Hotels & Resorts, Inc.*	15,953	268,808
Industrial Logistics Properties Trust	9,917	229,380
Kilroy Realty Corp.	6,769	444,250
Physicians Realty Trust	7,000	123,690
PotlatchDeltic Corp.	5,421	286,879
QTS Realty Trust, Inc. Cl A	6,451	400,220
Realty Income Corp.	2,728	173,228

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Redfin Corp.*	4,048	269,556
Sabra Health Care REIT, Inc.	10,142	176,065
Sun Communities, Inc.	2,809	421,462
Vornado Realty Trust	1,749	79,387
Welltower, Inc.	7,019	502,771
Weyerhaeuser Co.	3,412	121,467

		7,493,583

UTILITIES (1.9%)
AES Corp.	9,559	256,277
Ameren Corp.	4,088	332,600
Atmos Energy Corp.	1,790	176,942
Avista Corp.	7,168	342,272
Black Hills Corp.	6,636	443,086
Chesapeake Utilities Corp.	2,331	270,583
DTE Energy Co.	2,302	306,488
Entergy Corp.	2,524	251,062
Evergy, Inc.	14,933	888,962
Fortis, Inc.	9,095	394,450
NiSource, Inc.	15,555	375,031
NorthWestern Corp.	4,672	304,614
NRG Energy, Inc.	4,398	165,937
Portland General Electric Co.	4,672	221,780
PPL Corp.	6,404	184,691
Public Svc. Enterprise Group, Inc.	5,818	350,302
Sempra Energy	4,122	546,494
Spire, Inc.	3,527	260,609

		6,072,180

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $93,912,759) 40.1%		135,528,342

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
Citibank, New York Time Deposit	0.01	04/01/21	3,602,450	3,602,450

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,602,450) 1.0%				3,602,450

TOTAL INVESTMENTS (Cost: $204,962,414) 100.0%				338,498,690

OTHER NET ASSETS -0.0% (2)				(119,475)

NET ASSETS 100.0%				$338,379,215

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.7%)
ORBCOMM, Inc.*	527,395	4,024,024
TEGNA, Inc.	565,942	10,656,688

		14,680,712

CONSUMER DISCRETIONARY (12.6%)
Bloomin’ Brands, Inc.*	338,019	9,143,414
Capri Hldgs. Ltd.*	165,806	8,456,106
Extended Stay America, Inc.	161,958	3,198,671
Haverty Furniture Cos., Inc.	78,060	2,903,051
Johnson Outdoors, Inc. Cl A	17,423	2,487,133
Marriott Vacations Worldwide Corp.*	54,054	9,415,126
Oxford Industries, Inc.	62,816	5,491,375
Sonic Automotive, Inc. Cl A	154,706	7,668,776
Steven Madden Ltd.	228,328	8,507,501
Taylor Morrison Home Corp. Cl A*	176,609	5,441,323
Williams-Sonoma, Inc.	26,549	4,757,581

		67,470,057

CONSUMER STAPLES (3.1%)
Crimson Wine Group Ltd.*	625,193	4,157,534
TreeHouse Foods, Inc.*	234,614	12,256,235

		16,413,769

ENERGY (4.9%)
ChampionX Corp.*	319,439	6,941,410
Devon Energy Corp.	395,378	8,639,009
PDC Energy, Inc.*	165,115	5,679,956
Renewable Energy Group, Inc.*	76,584	5,057,607

		26,317,982

FINANCIALS (23.8%)
American Equity Investment Life Hldg. Co.	135,214	4,263,297
Argo Group International Hldgs. Ltd.	65,931	3,317,648
BancFirst Corp.	46,052	3,255,416
Bank of Marin Bancorp	71,480	2,799,157
Banner Corp.	129,574	6,910,181
Brookline Bancorp, Inc.	380,191	5,702,865
Bryn Mawr Bank Corp.	93,822	4,269,839
Dime Community Bancshares, Inc.	98,084	2,956,252
Eastern Bankshares, Inc.	371,400	7,164,306
Ellington Financial, Inc.	389,910	6,242,459
Enterprise Financial Svcs. Corp.	118,859	5,876,389
Essent Group Ltd.	116,301	5,523,135
First Interstate BancSystem, Inc. Cl A	194,486	8,954,135
Green Dot Corp. Cl A*	133,143	6,096,618
Hancock Whitney Corp.	164,798	6,923,164
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,961	2,073,512
Investors Bancorp, Inc.	276,211	4,057,540
Moelis & Co. Cl A	80,857	4,437,432
Peoples Bancorp, Inc.	37,920	1,257,806
Safety Insurance Group, Inc.	17,357	1,462,327
Selective Insurance Group, Inc.	104,277	7,564,254
Stifel Financial Corp.	62,980	4,034,499
Stock Yards Bancorp, Inc.	232,462	11,869,510
TriCo Bancshares	96,119	4,553,157
UMB Financial Corp.	71,274	6,580,728

		128,145,626

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

HEALTH CARE (5.5%)
NanoString Technologies, Inc.*	55,934	3,675,423
Novavax, Inc.*	16,185	2,934,502
SeaSpine Hldgs. Corp.*	190,916	3,321,939
Sientra, Inc.*	685,381	4,996,428
Supernus Pharmaceuticals, Inc.*	179,050	4,687,529
Syneos Health, Inc. Cl A*	68,458	5,192,539
Vericel Corp.*	83,562	4,641,869

		29,450,229

INDUSTRIALS (20.6%)
Arcosa, Inc.	108,715	7,076,259
Boise Cascade Co.	79,690	4,767,853
Builders FirstSource, Inc.*	142,840	6,623,491
Deluxe Corp.	247,591	10,388,918
Encore Wire Corp.	130,711	8,774,629
EnPro Industries, Inc.	118,259	10,083,945
ICF International, Inc.	29,504	2,578,650
ManTech International Corp. Cl A	40,039	3,481,391
Miller Industries, Inc.	295,801	13,663,048
Mueller Industries, Inc.	315,313	13,038,193
Rexnord Corp.	144,426	6,801,020
UFP Industries, Inc.	133,296	10,109,169
VSE Corp.	203,628	8,043,306
Werner Enterprises, Inc.	107,654	5,078,039

		110,507,911

INFORMATION TECHNOLOGY (7.7%)
Cloudera, Inc.*	204,185	2,484,932
Cohu, Inc.*	64,449	2,696,546
Concentrix Corp.*	46,499	6,961,830
EchoStar Corp. Cl A*	35,118	842,832
Everspin Technologies, Inc.*	105,810	634,860
II-VI, Inc.*	53,356	3,647,950
Perficient, Inc.*	35,638	2,092,664
Plexus Corp.*	25,250	2,318,960
Richardson Electronics Ltd.*	541,460	3,449,100
Sequans Communications S.A.*	224,330	1,354,953
Synaptics, Inc.*	26,386	3,573,192
ViaSat, Inc.*	102,043	4,905,207
Xperi Hldg. Corp.	288,760	6,286,305

		41,249,331

MATERIALS (6.8%)
Avient Corp.	86,517	4,089,658
Coeur Mining, Inc.*	506,659	4,575,131
Ferro Corp.*	665,259	11,216,267
Kaiser Aluminum Corp.	49,648	5,486,104
Materion Corp.	120,424	7,976,886
Stepan Co.	26,462	3,363,585

		36,707,631

REAL ESTATE (5.9%)
Alexander’s, Inc.	5,715	1,584,769
Cousins Properties, Inc.	124,640	4,406,024
CTO Realty Growth, Inc.	33,987	1,767,664
Easterly Government Properties, Inc.	244,114	5,060,483
Equity Commonwealth	149,136	4,145,981
Highwoods Properties, Inc.	98,813	4,243,030
Industrial Logistics Properties Trust	146,397	3,386,163
PotlatchDeltic Corp.	83,258	4,406,013
Sabra Health Care REIT, Inc.	147,700	2,564,072

		31,564,199

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

UTILITIES (4.4%)
Avista Corp.	104,438	4,986,914
Black Hills Corp.	93,417	6,237,453
NorthWestern Corp.	65,789	4,289,443
Portland General Electric Co.	92,223	4,377,826
Spire, Inc.	51,768	3,825,138

		23,716,774

TOTAL COMMON STOCKS (Cost: $391,017,734) 98.0%		526,224,221

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.0%)
Citibank, New York Time Deposit	0.01	04/01/21	10,896,504	10,896,504

TOTAL TEMPORARY CASH INVESTMENT (Cost: $10,896,504) 2.0%				10,896,504

TOTAL INVESTMENTS (Cost: $401,914,238) 100.0%				537,120,725

OTHER NET ASSETS 0.0% (2)				171,056

NET ASSETS 100.0%				$537,291,781

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.4%)
Bandwidth, Inc. Cl A*	18,076	2,290,952
Cardlytics, Inc.*	48,555	5,326,484
Cogent Communications Hldgs., Inc.	66,059	4,542,217
World Wrestling Entertainment, Inc. Cl A	40,427	2,193,569
Zynga, Inc. Cl A*	189,177	1,931,497

		16,284,719

CONSUMER DISCRETIONARY (19.7%)
Bloomin’ Brands, Inc.*	320,277	8,663,493
Caesars Entertainment, Inc.*	120,665	10,552,154
Extended Stay America, Inc.	478,806	9,456,419
Five Below, Inc.*	53,446	10,196,962
Fox Factory Hldg. Corp.*	63,957	8,126,377
Lithia Motors, Inc. Cl A	29,977	11,693,728
Marriott Vacations Worldwide Corp.*	34,350	5,983,083
Red Rock Resorts, Inc. Cl A*	138,982	4,529,423
Skyline Champion Corp.*	284,411	12,872,442
Sonos, Inc.*	384,618	14,411,637
Stamps.com, Inc.*	15,420	3,076,444
Steven Madden Ltd.	161,116	6,003,182
Taylor Morrison Home Corp. Cl A*	103,722	3,195,675
Tempur Sealy International, Inc.	117,048	4,279,275
Williams-Sonoma, Inc.	58,012	10,395,750
XPEL, Inc.*	94,345	4,899,336
YETI Hldgs., Inc.*	82,773	5,977,038

		134,312,418

CONSUMER STAPLES (1.6%)
BJ’s Wholesale Club Hldgs., Inc.*	90,434	4,056,869
Freshpet, Inc.*	45,131	7,167,254

		11,224,123

ENERGY (0.4%)
Southwestern Energy Co.*	537,610	2,499,886

FINANCIALS (5.1%)
First Financial Bankshares, Inc.	129,158	6,035,553
Green Dot Corp. Cl A*	78,518	3,595,339
Houlihan Lokey, Inc. Cl A	67,318	4,477,320
iShares Micro-Cap ETF	23,711	3,484,331
iShares Russell 2000 Growth ETF	5,229	1,572,570
Moelis & Co. Cl A	112,911	6,196,556
Primerica, Inc.	32,318	4,777,247
RLI Corp.	38,916	4,341,858

		34,480,774

HEALTH CARE (28.3%)
1Life Healthcare, Inc.*	85,200	3,329,616
ACADIA Pharmaceuticals, Inc.*	52,327	1,350,037
Acceleron Pharma, Inc.*	20,291	2,751,663
Alder Biopharmaceuticals, Inc. - contingent value rights*	103,657	91,218	††
Allakos, Inc.*	22,993	2,639,137
Amicus Therapeutics, Inc.*	192,881	1,905,664
Arrowhead Pharmaceuticals, Inc.*	70,588	4,680,690
Biohaven Pharmaceutical Hldg. Co. Ltd.*	72,786	4,974,923
Blueprint Medicines Corp.*	42,158	4,099,022
CareDx, Inc.*	59,749	4,068,309
ChemoCentryx, Inc.*	49,109	2,516,345
Coherus Biosciences, Inc.*	123,650	1,806,527
CONMED Corp.	40,009	5,224,775

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2021 (Unaudited)

Emergent BioSolutions, Inc.*	54,236	5,039,067
Esperion Therapeutics, Inc.*	71,580	2,007,819
Fate Therapeutics, Inc.*	55,849	4,604,750
FibroGen, Inc.*	65,686	2,279,961
HealthEquity, Inc.*	57,744	3,926,592
ImmunityBio, Inc.*	152,329	3,616,291
Inmode Ltd.*	52,745	3,817,156
Insmed, Inc.*	89,064	3,033,520
Inspire Medical Systems, Inc.*	22,451	4,647,133
Intersect ENT, Inc.*	116,497	2,432,457
Invitae Corp.*	95,233	3,638,853
iRhythm Technologies, Inc.*	27,633	3,837,118
Karyopharm Therapeutics, Inc.*	119,510	1,257,245
Kodiak Sciences, Inc.*	37,296	4,228,993
Krystal Biotech, Inc.*	30,118	2,320,291
LHC Group, Inc.*	32,466	6,207,824
Madrigal Pharmaceuticals, Inc.*	17,930	2,097,272
Medpace Hldgs., Inc.*	22,336	3,664,221
Mirati Therapeutics, Inc.*	27,521	4,714,347
NanoString Technologies, Inc.*	52,940	3,478,687
Natera, Inc.*	54,455	5,529,361
Neogen Corp.*	44,859	3,987,517
NeoGenomics, Inc.*	92,241	4,448,783
Nevro Corp.*	28,066	3,915,207
Novavax, Inc.*	8,469	1,535,514
Omnicell, Inc.*	37,914	4,923,891
Orchard Therapeutics PLC*	230,254	1,671,644
OrthoPediatrics Corp.*	75,445	3,677,944
Pacific Biosciences of California, Inc.*	116,177	3,869,856
Progyny, Inc.*	42,202	1,878,411
Sage Therapeutics, Inc.*	23,646	1,769,903
Sientra, Inc.*	615,722	4,488,613
Silk Road Medical, Inc.*	50,893	2,577,731
Simulations Plus, Inc.	67,084	4,242,392
Sorrento Therapeutics, Inc.*	270,939	2,240,666
STAAR Surgical Co.*	58,870	6,205,487
Supernus Pharmaceuticals, Inc.*	128,013	3,351,380
Tactile Systems Technology, Inc.*	73,304	3,994,335
Tandem Diabetes Care, Inc.*	36,983	3,263,750
Theravance Biopharma, Inc.*	77,101	1,573,631
Ultragenyx Pharmaceutical, Inc.*	37,949	4,320,873
Vericel Corp.*	116,238	6,457,021
Xencor, Inc.*	62,487	2,690,690

		192,902,123

INDUSTRIALS (14.5%)
Arcosa, Inc.	53,334	3,471,510
AZEK Co., Inc. Cl A*	69,405	2,918,480
Bloom Energy Corp. Cl A*	135,848	3,674,689
Casella Waste Systems, Inc. Cl A*	46,975	2,986,201
Ducommun, Inc.*	57,907	3,474,420
EMCOR Group, Inc.	61,157	6,859,369
ESCO Technologies, Inc.	73,175	7,968,026
Exponent, Inc.	50,702	4,940,910
Federal Signal Corp.	160,733	6,156,074
Franklin Electric Co., Inc.	58,461	4,614,911
FuelCell Energy, Inc.*	205,191	2,956,802
Gorman-Rupp Co.	93,619	3,099,725
ICF International, Inc.	38,827	3,393,480
Masonite International Corp.*	38,813	4,472,810

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Parsons Corp.*	47,146	1,906,584
Plug Power, Inc.*	199,138	7,137,106
Saia, Inc.*	33,425	7,707,137
Simpson Manufacturing Co., Inc.	55,121	5,717,701
Sunrun, Inc.*	38,946	2,355,454
Tetra Tech, Inc.	38,833	5,270,415
Upwork, Inc.*	115,969	5,191,932
Willdan Group, Inc.*	70,523	2,894,969

		99,168,705

INFORMATION TECHNOLOGY (20.5%)
Akoustis Technologies, Inc.*	218,211	2,910,935
Altair Engineering, Inc. Cl A*	61,646	3,857,190
Blackline, Inc.*	49,822	5,400,705
Cambium Networks Corp.*	130,646	6,103,781
Cloudera, Inc.*	241,119	2,934,418
CMC Materials, Inc.	25,549	4,516,808
Cohu, Inc.*	95,973	4,015,510
Domo, Inc. Cl B*	95,141	5,355,487
Everspin Technologies, Inc.*	202,408	1,214,448
Five9, Inc.*	53,746	8,402,112
Globant S.A.*	27,161	5,638,895
II-VI, Inc.*	96,187	6,576,305
LivePerson, Inc.*	99,085	5,225,743
Lumentum Hldgs., Inc.*	40,598	3,708,627
MAXIMUS, Inc.	51,081	4,548,252
MaxLinear, Inc. Cl A*	215,757	7,352,999
New Relic, Inc.*	33,045	2,031,607
Novanta, Inc.*	38,155	5,032,263
Perficient, Inc.*	145,371	8,536,185
Ping Identity Hldg. Corp.*	88,889	1,949,336
Q2 Hldgs., Inc.*	37,337	3,741,167
Rapid7, Inc.*	137,250	10,240,222
Sailpoint Technologies Hldgs., Inc.*	236,768	11,989,932
Silicon Laboratories, Inc.*	35,796	5,049,742
SiTime Corp.*	30,749	3,031,851
Synaptics, Inc.*	53,278	7,214,907
ViaSat, Inc.*	72,687	3,494,064

		140,073,491

MATERIALS (2.5%)
Coeur Mining, Inc.*	498,527	4,501,699
Ferroglobe Representation & Warranty Insurance Trust*	73,530	0	††
Hawkins, Inc.	56,507	1,894,117
Innospec, Inc.	42,642	4,378,909
Valvoline, Inc.	227,969	5,943,155

		16,717,880

REAL ESTATE (2.7%)
Easterly Government Properties, Inc.	167,211	3,466,284
EastGroup Properties, Inc.	25,682	3,679,717
Physicians Realty Trust	149,085	2,634,332
QTS Realty Trust, Inc. Cl A	46,743	2,899,936
Redfin Corp.*	86,145	5,736,395

		18,416,664

UTILITIES (0.8%)
Chesapeake Utilities Corp.	48,172	5,591,806

TOTAL COMMON STOCKS (Cost: $455,381,495) 98.5%		671,672,589

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.1%)
Citibank, New York Time Deposit	0.01	04/01/21	14,049,513	14,049,513

TOTAL TEMPORARY CASH INVESTMENT (Cost: $14,049,513) 2.1%				14,049,513

TOTAL INVESTMENTS (Cost: $469,431,008) 100.6%				685,722,102

OTHER NET ASSETS -0.6%				(3,817,947)

NET ASSETS 100.0%				$681,904,155

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
AMC Networks, Inc. Cl A*	3,805	202,274
ATN International, Inc.	1,392	68,375
Cincinnati Bell, Inc.*	6,462	99,192
Cogent Communications Hldgs., Inc.	5,375	369,585
Consolidated Communications Hldgs., Inc.*	9,250	66,600
EW Scripps Co. Cl A	7,266	140,016
Gannett Co., Inc.*	16,765	90,196
Glu Mobile, Inc.*	19,083	238,156
Marcus Corp.*	2,984	59,650
Meredith Corp.*	5,149	153,337
QuinStreet, Inc.*	6,224	126,347
Scholastic Corp.	3,812	114,779
Shenandoah Telecommunications Co.	6,338	309,358
Spok Hldgs., Inc.	2,262	23,728
TechTarget, Inc.*	3,000	208,350
Vonage Hldgs. Corp.*	29,725	351,349

		2,621,292

CONSUMER DISCRETIONARY (15.7%)
Aaron’s Co., Inc.	4,342	111,503
Abercrombie & Fitch Co. Cl A*	7,920	271,735
American Axle & Manufacturing Hldgs., Inc.*	14,381	138,920
American Public Education, Inc.*	2,362	84,158
America’s Car-Mart, Inc.*	781	119,001
Asbury Automotive Group, Inc.*	2,453	482,014
Barnes & Noble Education, Inc.*	3,861	31,429
Bed Bath & Beyond, Inc.*	15,386	448,502
Big Lots, Inc.	4,286	292,734
BJ’s Restaurants, Inc.*	2,943	170,929
Bloomin’ Brands, Inc.*	10,190	275,640
Boot Barn Hldgs., Inc.*	3,682	229,425
Brinker International, Inc.*	5,770	410,016
Buckle, Inc.	3,637	142,861
Caleres, Inc.	4,812	104,902
Callaway Golf Co.	11,962	319,984
Cato Corp. Cl A*	2,499	29,988
Cavco Industries, Inc.*	1,085	244,787
Century Communities, Inc.*	3,683	222,159
Cheesecake Factory, Inc.*	5,351	313,087
Chico’s FAS, Inc.*	15,221	50,382
Children’s Place, Inc.*	1,852	129,084
Chuy’s Hldgs., Inc.*	2,500	110,800
Conn’s, Inc.*	2,446	47,575
Cooper Tire & Rubber Co.	6,402	358,384
Cooper-Standard Hldgs., Inc.*	2,145	77,906
Core-Mark Hldg. Co., Inc.	5,733	221,810
Crocs, Inc.*	8,306	668,218
Dave & Buster’s Entertainment, Inc.*	6,047	289,651
Designer Brands, Inc. Cl A*	7,469	129,961
Dine Brands Global, Inc.*	2,113	190,233
Dorman Products, Inc.*	3,635	373,096
El Pollo Loco Hldgs., Inc.*	2,406	38,785
Ethan Allen Interiors, Inc.	2,780	76,756
Fiesta Restaurant Group, Inc.*	2,235	28,139
Fossil Group, Inc.*	5,946	73,730
GameStop Corp. Cl A*	6,946	1,318,490
Genesco, Inc.*	1,808	85,880

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Gentherm, Inc.*	4,182	309,928
G-III Apparel Group Ltd.*	5,524	166,493
Group 1 Automotive, Inc.	2,159	340,669
Guess?, Inc.	4,765	111,978
Haverty Furniture Cos., Inc.	2,120	78,843
Hibbett Sports, Inc.*	2,107	145,151
Installed Building Products, Inc.	2,858	316,895
iRobot Corp.*	3,579	437,282
Kontoor Brands, Inc.	5,971	289,773
La-Z-Boy, Inc.	5,876	249,612
LCI Industries	3,193	422,370
LGI Homes, Inc.*	2,791	416,724
Liquidity Svcs., Inc.*	3,413	63,414
Lumber Liquidators Hldgs., Inc.*	3,670	92,190
M/I Homes, Inc.*	3,695	218,264
Macy’s, Inc.*	39,412	638,080
MarineMax, Inc.*	2,810	138,702
MDC Hldgs., Inc.	7,025	417,285
Meritage Homes Corp.*	4,761	437,631
Michaels Cos., Inc.*	8,990	197,241
Monarch Casino & Resort, Inc.*	1,637	99,235
Monro, Inc.	4,243	279,189
Motorcar Parts of America, Inc.*	2,419	54,428
Movado Group, Inc.	2,105	59,887
ODP Corp.*	6,794	294,112
Oxford Industries, Inc.	2,143	187,341
Patrick Industries, Inc.	2,809	238,765
Perdoceo Education Corp.*	8,893	106,360
PetMed Express, Inc.	2,573	90,505
Red Robin Gourmet Burgers, Inc.*	1,977	78,863
Regis Corp.*	3,089	38,798
Rent-A-Center, Inc.	6,216	358,415
Ruth’s Hospitality Group, Inc.*	4,042	100,363
Sally Beauty Hldgs., Inc.*	14,319	288,241
Shake Shack, Inc. Cl A*	4,606	519,419
Shoe Carnival, Inc.	1,092	67,573
Shutterstock, Inc.	2,807	249,935
Signet Jewelers Ltd.*	6,643	385,161
Sleep Number Corp.*	3,221	462,181
Sonic Automotive, Inc. Cl A	2,968	147,124
Stamps.com, Inc.*	2,332	465,257
Standard Motor Products, Inc.	2,554	106,195
Steven Madden Ltd.	9,820	365,893
Sturm Ruger & Co., Inc.	2,227	147,138
Tupperware Brands Corp.*	6,242	164,851
Unifi, Inc.*	1,900	52,364
Universal Electronics, Inc.*	1,753	96,362
Vera Bradley, Inc.*	2,799	28,270
Vista Outdoor, Inc.*	7,403	237,414
Winnebago Industries, Inc.	4,284	328,626
Wolverine World Wide, Inc.	10,469	401,172
Zumiez, Inc.*	2,651	113,728

		20,814,344

CONSUMER STAPLES (3.9%)
Andersons, Inc.	3,919	107,302
B&G Foods, Inc.	8,209	254,972
Calavo Growers, Inc.	2,112	163,976
Cal-Maine Foods, Inc.*	4,744	182,264
Celsius Hldgs., Inc.*	3,406	163,658
Central Garden & Pet Co.*	1,237	71,758

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Central Garden & Pet Co. Cl A*	4,984	258,620
Chefs’ Warehouse, Inc.*	4,069	123,942
Coca-Cola Consolidated, Inc.	589	170,091
Edgewell Personal Care Co.	6,889	272,804
elf Beauty, Inc.*	4,878	130,877
Fresh Del Monte Produce, Inc.	3,849	110,197
Inter Parfums, Inc.	2,249	159,522
J&J Snack Foods Corp.	1,903	298,828
John B Sanfilippo & Son, Inc.	1,126	101,757
Medifast, Inc.	1,494	316,459
MGP Ingredients, Inc.	1,675	99,076
National Beverage Corp.	2,960	144,774
PriceSmart, Inc.	2,965	286,864
Seneca Foods Corp. Cl A*	850	40,026
Simply Good Foods Co.*	10,692	325,251
SpartanNash Co.	4,587	90,043
United Natural Foods, Inc.*	7,125	234,697
Universal Corp.	3,112	183,577
USANA Health Sciences, Inc.*	1,509	147,278
Vector Group Ltd.	16,245	226,618
WD-40 Co.	1,737	531,835

		5,197,066

ENERGY (3.7%)
Archrock, Inc.	16,290	154,592
Bonanza Creek Energy, Inc.*	2,415	86,288
Bristow Group, Inc.*	2,941	76,113
Callon Petroleum Co.*	5,858	225,826
CONSOL Energy, Inc.*	3,801	36,946
Core Laboratories N.V.	5,658	162,894
DMC Global, Inc.*	1,953	105,970
Dorian LPG Ltd.*	3,475	45,627
Dril-Quip, Inc.*	4,497	149,435
Green Plains, Inc.*	5,355	144,960
Helix Energy Solutions Group, Inc.*	17,982	90,809
Helmerich & Payne, Inc.	13,690	369,082
Laredo Petroleum, Inc.*	1,144	34,389
Matador Resources Co.	13,932	326,705
Nabors Industries Ltd.*	822	76,816
Oceaneering International, Inc.*	12,605	143,949
Oil States International, Inc.*	7,748	46,720
Par Pacific Hldgs., Inc.*	5,073	71,631
Patterson-UTI Energy, Inc.	23,829	169,901
PBF Energy, Inc. Cl A*	12,196	172,573
PDC Energy, Inc.*	12,665	435,676
Penn Virginia Corp.*	1,929	25,848
ProPetro Hldg. Corp.*	10,353	110,363
Range Resources Corp.*	32,820	339,031
Renewable Energy Group, Inc.*	5,627	371,607
REX American Resources Corp.*	669	56,310
RPC, Inc.*	7,396	39,938
SM Energy Co.	13,545	221,732
Southwestern Energy Co.*	82,184	382,156
Talos Energy, Inc.*	4,024	48,449
US Silica Hldgs., Inc.*	9,430	115,895

		4,838,231

FINANCIALS (19.7%)
Allegiance Bancshares, Inc.	2,360	95,674
Ambac Financial Group, Inc.*	5,820	97,427
American Equity Investment Life Hldg. Co.	10,902	343,740
Ameris Bancorp	8,837	464,031

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

AMERISAFE, Inc.	2,454	157,056
Apollo Commercial Real Estate Finance, Inc.	16,331	228,144
ARMOUR Residential REIT, Inc.	8,287	101,101
Assured Guaranty Ltd.	9,721	411,004
Axos Financial, Inc.*	6,520	306,505
Banc of California, Inc.	5,664	102,405
BancFirst Corp.	2,369	167,465
BankUnited, Inc.	11,787	518,039
Banner Corp.	4,462	237,959
Berkshire Hills Bancorp, Inc.	6,478	144,589
Blucora, Inc.*	6,125	101,920
Boston Private Financial Hldgs., Inc.	10,463	139,367
Brightsphere Investment Group, Inc.	7,559	154,052
Brookline Bancorp, Inc.	9,918	148,770
Cadence BanCorp Cl A	15,797	327,472
Capitol Federal Financial, Inc.	16,385	217,019
Capstead Mortgage Corp.	12,285	76,536
Central Pacific Financial Corp.	3,577	95,434
City Hldg. Co.	1,997	163,315
Columbia Banking System, Inc.	9,092	391,774
Community Bank System, Inc.	6,813	522,693
Customers Bancorp, Inc.*	3,728	118,625
CVB Financial Corp.	16,212	358,123
Dime Community Bancshares, Inc.	4,445	133,972
Donnelley Financial Solutions, Inc.*	3,762	104,697
Eagle Bancorp, Inc.	4,034	214,649
eHealth, Inc.*	3,292	239,427
Employers Hldgs., Inc.	3,606	155,274
Encore Capital Group, Inc.*	3,979	160,075
Enova International, Inc.*	4,606	163,421
EZCORP, Inc. Cl A*	6,680	33,200
FB Financial Corp.	3,956	175,884
First BanCorp.	27,700	311,902
First Bancorp/Southern Pines NC	3,617	157,340
First Commonwealth Financial Corp.	12,206	175,400
First Financial Bancorp	12,360	296,640
First Hawaiian, Inc.	16,617	454,807
First Midwest Bancorp, Inc.	14,555	318,900
Flagstar Bancorp, Inc.	6,018	271,412
Granite Point Mortgage Trust, Inc.	6,995	83,730
Great Western Bancorp, Inc.	6,994	211,848
Green Dot Corp. Cl A*	6,858	314,028
Greenhill & Co., Inc.	1,857	30,603
Hanmi Financial Corp.	3,899	76,927
HCI Group, Inc.	790	60,688
Heritage Financial Corp.	4,559	128,746
Hilltop Hldgs., Inc.	8,241	281,265
HomeStreet, Inc.	2,766	121,898
Hope Bancorp, Inc.	15,646	235,629
Horace Mann Educators Corp.	5,258	227,198
Independent Bank Corp.	4,191	352,840
Independent Bank Group, Inc.	4,660	336,638
Invesco Mortgage Capital, Inc.	29,298	117,485
Investors Bancorp, Inc.	28,574	419,752
iShares Core S&P Small-Cap ETF	33,382	3,622,949
James River Group Hldgs. Ltd.	3,905	178,146
KKR Real Estate Finance Trust, Inc.	3,459	63,611
Meta Financial Group, Inc.	4,093	185,454
Mr Cooper Group, Inc.*	8,970	311,797
National Bank Hldgs. Corp. Cl A	3,889	154,316

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

NBT Bancorp, Inc.	5,532	220,727
New York Mortgage Trust, Inc.	48,165	215,298
NMI Hldgs., Inc. Cl A*	10,827	255,950
Northfield Bancorp, Inc.	5,964	94,947
Northwest Bancshares, Inc.	16,114	232,847
OFG Bancorp	6,523	147,550
Old National Bancorp.	21,029	406,701
Pacific Premier Bancorp, Inc.	11,969	519,933
Palomar Hldgs., Inc.*	2,754	184,628
Park National Corp.	1,802	232,999
PennyMac Mortgage Investment Trust	12,427	243,569
Piper Sandler Cos.	1,749	191,778
PRA Group, Inc.*	5,787	214,524
Preferred Bank	1,721	109,593
ProAssurance Corp.	6,840	183,038
Provident Financial Svcs., Inc.	9,183	204,597
Ready Capital Corp.	7,403	99,348
Redwood Trust, Inc.	14,228	148,114
Renasant Corp.	7,138	295,370
S&T Bancorp, Inc.	4,988	167,098
Safety Insurance Group, Inc.	1,796	151,313
Seacoast Banking Corp. of Florida*	7,013	254,151
ServisFirst Bancshares, Inc.	5,973	366,324
Simmons First National Corp. Cl A	13,719	407,043
SiriusPoint Ltd.*	10,810	109,938
Southside Bancshares, Inc.	3,950	152,115
Stewart Information Svcs. Corp.	3,396	176,694
StoneX Group, Inc.*	2,095	136,971
Tompkins Financial Corp.	1,540	127,358
Triumph Bancorp, Inc.*	2,874	222,419
Trupanion, Inc.*	4,209	320,768
TrustCo Bank Corp.	12,240	90,209
United Community Banks, Inc.	11,009	375,627
United Fire Group, Inc.	2,738	95,282
United Insurance Hldgs. Corp.	2,624	18,919
Universal Insurance Hldgs., Inc.	3,604	51,681
Veritex Hldgs., Inc.	6,273	205,253
Virtus Investment Partners, Inc.	905	213,128
Waddell & Reed Financial, Inc. Cl A	7,892	197,695
Walker & Dunlop, Inc.	3,723	382,501
Westamerica BanCorp	3,403	213,640
WisdomTree Investments, Inc.	14,262	89,138
World Acceptance Corp.*	500	64,880
WSFS Financial Corp.	6,029	300,184

		26,164,627

HEALTH CARE (11.1%)
Addus HomeCare Corp.*	1,908	199,558
Allscripts Healthcare Solutions, Inc.*	17,774	266,877
AMN Healthcare Svcs., Inc.*	5,989	441,389
Amphastar Pharmaceuticals, Inc.*	4,643	85,060
AngioDynamics, Inc.*	4,819	112,765
ANI Pharmaceuticals, Inc.*	1,223	44,199
Anika Therapeutics, Inc.*	1,819	74,197
Cardiovascular Systems, Inc.*	5,102	195,611
Coherus Biosciences, Inc.*	8,131	118,794
Collegium Pharmaceutical, Inc.*	4,412	104,564
Community Health Systems, Inc.*	15,465	209,087
Computer Programs & Systems, Inc.	1,603	49,052
CONMED Corp.	3,674	479,788
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	3,670	0	††

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Corcept Therapeutics, Inc.*	13,401	318,810
CorVel Corp.*	1,157	118,697
Covetrus, Inc.*	12,622	378,281
Cross Country Healthcare, Inc.*	4,428	55,306
CryoLife, Inc.*	4,945	111,658
Cutera, Inc.*	2,238	67,252
Cytokinetics, Inc.*	9,026	209,945
Eagle Pharmaceuticals, Inc.*	1,472	61,441
Enanta Pharmaceuticals, Inc.*	2,279	112,400
Endo International PLC*	29,257	216,794
Ensign Group, Inc.	6,526	612,400
Fulgent Genetics, Inc.*	2,236	216,042
Glaukos Corp.*	5,812	487,801
Hanger, Inc.*	4,842	110,495
HealthStream, Inc.*	3,198	71,443
Heska Corp.*	1,256	211,586
Innoviva, Inc.*	7,979	95,349
Inogen, Inc.*	2,344	123,107
Integer Hldgs. Corp.*	4,183	385,254
Invacare Corp.	4,369	35,039
Lannett Co., Inc.*	4,324	22,831
Lantheus Hldgs., Inc.*	8,500	181,645
LeMaitre Vascular, Inc.	2,143	104,536
Luminex Corp.	5,511	175,801
Magellan Health, Inc.*	2,933	273,473
MEDNAX, Inc.*	10,869	276,833
Meridian Bioscience, Inc.*	5,476	143,745
Merit Medical Systems, Inc.*	6,221	372,514
Mesa Laboratories, Inc.	618	150,483
ModivCare, Inc.*	1,567	232,104
Myriad Genetics, Inc.*	9,546	290,676
Natus Medical, Inc.*	4,300	110,123
NeoGenomics, Inc.*	14,843	715,878
NextGen Healthcare, Inc.*	7,059	127,768
Omnicell, Inc.*	5,463	709,480
OraSure Technologies, Inc.*	9,132	106,570
Orthofix Medical, Inc.*	2,477	107,378
Owens & Minor, Inc.	9,329	350,677
Pacira BioSciences, Inc.*	5,568	390,261
Pennant Group, Inc.*	3,229	147,888
Phibro Animal Health Corp. Cl A	2,575	62,830
Prestige Consumer Healthcare, Inc.*	6,329	278,982
R1 RCM, Inc.*	15,574	384,366
RadNet, Inc.*	5,440	118,320
REGENXBIO, Inc.*	4,423	150,869
Select Medical Hldgs. Corp.*	13,692	466,897
Simulations Plus, Inc.	1,926	121,800
Spectrum Pharmaceuticals, Inc.*	18,522	60,382
Supernus Pharmaceuticals, Inc.*	6,717	175,851
Surmodics, Inc.*	1,746	97,898
Tabula Rasa HealthCare, Inc.*	2,851	131,289
Tactile Systems Technology, Inc.*	2,476	134,917
Tivity Health, Inc.*	4,804	107,225
US Physical Therapy, Inc.	1,631	169,787
Vanda Pharmaceuticals, Inc.*	6,966	104,629
Varex Imaging Corp.*	4,976	101,958
Vericel Corp.*	5,833	324,023
Xencor, Inc.*	7,355	316,706
Zynex, Inc.*	2,474	37,778

		14,717,212

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

INDUSTRIALS (17.6%)
AAON, Inc.	5,177	362,442
AAR Corp.*	4,211	175,388
ABM Industries, Inc.	8,514	434,299
Aegion Corp. Cl A*	3,885	111,694
Aerojet Rocketdyne Hldgs., Inc.	9,152	429,778
AeroVironment, Inc.*	2,850	330,771
Alamo Group, Inc.	1,253	195,656
Albany International Corp. Cl A	3,897	325,283
Allegiant Travel Co. Cl A*	1,667	406,848
American Woodmark Corp.*	2,158	212,736
Apogee Enterprises, Inc.	3,301	134,945
Applied Industrial Technologies, Inc.	4,920	448,556
ArcBest Corp.	3,224	226,873
Arcosa, Inc.	6,115	398,025
Astec Industries, Inc.	2,870	216,455
Atlas Air Worldwide Hldgs., Inc.*	3,473	209,908
AZZ, Inc.	3,219	162,077
Barnes Group, Inc.	5,915	293,029
Boise Cascade Co.	4,976	297,714
Brady Corp. Cl A	6,154	328,931
Chart Industries, Inc.*	4,512	642,283
CIRCOR International, Inc.*	2,539	88,408
Comfort Systems USA, Inc.	4,593	343,419
CoreCivic, Inc.*	15,186	137,433
Cubic Corp.	4,030	300,517
Deluxe Corp.	5,335	223,857
DXP Enterprises, Inc.*	2,078	62,693
Echo Global Logistics, Inc.*	3,377	106,072
Encore Wire Corp.	2,619	175,813
Enerpac Tool Group Corp. Cl A	7,599	198,486
EnPro Industries, Inc.	2,611	222,640
ESCO Technologies, Inc.	3,305	359,881
Exponent, Inc.	6,575	640,734
Federal Signal Corp.	7,684	294,297
Forrester Research, Inc.*	1,396	59,302
Forward Air Corp.	3,494	310,302
Franklin Electric Co., Inc.	4,871	384,517
Gibraltar Industries, Inc.*	4,134	378,302
GMS, Inc.*	5,439	227,078
Granite Construction, Inc.	5,798	233,369
Greenbrier Cos., Inc.	4,166	196,719
Griffon Corp.	5,736	155,847
Harsco Corp.*	10,018	171,809
Hawaiian Hldgs., Inc.*	6,150	164,020
Heartland Express, Inc.	6,192	121,239
Heidrick & Struggles International, Inc.	2,457	87,764
Hillenbrand, Inc.	9,526	454,485
HNI Corp.	5,450	215,602
Hub Group, Inc. Cl A*	4,287	288,429
Insteel Industries, Inc.	2,452	75,620
Interface, Inc. Cl A	7,443	92,889
John Bean Technologies Corp.	4,027	536,960
Kaman Corp.	3,520	180,541
Kelly Svcs., Inc. Cl A*	4,241	94,447
Korn Ferry	6,854	427,484
Lindsay Corp.	1,379	229,769
Lydall, Inc.*	2,154	72,676
ManTech International Corp. Cl A	3,468	301,543
Marten Transport Ltd.	7,453	126,477

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Matrix Svc. Co.*	3,365	44,115
Matson, Inc.	5,513	367,717
Matthews International Corp. Cl A	4,020	158,991
Meritor, Inc.*	9,207	270,870
Moog, Inc. Cl A	3,727	309,900
Mueller Industries, Inc.	7,250	299,787
MYR Group, Inc.*	2,131	152,729
National Presto Industries, Inc.	660	67,366
NOW, Inc.*	13,956	140,816
Park Aerospace Corp.	2,380	31,464
PGT Innovations, Inc.*	7,542	190,436
Pitney Bowes, Inc.	21,994	181,231
Powell Industries, Inc.	1,126	38,138
Proto Labs, Inc.*	3,504	426,612
Quanex Building Products Corp.	4,270	112,002
Raven Industries, Inc.	4,551	174,440
Resideo Technologies, Inc.*	18,169	513,274
Resources Connection, Inc.	3,879	52,522
Saia, Inc.*	3,342	770,598
SEACOR Hldgs., Inc.*	2,431	99,063
SkyWest, Inc.*	6,390	348,127
SPX Corp.*	5,721	333,363
SPX FLOW, Inc.	5,350	338,816
Standex International Corp.	1,568	149,854
Team, Inc.*	3,888	44,829
Tennant Co.	2,350	187,742
Titan International, Inc.*	6,397	59,364
Triumph Group, Inc.*	6,629	121,841
TrueBlue, Inc.*	4,504	99,178
UFP Industries, Inc.	7,769	589,201
UniFirst Corp.	1,931	431,984
US Ecology, Inc.*	3,998	166,477
Veritiv Corp.*	1,582	67,298
Viad Corp.*	2,598	108,467
Vicor Corp.*	2,692	228,901
Wabash National Corp.	6,608	124,230
Watts Water Technologies, Inc. Cl A	3,487	414,290

		23,301,164

INFORMATION TECHNOLOGY (13.1%)
3D Systems Corp.*	15,757	432,372
8x8, Inc.*	13,643	442,579
ADTRAN, Inc.	6,136	102,348
Advanced Energy Industries, Inc.	4,861	530,675
Agilysys, Inc.*	2,580	123,737
Alarm.com Hldgs., Inc.*	5,728	494,785
Applied Optoelectronics, Inc.*	3,118	26,066
Arlo Technologies, Inc.*	10,218	64,169
Axcelis Technologies, Inc.*	4,282	175,947
Badger Meter, Inc.	3,699	344,266
Bel Fuse, Inc. Cl B	1,296	25,777
Benchmark Electronics, Inc.	4,611	142,572
BM Technologies, Inc.*	527	6,140
Bottomline Technologies DE, Inc.*	4,935	223,309
CalAmp Corp.*	4,447	48,250
Cardtronics PLC Cl A*	4,586	177,937
CEVA, Inc.*	2,895	162,554
Cohu, Inc.*	5,983	250,329
Comtech Telecommunications Corp.	3,307	82,146
CSG Systems International, Inc.	4,143	185,979
CTS Corp.	4,106	127,532

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Daktronics, Inc.*	4,680	29,344
Diebold Nixdorf, Inc.*	9,923	140,212
Digi International, Inc.*	4,215	80,043
Diodes, Inc.*	5,340	426,346
DSP Group, Inc.*	2,785	39,686
Ebix, Inc.	2,987	95,674
ePlus, Inc.*	1,714	170,783
EVERTEC, Inc.	7,600	282,872
ExlService Hldgs., Inc.*	4,249	383,090
Extreme Networks, Inc.*	15,686	137,252
Fabrinet*	4,680	423,025
FARO Technologies, Inc.*	2,287	197,986
FormFactor, Inc.*	9,869	445,191
Harmonic, Inc.*	12,800	100,352
Ichor Hldgs. Ltd.*	3,562	191,636
Insight Enterprises, Inc.*	4,456	425,191
Itron, Inc.*	5,629	499,011
Knowles Corp.*	11,643	243,572
Kulicke & Soffa Industries, Inc.	7,879	386,938
LivePerson, Inc.*	8,002	422,025
MaxLinear, Inc. Cl A*	8,610	293,429
Methode Electronics, Inc.	4,880	204,862
MicroStrategy, Inc. Cl A*	968	657,078
MTS Systems Corp.*	2,472	143,870
NETGEAR, Inc.*	3,884	159,632
NIC, Inc.	8,529	289,389
OneSpan, Inc.*	4,307	105,521
Onto Innovation, Inc.*	6,198	407,271
OSI Systems, Inc.*	2,121	203,828
PC Connection, Inc.	1,395	64,714
PDF Solutions, Inc.*	3,720	66,142
Perficient, Inc.*	4,193	246,213
Photronics, Inc.*	8,049	103,510
Plantronics, Inc.*	4,766	185,445
Plexus Corp.*	3,658	335,951
Power Integrations, Inc.	7,623	621,122
Progress Software Corp.	5,612	247,265
Rambus, Inc.*	14,182	275,698
Rogers Corp.*	2,374	446,811
Sanmina Corp.*	8,241	341,013
ScanSource, Inc.*	3,231	96,768
SMART Global Hldgs., Inc.*	1,792	82,468
SPS Commerce, Inc.*	4,517	448,583
Sykes Enterprises, Inc.*	5,028	221,634
TTEC Hldgs., Inc.	2,313	232,341
TTM Technologies, Inc.*	12,604	182,758
Ultra Clean Hldgs., Inc.*	5,155	299,196
Unisys Corp.*	8,002	203,411
Veeco Instruments, Inc.*	6,311	130,890
Viavi Solutions, Inc.*	29,033	455,818
Xperi Hldg. Corp.	13,301	289,563

		17,331,892

MATERIALS (4.9%)
AdvanSix, Inc.*	3,558	95,426
Allegheny Technologies, Inc.*	16,098	339,024
American Vanguard Corp.	3,383	69,047
Arconic Corp.*	12,426	315,496
Balchem Corp.	4,112	515,686
Carpenter Technology Corp.	6,096	250,850
Century Aluminum Co.*	6,401	113,042

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Clearwater Paper Corp.*	2,108	79,303
Ferro Corp.*	10,457	176,305
FutureFuel Corp.	3,276	47,600
GCP Applied Technologies, Inc.*	6,122	150,234
Glatfelter Corp.	5,632	96,589
Hawkins, Inc.	2,397	80,347
Haynes International, Inc.	1,610	47,769
HB Fuller Co.	6,612	415,961
Innospec, Inc.	3,122	320,598
Kaiser Aluminum Corp.	2,007	221,774
Koppers Hldgs., Inc.*	2,678	93,087
Kraton Corp.*	4,046	148,043
Livent Corp.*	18,609	322,308
Materion Corp.	2,580	170,899
Mercer International, Inc.*	5,016	72,180
Myers Industries, Inc.	4,547	89,849
Neenah, Inc.	2,137	109,799
O-I Glass, Inc.*	19,984	294,564
Olympic Steel, Inc.	1,153	33,956
Quaker Chemical Corp.	1,677	408,802
Rayonier Advanced Materials, Inc.*	8,042	72,941
Schweitzer-Mauduit International, Inc.	3,988	195,292
Stepan Co.	2,710	344,468
SunCoke Energy, Inc.	10,511	73,682
TimkenSteel Corp.*	4,817	56,600
Tredegar Corp.	3,274	49,143
Trinseo S.A.	4,879	310,646
US Concrete, Inc.*	2,022	148,253
Warrior Met Coal, Inc.	6,517	111,636

		6,441,199

REAL ESTATE (7.3%)
Acadia Realty Trust	10,952	207,759
Agree Realty Corp.	8,056	542,249
Alexander & Baldwin, Inc.	9,190	154,300
American Assets Trust, Inc.	6,371	206,675
Armada Hoffler Properties, Inc.	7,526	94,376
Brandywine Realty Trust	21,659	279,618
CareTrust REIT, Inc.	12,172	283,425
Centerspace	1,647	111,996
Chatham Lodging Trust*	5,967	78,526
Community Healthcare Trust, Inc.	2,865	132,134
DiamondRock Hospitality Co.*	26,665	274,649
Diversified Healthcare Trust	30,243	144,562
Easterly Government Properties, Inc.	10,425	216,110
Essential Properties Realty Trust, Inc.	13,573	309,872
Four Corners Property Trust, Inc.	9,661	264,711
Franklin Street Properties Corp.	12,261	66,822
GEO Group, Inc.	15,397	119,481
Getty Realty Corp.	4,665	132,113
Global Net Lease, Inc.	11,496	207,618
Hersha Hospitality Trust Cl A*	4,634	48,889
Independence Realty Trust, Inc.	12,929	196,521
Industrial Logistics Properties Trust	8,289	191,725
Innovative Industrial Properties, Inc. Cl A	3,037	547,146
iStar, Inc.	9,377	166,723
Kite Realty Group Trust	10,699	206,384
Lexington Realty Trust	35,230	391,405
LTC Properties, Inc.	4,981	207,807
Mack-Cali Realty Corp.	10,940	169,351
Marcus & Millichap, Inc.*	3,051	102,819

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

National Storage Affiliates Trust	8,152	325,509
NexPoint Residential Trust, Inc.	2,884	132,924
Office Properties Income Trust	6,133	168,780
RE/MAX Hldgs., Inc. Cl A	2,358	92,882
Realogy Hldgs. Corp.*	14,660	221,806
Retail Opportunity Investments Corp.	14,993	237,939
Retail Properties of America, Inc. Cl A	27,241	285,486
RPT Realty	10,310	117,637
Safehold, Inc.	1,825	127,932
Saul Centers, Inc.	1,641	65,820
SITE Centers Corp.	21,167	287,024
St Joe Co.	3,961	169,927
Summit Hotel Properties, Inc.*	13,418	136,327
Tanger Factory Outlet Centers, Inc.	11,877	179,699
Uniti Group, Inc.	29,561	326,058
Universal Health Realty Income Trust	1,626	110,210
Urstadt Biddle Properties, Inc. Cl A	3,821	63,620
Washington Real Estate Investment Trust	10,733	237,199
Whitestone REIT Cl B	5,068	49,160
Xenia Hotels & Resorts, Inc.*	14,443	281,638

		9,673,343

UTILITIES (1.4%)
American States Water Co.	4,683	354,129
Avista Corp.	8,792	419,818
California Water Svc. Group	6,391	360,069
Chesapeake Utilities Corp.	2,218	257,465
Northwest Natural Hldg. Co.	3,885	209,596
South Jersey Industries, Inc.	12,771	288,369

		1,889,446

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $100,451,841) 100.4%		132,989,816

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit	0.01	04/01/21	691,445	691,445

TOTAL TEMPORARY CASH INVESTMENT (Cost: $691,445) 0.5%				691,445

TOTAL INVESTMENTS (Cost: $101,143,286) 100.9%				133,681,261

OTHER NET ASSETS -0.9%				(1,187,933)

NET ASSETS 100.0%				$132,493,328

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Discovery, Inc. Cl A*	16,074	698,576
Discovery, Inc. Cl C*	13,746	507,090

		1,205,666

CONSUMER DISCRETIONARY (6.5%)
Capri Hldgs. Ltd.*	24,151	1,231,701
Foot Locker, Inc.	11,795	663,469
Marriott Vacations Worldwide Corp.*	12,436	2,166,102
Ralph Lauren Corp. Cl A*	5,197	640,062
Taylor Morrison Home Corp. Cl A*	16,128	496,904
Williams-Sonoma, Inc.	9,195	1,647,744

		6,845,982

CONSUMER STAPLES (3.0%)
Constellation Brands, Inc. Cl A	4,453	1,015,284
TreeHouse Foods, Inc.*	31,954	1,669,277
Tyson Foods, Inc. Cl A	6,336	470,765

		3,155,326

ENERGY (3.6%)
Baker Hughes Co. Cl A	19,021	411,044
Cheniere Energy, Inc.*	10,254	738,391
Devon Energy Corp.	46,152	1,008,421
Hess Corp.	7,779	550,442
MPLX LP	21,029	538,973
Williams Cos., Inc.	26,573	629,514

		3,876,785

FINANCIALS (18.7%)
American Financial Group, Inc.	20,394	2,326,955
Ameriprise Financial, Inc.	11,631	2,703,626
Associated Banc-Corp.	24,134	515,020
Discover Financial Svcs.	12,797	1,215,587
Everest Re Group Ltd.	4,237	1,049,971
Fifth Third Bancorp	34,235	1,282,101
Hartford Financial Svcs. Group, Inc.	14,449	965,049
KeyCorp.	64,383	1,286,372
Lincoln National Corp.	9,651	600,968
Progressive Corp.	16,841	1,610,168
Reinsurance Group of America, Inc.	7,628	961,509
Signature Bank	2,265	512,116
Starwood Property Trust, Inc.	35,135	869,240
SVB Financial Group*	2,322	1,146,278
Synchrony Financial	18,292	743,753
Voya Financial, Inc.	11,993	763,235
Zions Bancorporation	22,145	1,217,089

		19,769,037

HEALTH CARE (9.0%)
Agilent Technologies, Inc.	15,762	2,003,981
Centene Corp.*	14,503	926,887
Envista Hldgs. Corp.*	20,062	818,529
Hill-Rom Hldgs., Inc.	9,070	1,002,054
Horizon Therapeutics PLC*	8,712	801,852
Humana, Inc.	3,203	1,342,858
Syneos Health, Inc. Cl A*	13,827	1,048,778
Zimmer Biomet Hldgs., Inc.	9,856	1,577,748

		9,522,687

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

INDUSTRIALS (17.7%)
Alaska Air Group, Inc.*	22,372	1,548,366
Builders FirstSource, Inc.*	17,608	816,483
Carlisle Cos., Inc.	13,060	2,149,415
Dover Corp.	7,680	1,053,158
HEICO Corp. Cl A	4,740	538,464
Jacobs Engineering Group, Inc.	9,450	1,221,601
L-3 Harris Technologies, Inc.	8,323	1,686,906
Mueller Industries, Inc.	37,675	1,557,861
Old Dominion Freight Line, Inc.	10,564	2,539,691
Oshkosh Corp.	11,001	1,305,379
Stanley Black & Decker, Inc.	7,274	1,452,400
Trane Technologies PLC	16,923	2,801,772

		18,671,496

INFORMATION TECHNOLOGY (11.8%)
Analog Devices, Inc.	5,761	893,416
Ciena Corp.*	19,373	1,060,090
DXC Technology Co.*	73,692	2,303,612
Euronet Worldwide, Inc.*	11,400	1,576,620
FLIR Systems, Inc.	17,297	976,762
KLA Corp.	2,404	794,282
MKS Instruments, Inc.	2,641	489,694
Proofpoint, Inc.*	5,287	665,052
PTC, Inc.*	7,225	994,521
Qorvo, Inc.*	6,921	1,264,467
ViaSat, Inc.*	19,176	921,790
Western Digital Corp.	7,349	490,546

		12,430,852

MATERIALS (9.5%)
Ashland Global Hldgs., Inc.	17,879	1,587,119
Crown Hldgs., Inc.	31,616	3,068,017
FMC Corp.	6,304	697,285
Freeport-McMoRan, Inc.*	46,271	1,523,704
Newmont Corp.	16,333	984,390
Packaging Corp. of America	10,122	1,361,206
Steel Dynamics, Inc.	15,806	802,313

		10,024,034

REAL ESTATE (8.0%)
Alexander’s, Inc.	1,173	325,273
American Campus Communities, Inc.	14,592	629,937
Apartment Income REIT Corp.	19,046	814,407
AvalonBay Communities, Inc.	5,368	990,450
Brandywine Realty Trust	56,870	734,192
Duke Realty Corp.	45,417	1,904,335
Equity LifeStyle Properties, Inc.	8,711	554,368
Kilroy Realty Corp.	8,550	561,136
Vornado Realty Trust	7,732	350,955
Welltower, Inc.	13,758	985,485
Weyerhaeuser Co.	16,293	580,031

		8,430,569

UTILITIES (8.6%)
AES Corp.	42,784	1,147,039
Ameren Corp.	18,789	1,528,673
Atmos Energy Corp.	7,610	752,249
Entergy Corp.	10,960	1,090,191
Evergy, Inc.	34,117	2,030,985
PPL Corp.	29,417	848,386
Public Svc. Enterprise Group, Inc.	27,778	1,672,514

		9,070,037

TOTAL COMMON STOCKS (Cost: $68,273,312) 97.5%		103,002,471

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.2%)
Citibank, New York Time Deposit	0.01	04/01/21	2,280,647	2,280,647

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,280,647) 2.2%				2,280,647

TOTAL INVESTMENTS (Cost: $70,553,959) 99.7%				105,283,118

OTHER NET ASSETS 0.3%				302,996

NET ASSETS 100.0%				$105,586,114

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
Cable One, Inc.	4,640	8,483,590
Cinemark Hldgs., Inc.*	91,140	1,860,167
Iridium Communications, Inc.*	99,098	4,087,793
John Wiley & Sons, Inc. Cl A	36,851	1,997,324
New York Times Co. Cl A	122,561	6,204,038
TEGNA, Inc.	186,377	3,509,479
Telephone & Data Systems, Inc.	84,574	1,941,819
TripAdvisor, Inc.*	81,793	4,399,646
World Wrestling Entertainment, Inc. Cl A	39,569	2,147,014
Yelp, Inc. Cl A*	59,669	2,327,091

		36,957,961

CONSUMER DISCRETIONARY (14.3%)
Adient PLC*	78,163	3,454,805
Adtalem Global Education, Inc.*	42,274	1,671,514
American Eagle Outfitters, Inc.	126,397	3,695,848
AutoNation, Inc.*	46,687	4,352,162
Boyd Gaming Corp.*	68,082	4,014,115
Brunswick Corp.	65,792	6,274,583
Capri Hldgs. Ltd.*	128,853	6,571,503
Carter’s, Inc.*	37,591	3,342,968
Choice Hotels International, Inc.	24,355	2,613,048
Churchill Downs, Inc.	29,150	6,629,293
Columbia Sportswear Co.	25,983	2,744,584
Cracker Barrel Old Country Store, Inc.	20,162	3,485,607
Dana, Inc.	122,021	2,968,771
Deckers Outdoor Corp.*	23,816	7,869,283
Dick’s Sporting Goods, Inc.	55,694	4,241,098
Five Below, Inc.*	47,236	9,012,156
Foot Locker, Inc.	88,381	4,971,431
Fox Factory Hldg. Corp.*	35,377	4,495,002
Gentex Corp.	207,040	7,385,117
Goodyear Tire & Rubber Co.*	197,395	3,468,230
Graham Hldgs. Co. Cl B	3,444	1,937,043
Grand Canyon Education, Inc.*	39,598	4,240,946
Grubhub, Inc.*	78,537	4,712,220
H&R Block, Inc.	155,889	3,398,380
Harley-Davidson, Inc.	131,351	5,267,175
Helen of Troy Ltd.*	20,559	4,330,959
Jack in the Box, Inc.	19,364	2,125,780
KB Home	75,037	3,491,472
Kohl’s Corp.	134,188	7,998,947
Lear Corp.	46,547	8,436,644
Lithia Motors, Inc. Cl A	22,645	8,833,588
Marriott Vacations Worldwide Corp.*	35,072	6,108,841
Mattel, Inc.*	297,471	5,925,622
Murphy USA, Inc.	21,432	3,098,210
Nordstrom, Inc.*	91,907	3,480,518
Ollie’s Bargain Outlet Hldgs., Inc.*	48,057	4,180,959
Papa John’s International, Inc.	27,765	2,461,090
Polaris, Inc.	49,343	6,587,290
RH*	13,663	8,151,346
Scientific Games Corp.*	47,701	1,837,442
Service Corp. International	143,890	7,345,584
Six Flags Entertainment Corp.*	64,264	2,986,348
Skechers U.S.A., Inc. Cl A*	116,576	4,862,385
Strategic Education, Inc.	20,596	1,892,978
Taylor Morrison Home Corp. Cl A*	108,875	3,354,439
Tempur Sealy International, Inc.	162,811	5,952,370
Texas Roadhouse, Inc. Cl A*	55,201	5,295,984

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Thor Industries, Inc.	47,309	6,374,415
Toll Brothers, Inc.	95,452	5,414,992
TopBuild Corp.*	27,939	5,851,265
Travel + Leisure Co.	72,864	4,456,362
TRI Pointe Homes, Inc.*	100,906	2,054,446
Urban Outfitters, Inc.*	58,061	2,159,289
Visteon Corp.*	23,612	2,879,483
Wendy’s Co.	152,310	3,085,801
Williams-Sonoma, Inc.	65,041	11,655,347
Wingstop, Inc.	24,989	3,177,851
WW International, Inc.*	40,358	1,262,398
Wyndham Hotels & Resorts, Inc.	78,312	5,464,611
YETI Hldgs., Inc.*	63,152	4,560,206

		279,952,144

CONSUMER STAPLES (3.6%)
BJ’s Wholesale Club Hldgs., Inc.*	115,738	5,192,007
Boston Beer Co., Inc. Cl A*	7,686	9,271,468
Casey’s General Stores, Inc.	31,250	6,755,937
Coty, Inc. Cl A*	240,775	2,169,383
Darling Ingredients, Inc.*	138,064	10,158,749
Energizer Hldgs., Inc.	49,317	2,340,585
Flowers Foods, Inc.	167,368	3,983,358
Grocery Outlet Hldg. Corp.*	73,575	2,714,182
Hain Celestial Group, Inc.*	69,427	3,027,017
Ingredion, Inc.	57,167	5,140,457
Lancaster Colony Corp.	16,655	2,920,621
Nu Skin Enterprises, Inc. Cl A	43,044	2,276,597
Pilgrim’s Pride Corp.*	41,454	986,191
Post Hldgs., Inc.*	50,880	5,379,034
Sanderson Farms, Inc.	16,974	2,644,210
Sprouts Farmers Market, Inc.*	100,667	2,679,755
Tootsie Roll Industries, Inc.	15,147	501,820
TreeHouse Foods, Inc.*	47,421	2,477,273

		70,618,644

ENERGY (1.3%)
Antero Midstream Corp.	245,507	2,216,928
ChampionX Corp.*	158,007	3,433,492
Cimarex Energy Co.	88,155	5,235,526
CNX Resources Corp.*	187,922	2,762,453
EQT Corp.*	237,093	4,405,188
Equitrans Midstream Corp.	349,536	2,852,214
Murphy Oil Corp.	123,642	2,028,965
World Fuel Svcs. Corp.	53,528	1,884,186

		24,818,952

FINANCIALS (15.5%)
Affiliated Managers Group, Inc.	36,291	5,408,448
Alleghany Corp.*	11,879	7,439,699
American Financial Group, Inc.	59,577	6,797,736
Associated Banc-Corp.	129,904	2,772,151
BancorpSouth Bank	82,275	2,672,292
Bank of Hawaii Corp.	34,237	3,063,869
Bank OZK	102,742	4,197,011
Brighthouse Financial, Inc.*	74,902	3,314,414
Brown & Brown, Inc.	198,982	9,095,467
Cathay General Bancorp	63,819	2,602,539
CIT Group, Inc.	83,465	4,299,282
CNO Financial Group, Inc.	114,534	2,782,031
Commerce Bancshares, Inc.	89,877	6,885,477
Cullen/Frost Bankers, Inc.	47,877	5,207,103
East West Bancorp, Inc.	120,545	8,896,221
Essent Group Ltd.	95,119	4,517,201
Evercore, Inc. Cl A	35,738	4,708,124
FactSet Research Systems, Inc.	32,291	9,964,680

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Federated Hermes, Inc. Cl B	79,363	2,484,062
First American Financial Corp.	93,415	5,291,960
First Financial Bankshares, Inc.	120,918	5,650,498
First Horizon Corp.	471,662	7,975,804
FirstCash, Inc.	34,630	2,274,152
FNB Corp.	273,886	3,478,352
Fulton Financial Corp.	138,349	2,356,083
Genworth Financial, Inc. Cl A*	428,112	1,421,332
Glacier Bancorp, Inc.	81,634	4,659,669
Hancock Whitney Corp.	73,866	3,103,111
Hanover Insurance Group, Inc.	30,965	4,008,729
Home BancShares, Inc.	129,221	3,495,428
Interactive Brokers Group, Inc. Cl A	68,783	5,023,910
International Bancshares Corp.	47,503	2,205,089
Janus Henderson Group PLC	145,137	4,521,018
Jefferies Financial Group, Inc.	173,232	5,214,283
Kemper Corp.	52,260	4,166,167
Kinsale Capital Group, Inc.	18,079	2,979,419
LendingTree, Inc.*	9,192	1,957,896
Mercury General Corp.	22,662	1,378,076
MGIC Investment Corp.	287,051	3,975,656
Navient Corp.	156,647	2,241,619
New York Community Bancorp, Inc.	396,713	5,006,518
Old Republic International Corp.	240,457	5,251,581
PacWest Bancorp	99,709	3,803,898
Pinnacle Financial Partners, Inc.	64,483	5,717,063
Primerica, Inc.	33,347	4,929,354
PROG Hldgs., Inc.	57,259	2,478,742
Prosperity Bancshares, Inc.	79,205	5,931,662
Reinsurance Group of America, Inc.	57,577	7,257,581
RenaissanceRe Hldgs. Ltd.	43,148	6,914,467
RLI Corp.	33,680	3,757,678
SEI Investments Co.	101,288	6,171,478
Selective Insurance Group, Inc.	50,872	3,690,255
Signature Bank	48,562	10,979,868
SLM Corp.	284,430	5,111,207
Sterling Bancorp	164,985	3,797,955
Stifel Financial Corp.	89,095	5,707,426
Synovus Financial Corp.	126,743	5,798,492
TCF Financial Corp.	129,724	6,026,977
Texas Capital Bancshares, Inc.*	42,919	3,043,815
Trustmark Corp.	53,955	1,816,125
UMB Financial Corp.	37,084	3,423,966
Umpqua Hldgs. Corp.	187,447	3,289,695
United Bankshares, Inc.	109,665	4,230,876
Valley National Bancorp	345,498	4,747,143
Washington Federal, Inc.	62,893	1,937,104
Webster Financial Corp.	76,947	4,240,549
Wintrust Financial Corp.	48,563	3,681,075

		303,228,608

HEALTH CARE (10.9%)
Acadia Healthcare Co., Inc.*	75,561	4,317,555
Amedisys, Inc.*	28,023	7,420,210
Arrowhead Pharmaceuticals, Inc.*	87,437	5,797,947
Avanos Medical, Inc.*	40,771	1,783,324
Bio-Techne Corp.	32,866	12,552,511
Cantel Medical Corp.*	32,002	2,555,040
Charles River Laboratories International, Inc.*	42,025	12,180,106
Chemed Corp.	13,615	6,260,449
Emergent BioSolutions, Inc.*	38,138	3,543,402
Encompass Health Corp.	84,543	6,924,072
Exelixis, Inc.*	262,341	5,926,283
Globus Medical, Inc. Cl A*	65,596	4,045,305

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Haemonetics Corp.*	43,139	4,788,860
Halozyme Therapeutics, Inc.*	108,025	4,503,562
HealthEquity, Inc.*	70,348	4,783,664
Hill-Rom Hldgs., Inc.	56,375	6,228,310
ICU Medical, Inc.*	16,720	3,434,957
Integra LifeSciences Hldgs. Corp.*	60,221	4,160,669
Jazz Pharmaceuticals PLC*	47,859	7,866,584
LHC Group, Inc.*	26,971	5,157,125
Ligand Pharmaceuticals, Inc.*	13,955	2,127,440
LivaNova PLC*	41,258	3,041,952
Masimo Corp.*	42,945	9,862,749
Medpace Hldgs., Inc.*	23,373	3,834,341
Molina Healthcare, Inc.*	49,268	11,516,888
Nektar Therapeutics Cl A*	153,399	3,067,980
Neogen Corp.*	45,261	4,023,250
Neurocrine Biosciences, Inc.*	79,480	7,729,430
NuVasive, Inc.*	43,652	2,861,825
Patterson Cos., Inc.	73,980	2,363,661
Penumbra, Inc.*	28,567	7,729,659
PRA Health Sciences, Inc.*	54,960	8,427,017
Quidel Corp.*	32,582	4,168,215
Repligen Corp.*	43,199	8,398,318
STAAR Surgical Co.*	39,111	4,122,690
Syneos Health, Inc. Cl A*	70,119	5,318,526
Tenet Healthcare Corp.*	90,459	4,703,868
United Therapeutics Corp.*	37,867	6,334,013

		213,861,757

INDUSTRIALS (18.0%)
Acuity Brands, Inc.	30,757	5,074,905
AECOM*	125,206	8,026,957
AGCO Corp.	52,421	7,530,277
ASGN, Inc.*	44,965	4,291,460
Avis Budget Group, Inc.*	44,058	3,195,967
Axon Enterprise, Inc.*	53,641	7,639,551
Brink’s Co.	41,721	3,305,555
Builders FirstSource, Inc.*	175,067	8,117,857
CACI International, Inc. Cl A*	21,431	5,286,170
Carlisle Cos., Inc.	45,303	7,455,968
Clean Harbors, Inc.*	42,763	3,594,658
Colfax Corp.*	97,583	4,275,111
CoreLogic, Inc.	62,233	4,931,965
Crane Co.	42,032	3,947,225
Curtiss-Wright Corp.	34,887	4,137,598
Donaldson Co., Inc.	106,767	6,209,569
Dycom Industries, Inc.*	25,998	2,413,914
EMCOR Group, Inc.	46,428	5,207,364
EnerSys	36,234	3,290,047
Flowserve Corp.	111,677	4,334,184
Fluor Corp.*	106,000	2,447,540
FTI Consulting, Inc.*	29,147	4,083,786
GATX Corp.	29,717	2,755,955
Graco, Inc.	143,731	10,294,014
Healthcare Svcs. Group, Inc.	63,371	1,776,289
Herman Miller, Inc.	50,625	2,083,219
Hexcel Corp.*	70,725	3,960,600
Hubbell, Inc. Cl B	46,206	8,635,439
IAA, Inc.*	114,505	6,313,806
Insperity, Inc.	29,744	2,490,763
ITT, Inc.	73,882	6,716,613
JetBlue Airways Corp.*	268,855	5,468,511
KAR Auction Svcs., Inc.*	110,101	1,651,515
KBR, Inc.	120,187	4,613,979
Kennametal, Inc.	71,173	2,844,785

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Kirby Corp.*	51,126	3,081,875
Knight-Swift Transportation Hldgs., Inc. Cl A	103,924	4,997,705
Landstar System, Inc.	32,579	5,377,490
Lennox International, Inc.	29,191	9,095,624
Lincoln Electric Hldgs., Inc.	50,712	6,234,533
ManpowerGroup, Inc.	46,725	4,621,102
MasTec, Inc.*	47,763	4,475,393
Mercury Systems, Inc.*	47,160	3,331,854
Middleby Corp.*	47,225	7,827,544
MSA Safety, Inc.	30,857	4,629,167
MSC Industrial Direct Co., Inc. Cl A	39,792	3,588,840
Nordson Corp.	45,824	9,104,312
nVent Electric PLC	142,576	3,979,296
Oshkosh Corp.	58,128	6,897,468
Owens Corning	89,059	8,201,443
Regal Beloit Corp.	34,636	4,941,864
Ryder System, Inc.	45,661	3,454,255
Science Applications International Corp.	49,615	4,147,318
Simpson Manufacturing Co., Inc.	36,860	3,823,488
Stericycle, Inc.*	77,327	5,220,346
Sunrun, Inc.*	132,672	8,024,003
Terex Corp.	58,991	2,717,715
Tetra Tech, Inc.	45,982	6,240,677
Timken Co.	58,006	4,708,347
Toro Co.	91,513	9,438,651
Trex Co., Inc.*	97,913	8,962,956
Trinity Industries, Inc.	69,597	1,982,819
Univar Solutions, Inc.*	143,767	3,096,741
Valmont Industries, Inc.	18,074	4,295,648
Watsco, Inc.	27,910	7,277,532
Werner Enterprises, Inc.	48,305	2,278,547
Woodward, Inc.	49,782	6,005,203
XPO Logistics, Inc.*	86,656	10,684,685

		351,147,557

INFORMATION TECHNOLOGY (14.0%)
ACI Worldwide, Inc.*	98,878	3,762,308
Alliance Data Systems Corp.	42,238	4,734,457
Amkor Technology, Inc.	90,636	2,148,980
Arrow Electronics, Inc.*	63,199	7,003,713
Avnet, Inc.	84,121	3,491,863
Belden, Inc.	38,010	1,686,504
Blackbaud, Inc.*	41,056	2,918,260
Brooks Automation, Inc.	62,556	5,107,697
CDK Global, Inc.	103,083	5,572,667
Ceridian HCM Hldg., Inc.*	110,323	9,296,919
Ciena Corp.*	130,785	7,156,555
Cirrus Logic, Inc.*	49,075	4,161,069
CMC Materials, Inc.	24,527	4,336,128
Cognex Corp.	148,687	12,339,534
Coherent, Inc.*	20,656	5,223,696
CommVault Systems, Inc.*	39,859	2,570,905
Concentrix Corp.*	35,367	5,295,147
Cree, Inc.*	97,292	10,520,184
Fair Isaac Corp.*	24,602	11,957,802
First Solar, Inc.*	71,562	6,247,363
II-VI, Inc.*	88,465	6,048,352
InterDigital, Inc.	25,939	1,645,829
J2 Global, Inc.*	35,984	4,313,042
Jabil, Inc.	114,778	5,986,820
Littelfuse, Inc.	20,865	5,517,541
LiveRamp Hldgs., Inc.*	56,450	2,928,626
Lumentum Hldgs., Inc.*	63,562	5,806,389
Manhattan Associates, Inc.*	53,723	6,306,006

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

MAXIMUS, Inc.	52,013	4,631,237
MKS Instruments, Inc.	46,646	8,649,101
National Instruments Corp.	111,620	4,820,310
NCR Corp.*	110,001	4,174,538
NetScout Systems, Inc.*	62,240	1,752,678
Paylocity Hldg. Corp.*	31,394	5,645,583
Perspecta, Inc.	116,513	3,384,703
PTC, Inc.*	88,397	12,167,847
Qualys, Inc.*	28,456	2,981,620
Sabre Corp.*	270,555	4,006,920
Sailpoint Technologies Hldgs., Inc.*	77,206	3,909,712
Semtech Corp.*	54,990	3,794,310
Silicon Laboratories, Inc.*	36,810	5,192,787
SolarEdge Technologies, Inc.*	43,440	12,486,394
Synaptics, Inc.*	29,317	3,970,108
SYNNEX Corp.	34,826	3,999,418
Teradata Corp.*	92,463	3,563,524
Universal Display Corp.	36,156	8,560,656
ViaSat, Inc.*	55,180	2,652,503
Vishay Intertechnology, Inc.	112,174	2,701,150
Vontier Corp.*	143,137	4,332,757
WEX, Inc.*	37,258	7,795,119
Xerox Hldgs. Corp.	141,799	3,441,462

		272,698,793

MATERIALS (6.3%)
AptarGroup, Inc.	55,441	7,854,326
Ashland Global Hldgs., Inc.	46,327	4,112,448
Avient Corp.	77,477	3,662,338
Cabot Corp.	48,190	2,527,084
Chemours Co.	140,000	3,907,400
Cleveland-Cliffs, Inc.	390,793	7,858,847
Commercial Metals Co.	102,267	3,153,914
Compass Minerals International, Inc.	29,015	1,819,821
Domtar Corp.	46,924	1,733,842
Eagle Materials, Inc.	35,851	4,818,733
Greif, Inc. Cl A	22,517	1,283,469
Ingevity Corp.*	34,392	2,597,628
Louisiana-Pacific Corp.	90,313	5,008,759
Minerals Technologies, Inc.	28,822	2,170,873
NewMarket Corp.	6,214	2,362,314
Olin Corp.	121,570	4,616,013
Reliance Steel & Aluminum Co.	54,254	8,262,342
Royal Gold, Inc.	55,550	5,978,291
RPM International, Inc.	110,745	10,171,928
Scotts Miracle-Gro Co.	34,378	8,421,579
Sensient Technologies Corp.	36,001	2,808,078
Silgan Hldgs., Inc.	66,448	2,792,809
Sonoco Products Co.	85,624	5,419,999
Steel Dynamics, Inc.	171,306	8,695,492
United States Steel Corp.	224,623	5,878,384
Valvoline, Inc.	154,240	4,021,037
Worthington Industries, Inc.	29,102	1,952,453

		123,890,201

REAL ESTATE (9.0%)
American Campus Communities, Inc.	116,829	5,043,508
Apartment Income REIT Corp.	126,310	5,401,016
Brixmor Property Group, Inc.	251,089	5,079,530
Camden Property Trust	82,982	9,120,552
CoreSite Realty Corp.	36,289	4,349,237
Corporate Office Properties Trust	95,661	2,518,754
Cousins Properties, Inc.	126,490	4,471,422
CyrusOne, Inc.	102,162	6,918,411
Douglas Emmett, Inc.	140,344	4,406,802

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

EastGroup Properties, Inc.	33,671	4,824,381
EPR Properties	63,667	2,966,246
First Industrial Realty Trust, Inc.	109,408	5,009,792
Healthcare Realty Trust, Inc.	118,637	3,597,074
Highwoods Properties, Inc.	88,475	3,799,117
Hudson Pacific Properties, Inc.	128,490	3,485,934
JBG SMITH Properties	93,670	2,977,769
Jones Lang LaSalle, Inc.*	43,429	7,775,528
Kilroy Realty Corp.	90,176	5,918,251
Lamar Advertising Co. Cl A	73,263	6,880,861
Life Storage, Inc.	64,080	5,507,676
Macerich Co.	98,800	1,155,960
Medical Properties Trust, Inc.	491,928	10,468,228
National Retail Properties, Inc.	149,118	6,571,630
Omega Healthcare Investors, Inc.	196,581	7,200,762
Park Hotels & Resorts, Inc.*	201,006	4,337,709
Pebblebrook Hotel Trust	111,127	2,699,275
Physicians Realty Trust	178,439	3,153,017
PotlatchDeltic Corp.	56,870	3,009,560
PS Business Parks, Inc.	16,968	2,622,913
Rayonier, Inc.	117,164	3,778,539
Rexford Industrial Realty, Inc.	111,493	5,619,247
Sabra Health Care REIT, Inc.	178,640	3,101,190
Service Properties Trust	139,035	1,648,955
SL Green Realty Corp.	58,970	4,127,310
Spirit Realty Capital, Inc.	97,514	4,144,345
STORE Capital Corp.	203,620	6,821,270
Urban Edge Properties	92,958	1,535,666
Weingarten Realty Investors	101,869	2,741,295

		174,788,732

UTILITIES (3.3%)
ALLETE, Inc.	44,096	2,962,810
Black Hills Corp.	53,320	3,560,177
Essential Utilities, Inc.	188,908	8,453,633
Hawaiian Electric Industries, Inc.	93,345	4,147,318
IDACORP, Inc.	42,828	4,281,515
MDU Resources Group, Inc.	170,840	5,400,252
National Fuel Gas Co.	77,921	3,895,271
New Jersey Resources Corp.	82,089	3,272,889
NorthWestern Corp.	43,083	2,809,012
OGE Energy Corp.	170,092	5,504,177
ONE Gas, Inc.	45,265	3,481,331
PNM Resources, Inc.	72,955	3,578,443
Southwest Gas Hldgs., Inc.	48,737	3,348,719
Spire, Inc.	43,945	3,247,096
UGI Corp.	177,726	7,288,543

		65,231,186

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,324,135,914) 98.1%		1,917,194,535

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	0.01	04/29/21	18,000,000	17,999,874
U.S. Treasury Bill	A-1+	0.02	05/13/21	3,200,000	3,199,916
U.S. Treasury Bill (1)	A-1+	0.03	04/20/21	8,500,000	8,499,863
U.S. Treasury Bill	A-1+	0.04	04/27/21	5,200,000	5,199,867

					34,899,520

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $34,899,520) 1.8%					34,899,520

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit	0.01	04/01/21	45,324	45,324

TOTAL TEMPORARY CASH INVESTMENT (Cost: $45,324) 0.0% (2)				45,324

TOTAL INVESTMENTS (Cost: $1,359,080,758) 99.9%				1,952,139,379

OTHER NET ASSETS 0.1%				2,001,539

NET ASSETS 100.0%				$1,954,140,918

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
Comcast Corp. Cl A	53,264	2,882,115
Interpublic Group of Cos., Inc.	44,189	1,290,319
Verizon Communications, Inc.	24,666	1,434,328
ViacomCBS, Inc. Cl B	26,137	1,178,778

		6,785,540

CONSUMER DISCRETIONARY (8.8%)
Amazon.com, Inc.*	533	1,649,145
Best Buy Co., Inc.	18,606	2,136,155
eBay, Inc.	25,437	1,557,762
Hanesbrands, Inc.	44,159	868,607
Home Depot, Inc.	10,042	3,065,320
Leggett & Platt, Inc.	23,467	1,071,269
PVH Corp.*	7,615	804,905
Ralph Lauren Corp. Cl A*	3,341	411,478
Tapestry, Inc.*	22,452	925,247
Target Corp.	13,571	2,688,008
TJX Cos., Inc.	20,650	1,365,997
Whirlpool Corp.	3,980	876,993

		17,420,886

CONSUMER STAPLES (3.0%)
Constellation Brands, Inc. Cl A	4,903	1,117,884
Procter & Gamble Co.	13,880	1,879,768
Sysco Corp.	16,749	1,318,816
Walmart, Inc.	11,642	1,581,333

		5,897,801

ENERGY (2.4%)
Baker Hughes Co. Cl A	42,929	927,696
Cabot Oil & Gas Corp.	31,070	583,495
Chevron Corp.	6,683	700,311
ConocoPhillips	22,905	1,213,278
Valero Energy Corp.	10,459	748,864
Williams Cos., Inc.	23,385	553,991

		4,727,635

FINANCIALS (6.2%)
Allstate Corp.	6,897	792,465
Comerica, Inc.	15,388	1,103,935
Goldman Sachs Group, Inc.	2,980	974,460
Intercontinental Exchange, Inc.	7,324	817,945
JPMorgan Chase & Co.	20,087	3,057,844
Morgan Stanley	32,347	2,512,068
Synchrony Financial	44,844	1,823,357
Wells Fargo & Co.	28,570	1,116,230

		12,198,304

HEALTH CARE (8.8%)
AbbVie, Inc.	21,092	2,282,576
Amgen, Inc.	4,011	997,977
Becton Dickinson & Co.	3,080	748,902
Bristol-Myers Squibb Co.	15,323	967,341
Cigna Corp.	6,400	1,547,136
CVS Health Corp.	18,823	1,416,054
Eli Lilly & Co.	5,904	1,102,985
Gilead Sciences, Inc.	18,061	1,167,282
HCA Healthcare, Inc.	6,722	1,266,022
Regeneron Pharmaceuticals, Inc.*	991	468,882
UnitedHealth Group, Inc.	8,368	3,113,482
Universal Health Svcs., Inc. Cl B	8,986	1,198,643
Vertex Pharmaceuticals, Inc.*	2,997	644,025
Viatris, Inc.*	43,977	614,359

		17,535,666

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

INDUSTRIALS (5.1%)
Caterpillar, Inc.	4,756	1,102,774
FedEx Corp.	4,290	1,218,532
Honeywell International, Inc.	5,322	1,155,246
Jacobs Engineering Group, Inc.	7,068	913,680
Kansas City Southern	4,543	1,198,989
Lockheed Martin Corp.	1,736	641,452
Northrop Grumman Corp.	3,171	1,026,262
Quanta Svcs., Inc.	8,358	735,337
Snap-on, Inc.	2,554	589,310
Trane Technologies PLC	9,830	1,627,455

		10,209,037

INFORMATION TECHNOLOGY (16.5%)
Apple, Inc.	69,747	8,519,596
Broadcom, Inc.	5,367	2,488,463
Corning, Inc.	17,918	779,612
DXC Technology Co.*	21,352	667,464
Fidelity National Information Svcs., Inc.	6,395	899,201
Fortinet, Inc.*	6,900	1,272,498
HP, Inc.	55,248	1,754,124
Lam Research Corp.	3,934	2,341,674
Micron Technology, Inc.*	13,616	1,201,068
Microsoft Corp.	34,674	8,175,089
NetApp, Inc.	20,396	1,482,177
QUALCOMM, Inc.	10,380	1,376,284
Visa, Inc. Cl A	8,660	1,833,582

		32,790,832

MATERIALS (3.2%)
Dow, Inc.	25,852	1,652,977
Eastman Chemical Co.	8,640	951,437
Freeport-McMoRan, Inc.*	29,923	985,364
LyondellBasell Industries NV Cl A	3,891	404,858
Newmont Corp.	25,480	1,535,680
WestRock Co.	14,792	769,924

		6,300,240

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	3,550	583,265
American Tower Corp.	4,093	978,472
Equinix, Inc.	1,218	827,741
Extra Space Storage, Inc.	4,713	624,708

		3,014,186

UTILITIES (1.1%)
NextEra Energy, Inc.	20,990	1,587,054
NRG Energy, Inc.	16,253	613,226

		2,200,280

TOTAL COMMON STOCKS (Cost: $75,201,138) 60.0%		119,080,407

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	2,025,000	1,652,273
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	894,437
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	637,969
U.S. Treasury Note	AA+	0.63	05/15/30	1,375,000	1,251,250
U.S. Treasury Note	AA+	1.13	02/15/31	450,000	425,180
U.S. Treasury Note	AA+	1.25	08/31/24	650,000	666,885
U.S. Treasury Note	AA+	1.50	02/28/23	350,000	358,914
U.S. Treasury Note	AA+	1.50	02/15/30	500,000	493,848
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	775,605
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,756,221
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	526,621
U.S. Treasury Note	AA+	2.00	11/15/26	1,000,000	1,049,219

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

U.S. Treasury Note	AA+	2.13	05/15/25	1,000,000	1,058,516
U.S. Treasury Note	AA+	2.25	02/15/27	2,000,000	2,124,219
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,755,695
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,275,892
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	1,977,260
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,622,461
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	7,969,619
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,753,618

					35,025,702

U.S. GOVERNMENT AGENCIES (11.4%)
MORTGAGE-BACKED OBLIGATIONS (11.4%)
FHLMC	AA+	2.00	11/01/40	97,996	99,330
FHLMC	AA+	2.00	11/01/50	186,999	186,891
FHLMC	AA+	2.00	11/01/50	272,681	272,099
FHLMC	AA+	2.00	11/01/50	98,980	98,923
FHLMC	AA+	2.00	12/01/50	149,159	149,165
FHLMC	AA+	2.50	09/01/27	109,517	114,383
FHLMC	AA+	2.50	06/01/35	266,399	277,135
FHLMC	AA+	2.50	06/01/50	196,446	201,774
FHLMC	AA+	2.50	11/01/50	295,677	303,753
FHLMC	AA+	3.00	06/01/27	69,730	73,714
FHLMC	AA+	3.00	08/01/27	60,337	63,720
FHLMC	AA+	3.00	02/01/32	175,503	186,784
FHLMC	AA+	3.00	10/15/37	52,533	53,395
FHLMC	AA+	3.00	11/01/42	126,745	134,493
FHLMC	AA+	3.00	04/01/43	132,222	140,825
FHLMC	AA+	3.00	11/01/49	279,822	293,100
FHLMC	AA+	3.00	11/01/49	399,633	419,858
FHLMC	AA+	3.50	02/01/32	74,880	80,135
FHLMC	AA+	3.50	01/01/43	127,588	138,728
FHLMC	AA+	3.50	06/01/45	201,174	216,928
FHLMC	AA+	3.50	07/01/45	239,168	259,298
FHLMC	AA+	4.00	02/01/25	8,692	9,252
FHLMC	AA+	4.00	11/01/33	84,915	90,606
FHLMC	AA+	4.00	01/01/38	132,127	147,105
FHLMC	AA+	4.00	06/15/38	300,000	312,724
FHLMC	AA+	4.00	03/01/41	65,024	71,992
FHLMC	AA+	4.00	07/01/41	86,193	95,433
FHLMC	AA+	4.00	11/01/42	52,691	57,808
FHLMC	AA+	4.00	01/01/43	115,900	128,354
FHLMC	AA+	4.00	01/01/44	118,886	131,012
FHLMC	AA+	4.00	10/01/44	90,031	99,671
FHLMC	AA+	4.00	06/01/45	199,232	220,276
FHLMC	AA+	4.00	05/01/47	105,386	113,959
FHLMC	AA+	4.00	09/01/48	165,823	178,032
FHLMC	AA+	4.50	08/01/34	14,463	16,100
FHLMC	AA+	4.50	08/15/35	8,658	9,563
FHLMC	AA+	4.50	02/01/44	95,168	106,618
FHLMC	AA+	4.50	05/01/48	150,490	164,348
FHLMC	AA+	5.00	02/01/26	6,536	7,229
FHLMC	AA+	5.00	10/01/40	104,853	122,067
FHLMC	AA+	5.50	07/01/32	18,619	21,334
FHLMC	AA+	5.50	05/01/33	8,102	9,048
FHLMC	AA+	5.50	06/01/37	70,529	82,573
FHLMC	AA+	6.00	03/15/32	17,098	19,772
FHLMC ARM	AA+	2.14	02/01/36	24,297	24,571
FHLMC ARM	AA+	3.56	05/01/37	10,780	10,784
FHLMC ARM	AA+	3.76	03/01/37	2,658	2,667
FHLMC ARM	AA+	3.86	04/01/37	6,272	6,268
FHLMC Strip	AA+	3.00	01/15/43	123,616	126,633
FNMA	AA+	2.00	03/01/35	578,766	595,102
FNMA	AA+	2.00	11/01/35	266,777	274,019
FNMA	AA+	2.00	11/01/35	385,572	396,038

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FNMA	AA+	2.00	02/01/36	99,551	102,253
FNMA	AA+	2.00	10/01/50	669,910	669,111
FNMA	AA+	2.00	10/01/50	166,434	166,415
FNMA	AA+	2.50	02/01/33	188,112	193,215
FNMA	AA+	2.50	06/01/35	477,682	497,097
FNMA	AA+	2.50	10/01/35	477,945	501,193
FNMA	AA+	2.50	03/01/50	216,269	222,135
FNMA	AA+	2.50	12/01/50	98,358	101,291
FNMA	AA+	2.50	03/01/51	450,000	462,658
FNMA	AA+	2.50	03/01/51	1,000,000	1,033,495
FNMA	AA+	2.68	12/01/26	300,000	318,699
FNMA	AA+	2.92	07/01/27	279,608	298,984
FNMA	AA+	3.00	05/25/31	316,814	324,236
FNMA	AA+	3.00	06/01/33	222,102	233,394
FNMA	AA+	3.00	09/01/33	132,433	139,819
FNMA	AA+	3.00	12/01/42	106,857	109,935
FNMA	AA+	3.00	01/01/43	382,159	406,307
FNMA	AA+	3.00	02/01/43	123,785	130,702
FNMA	AA+	3.00	03/01/43	206,593	219,934
FNMA	AA+	3.00	04/01/43	107,952	111,060
FNMA	AA+	3.00	09/01/43	194,307	208,490
FNMA	AA+	3.00	12/01/47	48,989	51,260
FNMA	AA+	3.00	03/01/48	62,843	66,128
FNMA	AA+	3.00	03/01/50	106,809	111,727
FNMA	AA+	3.50	03/25/28	186,680	195,169
FNMA	AA+	3.50	08/01/38	128,814	139,466
FNMA	AA+	3.50	10/01/41	89,520	94,814
FNMA	AA+	3.50	11/01/41	142,280	154,668
FNMA	AA+	3.50	12/01/41	117,512	124,064
FNMA	AA+	3.50	04/01/42	221,752	240,249
FNMA	AA+	3.50	04/01/42	145,024	153,051
FNMA	AA+	3.50	08/01/42	114,561	124,473
FNMA	AA+	3.50	08/01/43	245,945	267,193
FNMA	AA+	3.50	08/01/43	201,277	219,667
FNMA	AA+	3.50	01/01/44	30,700	32,017
FNMA	AA+	3.50	08/25/44	4,963	4,982
FNMA	AA+	3.50	04/01/45	176,160	190,171
FNMA	AA+	3.50	09/01/47	98,786	106,258
FNMA	AA+	3.50	08/01/49	176,751	186,635
FNMA	AA+	3.53	01/01/26	200,000	208,943
FNMA	AA+	4.00	07/25/26	232,637	241,693
FNMA	AA+	4.00	01/01/31	76,435	82,723
FNMA	AA+	4.00	07/01/40	121,344	133,565
FNMA	AA+	4.00	11/01/40	54,084	59,302
FNMA	AA+	4.00	05/01/41	31,881	33,354
FNMA	AA+	4.00	11/01/45	144,918	158,353
FNMA	AA+	4.00	02/01/47	125,781	137,154
FNMA	AA+	4.00	05/01/48	172,444	185,333
FNMA	AA+	4.00	03/01/49	235,518	252,726
FNMA	AA+	4.00	03/01/50	560,095	608,224
FNMA	AA+	4.00	07/01/56	430,204	481,828
FNMA	AA+	4.50	05/01/30	24,491	26,877
FNMA	AA+	4.50	04/01/31	31,243	34,444
FNMA	AA+	4.50	08/01/33	14,555	16,172
FNMA	AA+	4.50	09/01/33	29,133	32,364
FNMA	AA+	4.50	06/01/34	39,274	43,353
FNMA	AA+	4.50	08/01/35	22,177	24,694
FNMA	AA+	4.50	12/01/35	17,662	19,659
FNMA	AA+	4.50	05/01/39	52,147	58,799
FNMA	AA+	4.50	05/01/39	31,937	36,010
FNMA	AA+	4.50	05/01/40	77,763	84,048
FNMA	AA+	4.50	10/01/40	253,811	284,654
FNMA	AA+	4.50	11/01/47	101,271	112,423

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FNMA	AA+	4.50	11/01/47	63,661	70,249
FNMA	AA+	5.00	06/01/33	30,140	34,737
FNMA	AA+	5.00	10/01/33	34,542	39,963
FNMA	AA+	5.00	11/01/33	91,351	105,824
FNMA	AA+	5.00	11/01/33	20,756	24,000
FNMA	AA+	5.00	03/01/34	10,823	12,555
FNMA	AA+	5.00	04/01/34	15,363	17,517
FNMA	AA+	5.00	09/01/35	10,104	11,576
FNMA	AA+	5.00	11/25/35	41,674	47,663
FNMA	AA+	5.00	08/01/37	90,717	105,549
FNMA	AA+	5.00	05/01/39	43,296	47,552
FNMA	AA+	5.00	06/01/40	17,970	20,898
FNMA	AA+	5.50	03/01/34	4,629	5,167
FNMA	AA+	5.50	05/01/34	67,037	78,443
FNMA	AA+	5.50	07/01/34	25,971	29,795
FNMA	AA+	5.50	09/01/34	9,404	10,747
FNMA	AA+	5.50	09/01/34	31,150	36,242
FNMA	AA+	5.50	10/01/34	16,426	19,215
FNMA	AA+	5.50	02/01/35	22,540	26,374
FNMA	AA+	5.50	02/01/35	19,224	22,492
FNMA	AA+	5.50	08/01/35	6,869	7,774
FNMA	AA+	5.50	08/01/37	4,210	4,935
FNMA	AA+	5.50	11/01/38	2,095	2,311
FNMA	AA+	5.50	06/01/48	7,934	8,875
FNMA	AA+	6.00	05/01/23	3,506	3,932
FNMA	AA+	6.00	04/01/32	420	471
FNMA	AA+	6.00	05/01/32	6,615	7,869
FNMA	AA+	6.00	04/01/33	36,139	40,876
FNMA	AA+	6.00	05/01/33	18,640	20,975
FNMA	AA+	6.00	06/01/34	10,178	11,659
FNMA	AA+	6.00	09/01/34	6,700	7,578
FNMA	AA+	6.00	10/01/34	16,218	18,288
FNMA	AA+	6.00	12/01/36	19,921	23,805
FNMA	AA+	6.00	01/01/37	16,016	19,134
FNMA	AA+	6.00	04/01/37	2,686	3,024
FNMA	AA+	6.00	05/01/37	2,914	3,251
FNMA	AA+	6.00	06/01/37	666	683
FNMA	AA+	6.00	10/25/44	59,416	69,573
FNMA	AA+	6.00	02/25/47	52,738	62,357
FNMA	AA+	6.00	12/25/49	19,871	22,904
FNMA	AA+	6.50	05/01/32	20,040	22,564
FNMA	AA+	6.50	07/01/34	10,118	11,590
FNMA	AA+	6.50	05/01/37	17,927	19,220
FNMA	AA+	7.00	04/01/32	1,841	2,039
FNMA	AA+	7.50	06/01/31	3,021	3,500
FNMA	AA+	7.50	02/01/32	3,105	3,629
FNMA	AA+	7.50	06/01/32	1,798	2,169
FNMA	AA+	8.00	04/01/32	1,302	1,379
FNMA Strip	AA+	3.00	08/25/42	100,503	104,935
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	83,621	84,372
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	143,565	149,265
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	81,794	84,782
GNMA (3)	AA+	3.00	07/15/46	237,094	263,161
GNMA (3)	AA+	3.50	05/20/31	81,869	88,309
GNMA (3)	AA+	4.00	08/15/41	76,835	84,073
GNMA (3)	AA+	4.00	01/15/42	164,955	182,722
GNMA (3)	AA+	4.00	08/20/42	75,370	81,650
GNMA (3)	AA+	4.50	04/20/31	52,657	57,579
GNMA (3)	AA+	4.50	10/15/40	86,337	99,170
GNMA (3)	AA+	4.50	10/20/43	178,767	197,702
GNMA (3)	AA+	5.00	04/15/39	70,525	82,571
GNMA (3)	AA+	5.00	06/20/39	73,355	82,832
GNMA (3)	AA+	5.00	11/15/39	34,324	39,768

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

GNMA (3)	AA+	6.50	04/15/31	1,568	1,751
GNMA (3)	AA+	6.50	10/15/31	1,421	1,665
GNMA (3)	AA+	6.50	12/15/31	1,123	1,254
GNMA (3)	AA+	6.50	05/15/32	3,885	4,338
GNMA (3)	AA+	7.00	05/15/31	1,412	1,660
GNMA (3)	AA+	7.00	05/15/32	579	599
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	33,960	35,033

					22,586,612

CORPORATE DEBT (7.1%)
COMMUNICATION SERVICES (0.3%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	359,737
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	103,443

					463,180

CONSUMER DISCRETIONARY (1.7%)
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	352,879
Dollar General Corp.	BBB	3.25	04/15/23	300,000	315,671
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	329,334
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	258,928
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	306,582
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	165,953
Macy’s Retail Hldgs. LLC	B	2.88	02/15/23	216,000	217,582
Marriott International, Inc.	BBB-	3.13	10/15/21	25,000	25,147
Marriott International, Inc.	BBB-	3.25	09/15/22	350,000	358,239
Mattel, Inc.	B+	3.15	03/15/23	350,000	353,500
NVR, Inc.	BBB+	3.95	09/15/22	300,000	311,128
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	311,078
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	108,617

					3,414,638

CONSUMER STAPLES (0.4%)
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	400,000	412,726
Sysco Corp.	BBB-	2.60	06/12/22	300,000	307,495
Sysco Corp.	BBB-	3.75	10/01/25	100,000	108,907

					829,128

ENERGY (0.3%)
Energen Corp.	BBB-	4.63	09/01/21	250,000	251,484
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	358,999
Valaris PLC	NR	4.88	06/01/22	300,000	39,150

					649,633

FINANCIALS (2.1%)
American Express Co.	BBB	3.63	12/05/24	250,000	272,611
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	328,938
Block Financial LLC	BBB	5.25	10/01/25	350,000	391,832
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	303,710
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	268,246
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	110,366
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	275,860
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	328,041
Lincoln National Corp.	A-	4.00	09/01/23	250,000	270,201
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	261,862
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	256,386
Signet UK Finance PLC	B+	4.70	06/15/24	250,000	247,625
Synchrony Financial	BBB-	3.70	08/04/26	400,000	430,417
Unum Group	BBB	4.00	03/15/24	150,000	163,056
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	276,710

					4,185,861

HEALTH CARE (0.2%)
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	150,000	166,567
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	255,353

					421,920

INDUSTRIALS (0.3%)
Deere & Co.	A	2.75	04/15/25	200,000	212,873
General Dynamics Corp.	A	3.25	04/01/25	150,000	162,419
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	206,414

					581,706

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

INFORMATION TECHNOLOGY (0.9%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	390,037
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	318,434
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	363,088
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	206,934
Intel Corp.	A+	3.40	03/25/25	135,000	146,910
Mastercard, Inc.	A+	3.30	03/26/27	300,000	329,762

					1,755,165

MATERIALS (0.7%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	304,875
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	163,368
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	389,200
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	104,512
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	304,870

					1,266,825

REAL ESTATE (0.1%)
Service Properties Trust	BB-	5.00	08/15/22	250,000	253,733

UTILITIES (0.1%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	112,224
Southern Co.	BBB+	3.25	07/01/26	50,000	53,519

					165,743

TOTAL CORPORATE DEBT					13,987,532

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,014,123) 36.1%					71,599,846

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.0%)
U.S. Treasury Bill	A-1+	0.00	04/20/21	6,000,000	5,999,984

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,999,984) 3.0%					5,999,984

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.5%)
Citibank, New York Time Deposit		0.01	04/01/21	3,069,845	3,069,845

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,069,845) 1.5%					3,069,845

TOTAL INVESTMENTS (Cost: $153,285,090) 100.6%					199,750,082

OTHER NET ASSETS -0.6%					(1,186,374)

NET ASSETS 100.0%					$198,563,708

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

				Shares	Value
COMMON STOCKS:
FINANCIALS (99.6%)
iShares Core MSCI EAFE ETF				2,669,634	192,347,130
iShares Core MSCI Emerging Markets ETF				821,735	52,886,865
iShares Core MSCI Europe ETF				392,580	21,187,543
iShares Core MSCI Pacific ETF				175,127	11,658,204
iShares MSCI EAFE ETF				4,789,074	363,347,044
iShares MSCI EAFE Growth ETF				743,288	74,670,712
iShares MSCI EAFE Value ETF				1,546,840	78,842,435
Vanguard FTSE Developed Markets ETF				2,312,577	113,570,656
Vanguard FTSE Emerging Markets ETF				1,012,220	52,686,051
Vanguard FTSE Europe ETF				460,921	29,038,023
Vanguard FTSE Pacific ETF				599,039	48,917,525

					1,039,152,188

TOTAL COMMON STOCKS (Cost: $859,713,496) 99.6%					1,039,152,188

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.01	04/20/21	3,000,000	2,999,984

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,999,984) 0.3%					2,999,984

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		0.01	04/01/21	1,248,692	1,248,692

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,248,692) 0.1%					1,248,692

TOTAL INVESTMENTS (Cost: $863,962,172) 100.0%					1,043,400,864

OTHER NET ASSETS 0.0% (2)					363,141

NET ASSETS 100.0%					$1,043,764,005

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (11.0%)
Activision Blizzard, Inc.	83	7,719
Alphabet, Inc. Cl A*	33	68,063
Alphabet, Inc. Cl C*	31	64,128
AT&T, Inc.	760	23,005
Charter Communications, Inc. Cl A*	16	9,872
Comcast Corp. Cl A	487	26,352
Discovery, Inc. Cl A*	17	739
Discovery, Inc. Cl C*	31	1,144
DISH Network Corp. Cl A*	26	941
Electronic Arts, Inc.	31	4,196
Facebook, Inc. Cl A*	258	75,989
Fox Corp. Cl A	36	1,300
Fox Corp. Cl B	16	559
Interpublic Group of Cos., Inc.	41	1,197
Live Nation Entertainment, Inc.*	15	1,270
Lumen Technologies, Inc.	105	1,402
Netflix, Inc.*	48	25,040
News Corp. Cl A	42	1,068
News Corp. Cl B	13	305
Omnicom Group, Inc.	23	1,705
Take-Two Interactive Software, Inc.*	12	2,120
T-Mobile US, Inc.*	62	7,768
Twitter, Inc.*	85	5,409
Verizon Communications, Inc.	442	25,702
ViacomCBS, Inc. Cl B	60	2,706
Walt Disney Co.*	194	35,797

		395,496

CONSUMER DISCRETIONARY (12.5%)
Advance Auto Parts, Inc.	7	1,284
Amazon.com, Inc.*	47	145,422
Aptiv PLC*	29	3,999
AutoZone, Inc.*	3	4,213
Best Buy Co., Inc.	24	2,755
Booking Hldgs., Inc.*	5	11,649
BorgWarner, Inc.	26	1,205
CarMax, Inc.*	17	2,255
Carnival Corp.*	85	2,256
Chipotle Mexican Grill, Inc. Cl A*	3	4,262
Darden Restaurants, Inc.	14	1,988
Dollar General Corp.	26	5,268
Dollar Tree, Inc.*	25	2,861
Domino’s Pizza, Inc.	4	1,471
DR Horton, Inc.	36	3,208
eBay, Inc.	70	4,287
Etsy, Inc.*	13	2,622
Expedia Group, Inc.*	14	2,410
Ford Motor Co.*	423	5,182
Gap, Inc.*	22	655
Garmin Ltd.	16	2,110
General Motors Co.*	136	7,815
Genuine Parts Co.	15	1,734
Hanesbrands, Inc.	37	728
Hasbro, Inc.	13	1,250
Hilton Worldwide Hldgs., Inc.*	30	3,628
Home Depot, Inc.	116	35,409

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

L Brands, Inc.*	25	1,547
Las Vegas Sands Corp.*	35	2,127
Leggett & Platt, Inc.	14	639
Lennar Corp. Cl A	29	2,936
LKQ Corp.*	30	1,270
Lowe’s Cos., Inc.	79	15,024
Marriott International, Inc. Cl A*	28	4,147
McDonald’s Corp.	81	18,155
Mohawk Industries, Inc.*	6	1,154
NIKE, Inc. Cl B	136	18,073
Norwegian Cruise Line Hldgs. Ltd.*	38	1,048
NVR, Inc.*	1	4,711
O’Reilly Automotive, Inc.*	8	4,058
Pool Corp.	4	1,381
PulteGroup, Inc.	29	1,521
PVH Corp.*	7	740
Ralph Lauren Corp. Cl A*	5	616
Ross Stores, Inc.	38	4,557
Starbucks Corp.	127	13,877
Tapestry, Inc.*	30	1,236
Target Corp.	54	10,696
Tesla, Inc.*	80	53,434
TJX Cos., Inc.	129	8,533
Tractor Supply Co.	12	2,125
Ulta Beauty, Inc.*	6	1,855
Under Armour, Inc. Cl A*	20	443
Under Armour, Inc. Cl C*	21	388
VF Corp.	34	2,717
Whirlpool Corp.	7	1,542
Wynn Resorts Ltd.*	11	1,379
Yum! Brands, Inc.	32	3,462

		447,317

CONSUMER STAPLES (6.1%)
Altria Group, Inc.	392	20,055
Archer-Daniels-Midland Co.	117	6,669
Brown-Forman Corp. Cl B	39	2,690
Campbell Soup Co.	44	2,212
Clorox Co.	27	5,208
Coca-Cola Co.	828	43,644
Conagra Brands, Inc.	106	3,985
Constellation Brands, Inc. Cl A	36	8,208
Costco Wholesale Corp.	94	33,133
Estee Lauder Cos., Inc. Cl A	49	14,252
General Mills, Inc.	133	8,155
Hormel Foods Corp.	61	2,914
JM Smucker Co.	24	3,037
Kellogg Co.	55	3,481
Kimberly-Clark Corp.	73	10,151
Kraft Heinz Co.	140	5,600
Kroger Co.	166	5,974
Lamb Weston Hldgs., Inc.	31	2,402
McCormick & Co., Inc.	54	4,815
Molson Coors Beverage Co. Cl B*	40	2,046
Monster Beverage Corp.*	80	7,287
Sysco Corp.	107	8,425
Tyson Foods, Inc. Cl A	63	4,681
Walgreens Boots Alliance, Inc.	152	8,345

		217,369

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

ENERGY (2.8%)
APA Corp.	40	716
Baker Hughes Co. Cl A	77	1,664
Cabot Oil & Gas Corp.	42	789
Chevron Corp.	206	21,587
ConocoPhillips	145	7,681
Devon Energy Corp.	63	1,377
Diamondback Energy, Inc.	17	1,249
EOG Resources, Inc.	62	4,497
Exxon Mobil Corp.	452	25,235
Halliburton Co.	95	2,039
Hess Corp.	29	2,052
HollyFrontier Corp.	16	572
Kinder Morgan, Inc.	209	3,480
Marathon Oil Corp.	84	897
Marathon Petroleum Corp.	70	3,744
NOV, Inc.*	41	562
Occidental Petroleum Corp.	90	2,396
ONEOK, Inc.	47	2,381
Phillips 66	47	3,832
Pioneer Natural Resources Co.	22	3,494
Schlumberger NV	149	4,051
Valero Energy Corp.	43	3,079
Williams Cos., Inc.	130	3,080

		100,454

FINANCIALS (11.3%)
Aflac, Inc.	69	3,531
Allstate Corp.	33	3,792
American Express Co.	70	9,901
American International Group, Inc.	92	4,251
Ameriprise Financial, Inc.	12	2,789
Aon PLC Cl A	24	5,523
Arthur J. Gallagher & Co.	20	2,495
Assurant, Inc.	6	851
Bank of America Corp.	805	31,146
Bank of New York Mellon Corp.	86	4,067
Berkshire Hathaway, Inc. Cl B*	204	52,116
BlackRock, Inc. Cl A	16	12,063
Capital One Financial Corp.	49	6,234
Cboe Global Markets, Inc.	11	1,086
Charles Schwab Corp.	160	10,429
Chubb Ltd.	48	7,583
Cincinnati Financial Corp.	16	1,649
Citigroup, Inc.	223	16,223
Citizens Financial Group, Inc.	45	1,987
CME Group, Inc. Cl A	38	7,761
Comerica, Inc.	14	1,004
Discover Financial Svcs.	33	3,135
Everest Re Group Ltd.	4	991
Fifth Third Bancorp	76	2,846
First Republic Bank	18	3,002
Franklin Resources, Inc.	29	858
Globe Life, Inc.	10	966
Goldman Sachs Group, Inc.	37	12,099
Hartford Financial Svcs. Group, Inc.	38	2,538
Huntington Bancshares, Inc.	108	1,698
Intercontinental Exchange, Inc.	60	6,701
Invesco Ltd.	40	1,009
JPMorgan Chase & Co.	325	49,475
KeyCorp	103	2,058

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Lincoln National Corp.	19	1,183
Loews Corp.	25	1,282
M&T Bank Corp.	13	1,971
MarketAxess Hldgs., Inc.	4	1,992
Marsh & McLennan Cos., Inc.	54	6,577
MetLife, Inc.	81	4,924
Moody’s Corp.	17	5,076
Morgan Stanley	154	11,960
MSCI, Inc. Cl A	9	3,774
Nasdaq, Inc.	12	1,770
Northern Trust Corp.	22	2,312
People’s United Financial, Inc.	45	806
PNC Financial Svcs. Group, Inc.	45	7,894
Principal Financial Group, Inc.	27	1,619
Progressive Corp.	63	6,023
Prudential Financial, Inc.	42	3,826
Raymond James Financial, Inc.	13	1,593
Regions Financial Corp.	103	2,128
S&P Global, Inc.	26	9,175
State Street Corp.	37	3,108
SVB Financial Group*	6	2,962
Synchrony Financial	58	2,358
T. Rowe Price Group, Inc.	24	4,118
Travelers Cos., Inc.	27	4,061
Truist Financial Corp.	143	8,340
U.S. Bancorp	145	8,020
Unum Group	21	584
Wells Fargo & Co.	441	17,230
Willis Towers Watson PLC	14	3,204
WR Berkley Corp.	15	1,130
Zions Bancorporation	17	934

		405,791

HEALTH CARE (12.8%)
ABIOMED, Inc.*	12	3,825
Alexion Pharmaceuticals, Inc.*	60	9,175
Align Technology, Inc.*	20	10,831
AmerisourceBergen Corp. Cl A	40	4,723
Anthem, Inc.	68	24,409
Baxter International, Inc.	139	11,723
Boston Scientific Corp.*	390	15,073
Cardinal Health, Inc.	80	4,860
Cerner Corp.	84	6,038
Cigna Corp.	97	23,449
CVS Health Corp.	353	26,556
DaVita, Inc.*	20	2,155
DENTSPLY SIRONA, Inc.	60	3,829
DexCom, Inc.*	26	9,344
Edwards Lifesciences Corp.*	169	14,135
Eli Lilly & Co.	215	40,166
Gilead Sciences, Inc.	339	21,910
Henry Schein, Inc.*	39	2,700
Hologic, Inc.*	71	5,281
Humana, Inc.	36	15,093
IDEXX Laboratories, Inc.*	23	11,254
Incyte Corp.*	51	4,145
Intuitive Surgical, Inc.*	32	23,646
IQVIA Hldgs., Inc.*	52	10,043
Laboratory Corp. of America Hldgs.*	26	6,631
McKesson Corp.	43	8,387

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Medtronic PLC	364	42,999
Mettler-Toledo International, Inc.*	7	8,090
Quest Diagnostics, Inc.	36	4,620
ResMed, Inc.	40	7,761
STERIS PLC	23	4,381
Stryker Corp.	89	21,679
Teleflex, Inc.	13	5,401
Varian Medical Systems, Inc.*	25	4,413
Waters Corp.*	17	4,831
West Pharmaceutical Svcs., Inc.	20	5,636
Zimmer Biomet Hldgs., Inc.	57	9,124
Zoetis, Inc. Cl A	130	20,472

		458,788

INDUSTRIALS (8.8%)
3M Co.	84	16,185
Alaska Air Group, Inc.*	18	1,246
Allegion PLC	13	1,633
American Airlines Group, Inc.*	91	2,175
AMETEK, Inc.	33	4,215
AO Smith Corp.	19	1,285
Carrier Global Corp.	118	4,982
Caterpillar, Inc.	79	18,318
CH Robinson Worldwide, Inc.	19	1,813
Cintas Corp.	13	4,437
Copart, Inc.*	30	3,258
CSX Corp.	111	10,703
Cummins, Inc.	22	5,700
Deere & Co.	46	17,210
Delta Air Lines, Inc.*	93	4,490
Dover Corp.	21	2,880
Eaton Corp. PLC	58	8,020
Emerson Electric Co.	87	7,849
Equifax, Inc.	18	3,260
Expeditors International of Washington, Inc.	24	2,585
Fastenal Co.	83	4,173
FedEx Corp.	35	9,941
Fortive Corp.	49	3,461
Fortune Brands Home & Security, Inc.	20	1,916
Howmet Aerospace, Inc.*	57	1,831
IDEX Corp.	11	2,303
IHS Markit Ltd.	55	5,323
Illinois Tool Works, Inc.	42	9,304
Ingersoll Rand, Inc.*	54	2,657
JB Hunt Transport Svcs., Inc.	12	2,017
Johnson Controls International PLC	105	6,265
Kansas City Southern	14	3,695
Leidos Hldgs., Inc.	15	1,444
Masco Corp.	38	2,276
Nielsen Hldgs. PLC	52	1,308
Norfolk Southern Corp.	37	9,935
Old Dominion Freight Line, Inc.	14	3,366
Otis Worldwide Corp.	59	4,039
PACCAR, Inc.	50	4,646
Parker-Hannifin Corp.	19	5,993
Pentair PLC	24	1,496
Quanta Svcs., Inc.	20	1,760
Republic Svcs., Inc. Cl A	30	2,981
Robert Half International, Inc.	16	1,249
Rockwell Automation, Inc.	17	4,513

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Rollins, Inc.	32	1,101
Roper Technologies, Inc.	16	6,453
Snap-on, Inc.	8	1,846
Southwest Airlines Co.*	86	5,251
Stanley Black & Decker, Inc.	23	4,592
Teledyne Technologies, Inc.*	6	2,482
Trane Technologies PLC	35	5,795
TransDigm Group, Inc.*	8	4,703
Union Pacific Corp.	97	21,380
United Airlines Hldgs., Inc.*	45	2,589
United Parcel Svc., Inc. Cl B	105	17,849
United Rentals, Inc.*	10	3,293
Verisk Analytics, Inc. Cl A	24	4,241
Waste Management, Inc.	56	7,225
Westinghouse Air Brake Technologies Corp.	26	2,058
WW Grainger, Inc.	7	2,807
Xylem, Inc.	26	2,735

		316,536

INFORMATION TECHNOLOGY (26.5%)
Accenture PLC Cl A	68	18,785
Adobe, Inc.*	52	24,719
Advanced Micro Devices, Inc.*	129	10,126
Akamai Technologies, Inc.*	17	1,732
Amphenol Corp. Cl A	64	4,222
Analog Devices, Inc.	39	6,048
ANSYS, Inc.*	9	3,056
Apple, Inc.	1,690	206,433
Applied Materials, Inc.	98	13,093
Arista Networks, Inc.*	6	1,811
Autodesk, Inc.*	24	6,652
Automatic Data Processing, Inc.	46	8,670
Broadcom, Inc.	44	20,401
Broadridge Financial Solutions, Inc.	12	1,837
Cadence Design Systems, Inc.*	30	4,110
CDW Corp.	15	2,486
Cisco Systems, Inc.	451	23,321
Citrix Systems, Inc.	13	1,825
Cognizant Technology Solutions Corp. Cl A	57	4,453
DXC Technology Co.*	27	844
Enphase Energy, Inc.*	10	1,622
F5 Networks, Inc.*	6	1,252
Fidelity National Information Svcs., Inc.	66	9,280
Fiserv, Inc.*	61	7,261
FleetCor Technologies, Inc.*	9	2,418
FLIR Systems, Inc.	14	791
Fortinet, Inc.*	14	2,582
Gartner, Inc.*	9	1,643
Global Payments, Inc.	32	6,451
Hewlett Packard Enterprise Co.	139	2,188
HP, Inc.	135	4,286
Intel Corp.	433	27,712
International Business Machines Corp.	96	12,793
Intuit, Inc.	29	11,109
IPG Photonics Corp.*	4	844
Jack Henry & Associates, Inc.	8	1,214
Juniper Networks, Inc.	35	886
Keysight Technologies, Inc.*	20	2,868
KLA Corp.	17	5,617
Lam Research Corp.	16	9,524

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Mastercard, Inc. Cl A	95	33,825
Maxim Integrated Products, Inc.	28	2,558
Microchip Technology, Inc.	28	4,346
Micron Technology, Inc.*	120	10,585
Microsoft Corp.	809	190,738
Monolithic Power Systems, Inc.	3	1,060
Motorola Solutions, Inc.	18	3,385
NetApp, Inc.	24	1,744
NortonLifeLock, Inc.	63	1,339
NVIDIA Corp.	67	35,773
Oracle Corp.	199	13,964
Paychex, Inc.	34	3,333
Paycom Software, Inc.*	5	1,850
PayPal Hldgs., Inc.*	126	30,598
Qorvo, Inc.*	12	2,192
QUALCOMM, Inc.	122	16,176
Salesforce.com, Inc.*	99	20,975
Seagate Technology PLC	22	1,688
ServiceNow, Inc.*	21	10,502
Skyworks Solutions, Inc.	18	3,303
Synopsys, Inc.*	16	3,964
TE Connectivity Ltd.	35	4,519
Teradyne, Inc.	17	2,069
Texas Instruments, Inc.	99	18,710
Trimble, Inc.*	20	1,556
Tyler Technologies, Inc.*	5	2,123
VeriSign, Inc.*	11	2,186
Visa, Inc. Cl A	183	38,747
Western Digital Corp.	32	2,136
Western Union Co.	44	1,085
Xilinx, Inc.	26	3,221
Zebra Technologies Corp. Cl A*	6	2,911

		950,126

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	24	6,752
Albemarle Corp.	12	1,753
Amcor PLC	167	1,951
Avery Dennison Corp.	9	1,653
Ball Corp.	35	2,966
Celanese Corp. Cl A	12	1,798
CF Industries Hldgs., Inc.	22	998
Corteva, Inc.	80	3,730
Dow, Inc.	79	5,051
DuPont de Nemours, Inc.	58	4,482
Eastman Chemical Co.	14	1,542
Ecolab, Inc.	27	5,780
FMC Corp.	13	1,438
Freeport-McMoRan, Inc.*	156	5,137
International Flavors & Fragrances, Inc.	16	2,234
International Paper Co.	42	2,271
Linde PLC	56	15,688
LyondellBasell Industries NV Cl A	27	2,809
Martin Marietta Materials, Inc.	7	2,351
Mosaic Co.	37	1,170
Newmont Corp.	86	5,183
Nucor Corp.	32	2,569
Packaging Corp. of America	10	1,345
PPG Industries, Inc.	25	3,756
Sealed Air Corp.	16	733
Sherwin-Williams Co.	9	6,642
Vulcan Materials Co.	14	2,362
WestRock Co.	28	1,457

		95,601

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	14	2,300
American Tower Corp.	51	12,192
AvalonBay Communities, Inc.	15	2,768
Boston Properties, Inc.	16	1,620
CBRE Group, Inc. Cl A*	37	2,927
Crown Castle International Corp.	49	8,434
Digital Realty Trust, Inc.	32	4,507
Duke Realty Corp.	42	1,761
Equinix, Inc.	11	7,476
Equity Residential	38	2,722
Essex Property Trust, Inc.	7	1,903
Extra Space Storage, Inc.	14	1,856
Federal Realty Investment Trust	7	710
Host Hotels & Resorts, Inc.*	79	1,331
Iron Mountain, Inc.	32	1,184
Kimco Realty Corp.	48	900
Mid-America Apartment Communities, Inc.	12	1,732
Prologis, Inc.	83	8,798
Public Storage	18	4,442
Realty Income Corp.	41	2,604
Regency Centers Corp.	17	964
SBA Communications Corp. Cl A	13	3,608
Simon Property Group, Inc.	37	4,209
UDR, Inc.	33	1,447
Vornado Realty Trust	17	772
Welltower, Inc.	47	3,367
Weyerhaeuser Co.	84	2,990

		89,524

UTILITIES (2.6%)
AES Corp.	71	1,903
Alliant Energy Corp.	26	1,408
Ameren Corp.	27	2,197
American Electric Power Co., Inc.	53	4,489
American Water Works Co., Inc.	19	2,848
Atmos Energy Corp.	13	1,285
CenterPoint Energy, Inc.	58	1,314
CMS Energy Corp.	30	1,837
Consolidated Edison, Inc.	36	2,693
Dominion Energy, Inc.	87	6,609
DTE Energy Co.	20	2,663
Duke Energy Corp.	81	7,819
Edison International	40	2,344
Entergy Corp.	21	2,089
Evergy, Inc.	24	1,429
Eversource Energy	36	3,117
Exelon Corp.	104	4,549
FirstEnergy Corp.	58	2,012
NextEra Energy, Inc.	209	15,802
NiSource, Inc.	41	989
NRG Energy, Inc.	26	981
Pinnacle West Capital Corp.	12	976
PPL Corp.	82	2,365
Public Svc. Enterprise Group, Inc.	54	3,251
Sempra Energy	32	4,243
Southern Co.	113	7,024
WEC Energy Group, Inc.	33	3,088
Xcel Energy, Inc.	57	3,791

		95,115

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $3,022,391) 99.6%	3,572,117

TOTAL INVESTMENTS (Cost: $3,022,391) 99.6%	3,572,117

OTHER NET ASSETS 0.4%	12,752

NET ASSETS 100.0%	$3,584,869

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (78.9%)
U.S. Treasury Note	AA+	0.25	03/15/24	5,000,000	4,986,719
U.S. Treasury Note	AA+	0.38	09/30/27	41,300,000	38,865,559
U.S. Treasury Note	AA+	0.50	04/30/27	11,000,000	10,535,078
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	44,376,621
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	38,833,086
U.S. Treasury Note	AA+	0.63	11/30/27	26,000,000	24,793,438
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	5,687,500
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	40,781,250
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	23,448,694
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	19,960,563
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	25,003,608
U.S. Treasury Note	AA+	1.50	10/31/21	14,590,000	14,712,533
U.S. Treasury Note	AA+	1.50	02/28/23	24,315,000	24,934,273
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	5,032,614
U.S. Treasury Note	AA+	1.50	08/15/26	24,175,000	24,756,711
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	9,063,135
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	30,131,165
U.S. Treasury Note	AA+	1.63	09/30/26	7,020,000	7,231,148
U.S. Treasury Note	AA+	1.75	11/30/21	9,725,000	9,833,647
U.S. Treasury Note	AA+	1.75	02/28/22	14,590,000	14,811,130
U.S. Treasury Note	AA+	1.88	05/31/22	19,450,000	19,851,156
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	25,533,600
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	25,546,897
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	19,789,481
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	20,668,664
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	20,645,871
U.S. Treasury Note	AA+	2.50	02/28/26	19,450,000	20,942,939
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	14,244,609
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	11,434,221

					596,435,910

CORPORATE DEBT (20.2%)
COMMUNICATION SERVICES (0.6%)
Discovery Communications LLC	BBB-	3.50	06/15/22	2,430,000	2,500,615
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,945,000	2,011,976

					4,512,591

CONSUMER DISCRETIONARY (2.0%)
AutoZone, Inc.	BBB	3.70	04/15/22	290,000	297,403
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,070,125
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	2,135,182
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	50,000	50,218
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	704,284
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,460,390
Marriott International, Inc.	BBB-	3.13	02/15/23	1,945,000	2,002,755
NVR, Inc.	BBB+	3.95	09/15/22	1,945,000	2,017,150
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	271,000	273,388
Tapestry, Inc.	BBB-	3.00	07/15/22	2,430,000	2,485,880
Travel + Leisure Co.	BB-	5.65	04/01/24	2,430,000	2,627,340

					15,124,115

CONSUMER STAPLES (1.5%)
Coca-Cola Co.	A+	2.95	03/25/25	1,000,000	1,078,956
Flowers Foods, Inc.	BBB	4.38	04/01/22	1,945,000	2,003,681
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	2,043,238
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	3,087,923
Kroger Co.	BBB	2.95	11/01/21	1,945,000	1,970,673
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	975,000	1,006,019

					11,190,490

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

ENERGY (0.6%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	1,460,000	249,112
Energen Corp.	BBB-	4.63	09/01/21	1,945,000	1,956,545
Marathon Oil Corp.	BBB-	2.80	11/01/22	1,945,000	1,995,009
Valaris PLC	NR	4.88	06/01/22	1,945,000	253,823

					4,454,489

FINANCIALS (7.8%)
Aflac, Inc.	A-	3.63	06/15/23	535,000	572,724
Alleghany Corp.	BBB+	4.95	06/27/22	1,945,000	2,047,665
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	2,128,573
Ares Capital Corp.	BBB-	3.63	01/19/22	2,430,000	2,480,597
Assurant, Inc.	BBB	4.00	03/15/23	1,945,000	2,074,000
Block Financial LLC	BBB	5.50	11/01/22	2,402,000	2,520,847
Capital One Financial Corp.	BBB	4.75	07/15/21	1,945,000	1,969,055
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,145,970
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	730,000	805,511
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,657,133
FS KKR Capital Corp.	NR	4.75	05/15/22	2,600,000	2,691,975
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,542,846
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,675,000	2,712,921
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	1,945,000	2,051,921
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,622,528
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	2,138,867
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	2,102,166
Morgan Stanley	BBB+	3.13	01/23/23	2,430,000	2,544,329
People’s United Bank N.A.	BBB+	4.00	07/15/24	1,750,000	1,888,339
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,680,846
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,487,834
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,981,213
Signet UK Finance PLC	B+	4.70	06/15/24	1,945,000	1,926,522
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	2,152,526
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,571,022
Unum Group	BBB	4.00	03/15/24	1,945,000	2,114,291
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	2,152,802
WR Berkley Corp.	BBB+	4.63	03/15/22	1,945,000	2,022,530

					58,787,553

HEALTH CARE (2.1%)
AbbVie, Inc.	BBB+	2.85	05/14/23	2,430,000	2,534,683
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,534,752
Anthem, Inc.	A	3.13	05/15/22	1,945,000	2,003,535
CVS Health Corp.	BBB	3.38	08/12/24	575,000	618,634
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,613,821
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,653,706
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	585,000	606,073
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	1,320,000	1,465,789
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	1,945,000	1,986,645

					16,017,638

INDUSTRIALS (1.8%)
3M Co.	A+	2.65	04/15/25	3,000,000	3,186,389
Deere & Co.	A	2.75	04/15/25	2,540,000	2,703,484
Flowserve Corp.	BBB-	3.50	09/15/22	1,945,000	2,000,060
General Dynamics Corp.	A	3.25	04/01/25	1,320,000	1,429,293
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	2,007,373
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	2,039,477

					13,366,076

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

INFORMATION TECHNOLOGY (1.1%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	53,072
Avnet, Inc.	BBB-	3.75	12/01/21	1,100,000	1,119,247
Fiserv, Inc.	BBB	4.75	06/15/21	1,850,000	1,865,868
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	981,474
Intel Corp.	A+	3.40	03/25/25	2,000,000	2,176,451
Jabil, Inc.	BBB-	4.70	09/15/22	1,921,000	2,031,191

					8,227,303

MATERIALS (0.6%)
Domtar Corp.	BBB-	4.40	04/01/22	1,945,000	1,997,945
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	245,000	248,981
Kinross Gold Corp.	BBB-	5.13	09/01/21	730,000	735,265
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	2,032,758

					5,014,949

REAL ESTATE (1.6%)
Boston Properties LP	BBB+	3.80	02/01/24	2,920,000	3,143,326
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,573,684
Diversified Healthcare Trust	BB-	4.75	05/01/24	485,000	498,338
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,434,611
Mack-Cali Realty LP	BB-	4.50	04/18/22	975,000	987,011
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,825,929
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	789,002
Service Properties Trust	BB-	5.00	08/15/22	1,265,000	1,283,886

					12,535,787

UTILITIES (0.5%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	975,000	1,008,043
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,601,015

					3,609,058

TOTAL CORPORATE DEBT					152,840,049

TOTAL LONG-TERM DEBT SECURITIES (Cost: $740,610,437) 99.1%					749,275,959

				Shares	Value
COMMON STOCKS:
ENERGY (0.1%)
Superior Energy Svcs., Inc.*				32,351	815,096	††

TOTAL COMMON STOCKS (Cost: $2,099,330) 0.1%					815,096

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit		0.01	04/01/21	2,197,343	2,197,343

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,197,343) 0.3%					2,197,343

TOTAL INVESTMENTS (Cost: $744,907,110) 99.5%					752,288,398

OTHER NET ASSETS 0.5%					3,407,341

NET ASSETS 100.0%					$755,695,739

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (49.1%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	58,441,523
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	49,397,344
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	19,139,062
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	28,127,905
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	10,463,827
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	218,789
U.S. Treasury Bond	AA+	2.88	05/15/49	28,695,000	31,510,697
U.S. Treasury Note	AA+	0.13	02/28/23	30,000,000	29,981,250
U.S. Treasury Note	AA+	0.25	06/30/25	5,000,000	4,898,828
U.S. Treasury Note	AA+	0.50	06/30/27	5,000,000	4,771,680
U.S. Treasury Note	AA+	0.63	12/31/27	60,000,000	57,133,594
U.S. Treasury Note	AA+	0.63	05/15/30	74,425,000	67,726,750
U.S. Treasury Note	AA+	1.13	02/29/28	50,000,000	49,125,000
U.S. Treasury Note	AA+	1.50	08/15/26	40,350,000	41,320,922
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	5,728,633
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	93,073
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	49,881,686
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	629,531
U.S. Treasury Note	AA+	2.25	02/15/27	43,480,000	46,180,516
U.S. Treasury Note	AA+	2.25	08/15/27	74,145,000	78,585,011
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	53,494,061
U.S. Treasury Note	AA+	2.38	05/15/27	63,970,000	68,370,436
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,125,313
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	53,708,865
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	43,052,432
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	4,378,224
U.S. Treasury Strip	AA+	0.00	08/15/25	19,580,000	18,879,566
U.S. Treasury Strip	AA+	0.00	08/15/26	19,580,000	18,401,741
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	18,305,825
U.S. Treasury Strip	AA+	0.00	08/15/29	20,680,000	17,873,605
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	7,538,524
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	7,101,320
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	6,664,423

					953,249,956

U.S. GOVERNMENT AGENCIES (31.5%)
MORTGAGE-BACKED OBLIGATIONS (31.5%)
FHLMC	AA+	2.00	09/01/35	1,877,877	1,928,851
FHLMC	AA+	2.00	11/01/40	13,670,402	13,856,485
FHLMC	AA+	2.00	06/01/50	2,558,237	2,556,498
FHLMC	AA+	2.00	11/01/50	4,404,608	4,402,068
FHLMC	AA+	2.00	11/01/50	4,958,828	4,959,032
FHLMC	AA+	2.00	11/01/50	2,974,699	2,968,356
FHLMC	AA+	2.00	11/01/50	3,867,491	3,865,260
FHLMC	AA+	2.00	12/01/50	5,500,602	5,500,827
FHLMC	AA+	2.00	02/01/51	4,345,143	4,362,804
FHLMC	AA+	2.50	09/01/27	22,845	23,860
FHLMC	AA+	2.50	09/01/27	657,101	686,125
FHLMC	AA+	2.50	12/01/27	628,272	656,141
FHLMC	AA+	2.50	06/01/35	3,180,889	3,309,075
FHLMC	AA+	2.50	10/01/40	4,764,759	4,937,824
FHLMC	AA+	2.50	10/01/49	2,480,107	2,554,528
FHLMC	AA+	2.50	01/01/50	1,413,992	1,445,818
FHLMC	AA+	2.50	05/01/50	4,684,807	4,832,191
FHLMC	AA+	2.50	06/01/50	5,072,265	5,209,849
FHLMC	AA+	2.50	10/01/50	5,025,488	5,162,762
FHLMC	AA+	2.50	11/01/50	12,510,153	12,851,872
FHLMC	AA+	3.00	06/01/27	380,471	402,113
FHLMC	AA+	3.00	06/01/27	14,546	15,377
FHLMC	AA+	3.00	08/01/27	196,686	207,663

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FHLMC	AA+	3.00	08/01/27	12,586	13,292
FHLMC	AA+	3.00	02/01/32	23,400	24,905
FHLMC	AA+	3.00	02/01/32	2,761,249	2,937,826
FHLMC	AA+	3.00	07/01/35	1,246,184	1,316,812
FHLMC	AA+	3.00	10/15/37	360,225	366,140
FHLMC	AA+	3.00	12/15/40	107,499	109,120
FHLMC	AA+	3.00	07/01/42	318,593	342,659
FHLMC	AA+	3.00	11/01/42	824,868	849,363
FHLMC	AA+	3.00	11/01/42	26,439	28,055
FHLMC	AA+	3.00	03/01/43	1,018,531	1,083,003
FHLMC	AA+	3.00	04/01/43	8,633,952	9,178,362
FHLMC	AA+	3.00	04/01/43	27,581	29,376
FHLMC	AA+	3.00	04/01/43	1,498,417	1,593,268
FHLMC	AA+	3.00	04/01/43	4,648,982	4,941,233
FHLMC	AA+	3.00	09/15/43	943,750	961,320
FHLMC	AA+	3.00	04/15/44	494,131	510,934
FHLMC	AA+	3.00	04/15/45	717,872	734,288
FHLMC	AA+	3.00	09/01/46	1,391,437	1,456,826
FHLMC	AA+	3.00	09/01/46	3,045,012	3,231,791
FHLMC	AA+	3.00	11/01/46	515,625	528,757
FHLMC	AA+	3.00	05/01/49	3,505,233	3,660,510
FHLMC	AA+	3.00	11/01/49	2,397,798	2,519,147
FHLMC	AA+	3.00	11/01/49	2,658,309	2,784,449
FHLMC	AA+	3.00	12/01/49	3,149,786	3,290,171
FHLMC	AA+	3.00	02/01/50	3,246,285	3,418,707
FHLMC	AA+	3.50	02/01/35	741,089	793,249
FHLMC	AA+	3.50	02/01/35	1,364,348	1,473,495
FHLMC	AA+	3.50	04/01/35	671,324	722,197
FHLMC	AA+	3.50	02/01/36	643,723	692,272
FHLMC	AA+	3.50	11/01/39	4,345,238	4,599,798
FHLMC	AA+	3.50	01/01/41	626,532	677,116
FHLMC	AA+	3.50	05/01/42	38,091	41,431
FHLMC	AA+	3.50	07/01/42	1,209,544	1,316,440
FHLMC	AA+	3.50	01/01/43	26,615	28,939
FHLMC	AA+	3.50	04/01/43	45,970	49,966
FHLMC	AA+	3.50	06/01/43	1,361,730	1,481,430
FHLMC	AA+	3.50	11/01/43	37,518	40,674
FHLMC	AA+	3.50	01/01/44	14,304,827	15,541,446
FHLMC	AA+	3.50	05/15/44	496,480	502,885
FHLMC	AA+	3.50	04/01/45	1,246,224	1,347,516
FHLMC	AA+	3.50	07/01/45	47,834	51,860
FHLMC	AA+	3.50	07/01/45	1,435,006	1,555,139
FHLMC	AA+	3.50	09/01/45	885,445	950,781
FHLMC	AA+	3.50	11/01/45	3,768,878	4,063,680
FHLMC	AA+	3.50	08/01/46	1,485,745	1,602,642
FHLMC	AA+	3.50	08/01/47	4,894,546	5,212,994
FHLMC	AA+	3.50	09/01/47	4,087,432	4,338,425
FHLMC	AA+	3.50	11/01/47	1,842,285	1,957,134
FHLMC	AA+	3.50	12/01/47	829,707	880,354
FHLMC	AA+	3.50	07/01/49	1,942,575	2,064,747
FHLMC	AA+	3.50	02/01/50	3,431,545	3,633,926
FHLMC	AA+	4.00	02/01/25	1,614	1,718
FHLMC	AA+	4.00	02/01/25	28,576	30,415
FHLMC	AA+	4.00	05/01/26	99,249	105,918
FHLMC	AA+	4.00	11/01/33	33,966	36,242
FHLMC	AA+	4.00	12/01/33	738,353	813,657
FHLMC	AA+	4.00	01/01/38	99,095	110,329
FHLMC	AA+	4.00	01/01/38	1,767,362	1,967,207
FHLMC	AA+	4.00	06/15/38	5,000,000	5,212,059
FHLMC	AA+	4.00	12/15/38	65,871	66,875
FHLMC	AA+	4.00	01/15/40	2,000,000	2,133,044
FHLMC	AA+	4.00	03/01/41	13,564	15,018

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FHLMC	AA+	4.00	07/01/41	538,707	596,244
FHLMC	AA+	4.00	07/01/41	17,980	19,907
FHLMC	AA+	4.00	11/01/42	15,388	16,882
FHLMC	AA+	4.00	01/01/44	50,951	56,148
FHLMC	AA+	4.00	10/01/44	956,919	1,059,092
FHLMC	AA+	4.00	10/01/44	537,225	590,731
FHLMC	AA+	4.00	10/01/44	30,010	33,224
FHLMC	AA+	4.00	10/01/44	900,310	996,393
FHLMC	AA+	4.00	02/01/45	3,265,742	3,615,249
FHLMC	AA+	4.00	06/01/45	42,337	46,809
FHLMC	AA+	4.00	05/01/47	1,020,923	1,103,657
FHLMC	AA+	4.00	05/01/47	26,346	28,490
FHLMC	AA+	4.00	02/01/48	735,053	791,123
FHLMC	AA+	4.00	05/01/48	417,491	447,499
FHLMC	AA+	4.00	09/01/48	2,255,196	2,421,234
FHLMC	AA+	4.00	10/01/48	1,290,126	1,382,188
FHLMC	AA+	4.00	04/01/49	2,561,459	2,766,343
FHLMC	AA+	4.00	04/01/49	2,103,320	2,253,836
FHLMC	AA+	4.50	03/01/34	5,420	5,972
FHLMC	AA+	4.50	08/01/34	2,766	3,079
FHLMC	AA+	4.50	02/01/44	19,852	22,240
FHLMC	AA+	4.50	05/01/48	1,181,348	1,289,717
FHLMC	AA+	4.50	05/01/48	1,680,687	1,837,467
FHLMC	AA+	5.00	02/01/26	1,023	1,131
FHLMC	AA+	5.00	10/01/40	471,838	549,085
FHLMC	AA+	5.50	07/01/32	2,589	2,967
FHLMC	AA+	5.50	01/15/33	107,703	122,858
FHLMC	AA+	5.50	05/01/33	751	839
FHLMC	AA+	5.50	06/01/37	14,712	17,225
FHLMC	AA+	6.00	07/15/29	59,560	67,058
FHLMC	AA+	6.00	03/15/32	77,370	89,473
FHLMC ARM	AA+	2.14	02/01/36	111,804	113,066
FHLMC ARM	AA+	3.56	05/01/37	41,327	41,340
FHLMC ARM	AA+	3.67	04/01/37	49,926	52,865
FHLMC ARM	AA+	3.76	03/01/37	12,448	12,490
FHLMC ARM	AA+	3.86	04/01/37	26,383	26,369
FHLMC Strip	AA+	3.00	01/15/43	1,459,729	1,495,361
FHLMC Strip	AA+	3.50	10/15/47	1,017,935	1,048,653
FNMA	AA+	2.00	03/01/35	7,169,784	7,372,159
FNMA	AA+	2.00	04/01/35	1,883,731	1,943,817
FNMA	AA+	2.00	05/01/35	9,151,676	9,400,094
FNMA	AA+	2.00	11/01/35	7,682,630	7,891,171
FNMA	AA+	2.00	02/01/36	1,010,936	1,038,377
FNMA	AA+	2.00	08/01/40	2,710,451	2,737,312
FNMA	AA+	2.00	10/01/50	4,810,341	4,808,161
FNMA	AA+	2.00	10/01/50	5,359,277	5,352,888
FNMA	AA+	2.00	10/01/50	3,851,759	3,851,322
FNMA	AA+	2.00	10/01/50	2,962,910	2,961,201
FNMA	AA+	2.00	03/01/51	8,089,776	8,093,767
FNMA	AA+	2.25	01/01/28	1,016,631	1,056,378
FNMA	AA+	2.50	01/01/33	292,364	301,626
FNMA	AA+	2.50	02/01/33	907,280	931,890
FNMA	AA+	2.50	05/01/35	1,199,869	1,248,508
FNMA	AA+	2.50	06/01/35	3,877,533	4,035,133
FNMA	AA+	2.50	07/01/35	1,329,616	1,383,496
FNMA	AA+	2.50	07/01/35	4,455,627	4,636,957
FNMA	AA+	2.50	07/01/35	4,454,025	4,646,371
FNMA	AA+	2.50	09/01/35	6,115,814	6,363,777
FNMA	AA+	2.50	10/01/35	9,447,111	9,906,629
FNMA	AA+	2.50	03/01/50	3,676,576	3,776,303
FNMA	AA+	2.50	03/01/50	5,270,486	5,414,447
FNMA	AA+	2.50	06/01/50	5,653,540	5,807,964

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FNMA	AA+	2.50	10/01/50	4,552,943	4,677,304
FNMA	AA+	2.50	12/01/50	2,257,510	2,322,298
FNMA	AA+	2.50	12/01/50	3,934,330	4,051,623
FNMA	AA+	2.50	03/01/51	7,555,457	7,808,524
FNMA	AA+	2.50	03/01/51	8,525,000	8,764,794
FNMA	AA+	2.50	04/01/51	6,000,000	6,182,368
FNMA	AA+	2.50	04/01/51	5,000,000	5,139,632
FNMA	AA+	2.50	04/01/51	6,510,272	6,693,687
FNMA	AA+	2.68	12/01/26	3,000,000	3,186,985
FNMA	AA+	2.92	07/01/27	2,819,376	3,014,756
FNMA	AA+	3.00	05/25/31	3,620,736	3,705,551
FNMA	AA+	3.00	06/01/33	978,150	1,027,882
FNMA	AA+	3.00	07/01/33	1,286,522	1,356,693
FNMA	AA+	3.00	09/01/33	1,501,458	1,585,196
FNMA	AA+	3.00	03/01/36	1,480,379	1,556,257
FNMA	AA+	3.00	09/01/40	1,795,482	1,884,206
FNMA	AA+	3.00	04/25/42	527,924	539,015
FNMA	AA+	3.00	12/01/42	652,747	671,548
FNMA	AA+	3.00	02/01/43	25,822	27,265
FNMA	AA+	3.00	03/01/43	19,393	20,645
FNMA	AA+	3.00	04/01/43	766,456	788,528
FNMA	AA+	3.00	09/01/43	58,292	62,547
FNMA	AA+	3.00	02/01/45	1,102,111	1,175,069
FNMA	AA+	3.00	03/01/45	556,277	572,144
FNMA	AA+	3.00	09/01/46	2,039,713	2,156,785
FNMA	AA+	3.00	01/01/47	537,833	551,567
FNMA	AA+	3.00	12/01/47	290,593	304,064
FNMA	AA+	3.00	03/01/48	400,238	421,164
FNMA	AA+	3.00	03/01/50	14,362,266	15,023,490
FNMA	AA+	3.00	03/01/50	1,979,056	2,069,078
FNMA	AA+	3.00	05/01/50	4,039,528	4,248,055
FNMA	AA+	3.00	06/01/50	6,111,220	6,382,636
FNMA	AA+	3.50	03/25/28	38,942	40,712
FNMA	AA+	3.50	03/01/32	494,329	532,297
FNMA	AA+	3.50	09/01/32	30,244	32,688
FNMA	AA+	3.50	07/01/34	1,146,658	1,233,834
FNMA	AA+	3.50	10/01/34	1,159,794	1,231,918
FNMA	AA+	3.50	02/01/35	973,647	1,045,447
FNMA	AA+	3.50	08/01/38	26,871	29,093
FNMA	AA+	3.50	03/01/41	1,005,435	1,094,067
FNMA	AA+	3.50	10/01/41	652,782	691,387
FNMA	AA+	3.50	12/01/41	588,570	621,388
FNMA	AA+	3.50	04/01/42	668,356	705,351
FNMA	AA+	3.50	08/01/42	23,897	25,965
FNMA	AA+	3.50	12/01/42	1,137,855	1,180,663
FNMA	AA+	3.50	12/01/42	58,881	63,799
FNMA	AA+	3.50	01/01/43	722,664	783,469
FNMA	AA+	3.50	08/01/43	2,636,724	2,877,634
FNMA	AA+	3.50	08/01/43	1,277,021	1,387,346
FNMA	AA+	3.50	10/01/43	510,197	529,730
FNMA	AA+	3.50	01/01/44	346,803	361,686
FNMA	AA+	3.50	08/01/44	2,170,094	2,264,705
FNMA	AA+	3.50	08/25/44	201,018	201,765
FNMA	AA+	3.50	04/01/45	2,337,878	2,511,834
FNMA	AA+	3.50	04/01/45	1,387,257	1,497,599
FNMA	AA+	3.50	05/01/45	1,886,110	2,025,242
FNMA	AA+	3.50	10/01/45	2,098,524	2,251,154
FNMA	AA+	3.50	02/01/46	1,116,157	1,197,559
FNMA	AA+	3.50	02/01/46	2,679,616	2,841,732
FNMA	AA+	3.50	08/01/46	1,436,595	1,537,360
FNMA	AA+	3.50	12/01/46	606,185	643,279
FNMA	AA+	3.50	02/01/47	1,396,753	1,495,843

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FNMA	AA+	3.50	09/01/47	2,696,156	2,858,829
FNMA	AA+	3.50	09/01/47	2,173,282	2,337,677
FNMA	AA+	3.50	04/01/48	719,386	758,251
FNMA	AA+	3.50	07/01/49	1,282,711	1,364,371
FNMA	AA+	3.50	08/01/49	2,158,185	2,278,865
FNMA	AA+	3.50	02/01/50	2,480,146	2,653,013
FNMA	AA+	3.50	03/01/50	7,901,049	8,506,331
FNMA	AA+	3.53	01/01/26	5,000,000	5,223,571
FNMA	AA+	4.00	07/25/26	1,188,450	1,234,715
FNMA	AA+	4.00	05/25/29	1,505,472	1,517,679
FNMA	AA+	4.00	01/01/31	32,477	35,149
FNMA	AA+	4.00	03/01/35	228,769	251,877
FNMA	AA+	4.00	06/01/36	503,879	551,090
FNMA	AA+	4.00	10/01/36	541,662	591,904
FNMA	AA+	4.00	10/01/40	563,724	624,926
FNMA	AA+	4.00	11/01/40	11,282	12,371
FNMA	AA+	4.00	01/01/41	46,140	50,755
FNMA	AA+	4.00	05/01/41	209,138	218,799
FNMA	AA+	4.00	05/01/43	3,880,146	4,268,998
FNMA	AA+	4.00	01/01/44	7,569,813	8,368,432
FNMA	AA+	4.00	09/01/45	390,350	422,916
FNMA	AA+	4.00	11/01/45	869,508	950,117
FNMA	AA+	4.00	02/01/47	2,305,981	2,514,496
FNMA	AA+	4.00	11/01/47	864,571	932,226
FNMA	AA+	4.00	04/01/48	505,170	543,201
FNMA	AA+	4.00	05/01/48	1,839,407	1,976,882
FNMA	AA+	4.00	09/01/48	544,576	585,116
FNMA	AA+	4.00	03/01/49	2,633,520	2,825,941
FNMA	AA+	4.00	02/01/50	451,483	483,972
FNMA	AA+	4.00	03/01/50	820,734	879,668
FNMA	AA+	4.00	03/01/50	8,250,174	8,959,101
FNMA	AA+	4.00	07/01/56	4,152,289	4,650,556
FNMA	AA+	4.50	05/01/30	5,109	5,607
FNMA	AA+	4.50	04/01/31	216,290	238,453
FNMA	AA+	4.50	08/01/33	3,574	3,975
FNMA	AA+	4.50	08/01/33	2,513	2,792
FNMA	AA+	4.50	09/01/33	6,630	7,365
FNMA	AA+	4.50	05/01/34	2,923	3,244
FNMA	AA+	4.50	06/01/34	4,272	4,715
FNMA	AA+	4.50	08/01/35	4,626	5,151
FNMA	AA+	4.50	12/01/35	3,375	3,756
FNMA	AA+	4.50	05/01/39	534,663	602,853
FNMA	AA+	4.50	05/01/39	401,983	453,259
FNMA	AA+	4.50	12/01/39	2,285,726	2,533,319
FNMA	AA+	4.50	05/01/40	405,038	437,771
FNMA	AA+	4.50	07/01/40	1,403,676	1,519,327
FNMA	AA+	4.50	10/01/40	84,604	94,885
FNMA	AA+	4.50	07/01/42	5,376,191	6,051,353
FNMA	AA+	4.50	03/01/44	713,890	792,987
FNMA	AA+	4.50	04/01/44	1,317,619	1,468,472
FNMA	AA+	4.50	11/01/47	2,037,164	2,247,961
FNMA	AA+	4.50	11/01/47	1,822,881	2,023,615
FNMA	AA+	4.50	11/01/47	2,264,170	2,507,048
FNMA	AA+	4.50	02/01/49	636,094	693,483
FNMA	AA+	5.00	06/01/33	4,890	5,636
FNMA	AA+	5.00	09/01/33	3,958	4,496
FNMA	AA+	5.00	10/01/33	5,934	6,865
FNMA	AA+	5.00	11/01/33	7,818	9,056
FNMA	AA+	5.00	03/01/34	1,254	1,455
FNMA	AA+	5.00	04/01/34	1,923	2,192
FNMA	AA+	5.00	04/01/34	1,069	1,242
FNMA	AA+	5.00	04/01/35	3,095	3,600

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FNMA	AA+	5.00	06/01/35	1,288	1,498
FNMA	AA+	5.00	09/01/35	2,108	2,415
FNMA	AA+	5.00	11/25/35	354,528	405,480
FNMA	AA+	5.00	10/01/36	2,704	3,141
FNMA	AA+	5.00	08/01/37	2,405,639	2,792,281
FNMA	AA+	5.00	05/01/39	303,425	333,255
FNMA	AA+	5.00	06/01/40	5,335	6,082
FNMA	AA+	5.00	09/25/40	196,144	197,065
FNMA	AA+	5.50	01/01/24	33,365	37,171
FNMA	AA+	5.50	03/01/24	70,553	78,603
FNMA	AA+	5.50	08/01/25	1,655	1,863
FNMA	AA+	5.50	11/01/26	31,326	34,920
FNMA	AA+	5.50	01/01/27	24,389	27,201
FNMA	AA+	5.50	03/01/33	135,560	147,548
FNMA	AA+	5.50	09/01/33	2,234	2,560
FNMA	AA+	5.50	10/01/33	6,026	6,865
FNMA	AA+	5.50	03/01/34	414	462
FNMA	AA+	5.50	03/01/34	2,009	2,347
FNMA	AA+	5.50	07/01/34	2,549	2,925
FNMA	AA+	5.50	09/01/34	6,498	7,560
FNMA	AA+	5.50	09/01/34	4,749	5,355
FNMA	AA+	5.50	09/01/34	915	1,046
FNMA	AA+	5.50	10/01/34	1,623	1,899
FNMA	AA+	5.50	02/01/35	2,406	2,815
FNMA	AA+	5.50	02/01/35	2,565	3,001
FNMA	AA+	5.50	04/01/35	2,905	3,383
FNMA	AA+	5.50	08/01/35	2,694	3,049
FNMA	AA+	5.50	11/01/35	3,569	4,095
FNMA	AA+	5.50	02/25/37	15,176	16,825
FNMA	AA+	5.50	06/01/37	3,563	4,184
FNMA	AA+	5.50	05/01/38	2,150,061	2,515,969
FNMA	AA+	5.50	11/01/38	11,939	13,168
FNMA	AA+	5.50	06/01/48	46,198	51,682
FNMA	AA+	6.00	04/01/23	599	672
FNMA	AA+	6.00	05/01/23	34,498	38,697
FNMA	AA+	6.00	01/01/25	3,229	3,622
FNMA	AA+	6.00	03/01/28	64,200	72,116
FNMA	AA+	6.00	04/01/32	1,674	1,878
FNMA	AA+	6.00	05/01/32	89,130	106,023
FNMA	AA+	6.00	04/01/33	206,410	233,464
FNMA	AA+	6.00	05/01/33	5,832	6,563
FNMA	AA+	6.00	09/01/34	3,261	3,689
FNMA	AA+	6.00	10/01/34	5,442	6,137
FNMA	AA+	6.00	12/01/36	79,800	95,359
FNMA	AA+	6.00	01/01/37	80,076	95,665
FNMA	AA+	6.00	05/01/37	13,560	15,129
FNMA	AA+	6.00	06/01/37	2,797	2,869
FNMA	AA+	6.00	07/01/37	54,482	64,761
FNMA	AA+	6.00	08/01/37	51,175	60,856
FNMA	AA+	6.00	12/01/37	603	719
FNMA	AA+	6.00	10/25/44	310,706	363,822
FNMA	AA+	6.00	02/25/47	646,170	764,034
FNMA	AA+	6.00	12/25/49	202,858	233,818
FNMA	AA+	6.50	05/01/32	79,899	89,961
FNMA	AA+	6.50	07/01/34	1,876	2,149
FNMA	AA+	6.50	09/01/34	415	466
FNMA	AA+	6.50	09/01/36	14,482	16,249
FNMA	AA+	6.50	05/01/37	83,010	88,995
FNMA	AA+	6.50	07/01/37	6,986	7,869
FNMA	AA+	6.50	05/01/38	6,826	7,662
FNMA	AA+	7.00	04/01/32	384	425
FNMA	AA+	7.00	01/25/44	189,459	217,765

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FNMA	AA+	7.50	06/01/31	166	192
FNMA	AA+	7.50	02/01/32	648	757
FNMA	AA+	7.50	06/01/32	25,643	30,942
FNMA	AA+	8.00	04/01/32	17,014	18,018
FNMA Strip	AA+	3.00	08/25/42	580,686	606,293
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,087,067	1,096,836
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,453,596	1,511,304
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,635,888	1,695,648
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,099,937	1,159,484
GNMA (3)	AA+	2.00	04/20/32	960,311	985,709
GNMA (3)	AA+	2.00	06/20/35	3,064,466	3,127,690
GNMA (3)	AA+	2.00	09/20/50	1,886,081	1,905,898
GNMA (3)	AA+	2.50	12/20/50	6,859,441	7,076,987
GNMA (3)	AA+	3.00	07/16/36	1,451,188	1,510,706
GNMA (3)	AA+	3.00	08/20/44	450,836	454,707
GNMA (3)	AA+	3.00	01/15/46	970,017	1,076,506
GNMA (3)	AA+	3.00	03/15/46	4,133,786	4,588,132
GNMA (3)	AA+	3.00	07/15/46	2,291,137	2,543,037
GNMA (3)	AA+	3.00	02/20/47	1,599,264	1,674,922
GNMA (3)	AA+	3.50	05/20/31	2,005,800	2,163,573
GNMA (3)	AA+	3.50	02/20/42	640,611	669,708
GNMA (3)	AA+	3.50	07/15/42	1,290,473	1,392,510
GNMA (3)	AA+	3.50	11/15/42	299,896	316,011
GNMA (3)	AA+	3.50	03/20/45	1,935,266	2,064,143
GNMA (3)	AA+	3.50	05/20/45	1,788,563	1,958,376
GNMA (3)	AA+	3.50	12/20/50	1,187,290	1,253,292
GNMA (3)	AA+	3.70	05/15/42	537,972	586,596
GNMA (3)	AA+	4.00	01/20/41	746,352	809,501
GNMA (3)	AA+	4.00	03/15/41	308,565	341,835
GNMA (3)	AA+	4.00	08/15/41	495,120	541,756
GNMA (3)	AA+	4.00	11/15/41	462,429	514,632
GNMA (3)	AA+	4.00	12/15/41	799,518	885,269
GNMA (3)	AA+	4.00	01/15/42	34,410	38,116
GNMA (3)	AA+	4.00	08/20/42	507,494	549,777
GNMA (3)	AA+	4.00	09/20/50	733,868	785,678
GNMA (3)	AA+	4.25	04/20/41	493,523	544,472
GNMA (3)	AA+	4.29	04/15/41	28,452	31,113
GNMA (3)	AA+	4.50	06/20/30	22,222	24,471
GNMA (3)	AA+	4.50	09/15/30	283,188	315,915
GNMA (3)	AA+	4.50	04/20/31	10,984	12,011
GNMA (3)	AA+	4.50	06/20/34	172,285	193,231
GNMA (3)	AA+	4.50	09/15/40	619,968	699,552
GNMA (3)	AA+	4.50	10/15/40	676,330	776,860
GNMA (3)	AA+	4.50	10/15/40	109,036	120,908
GNMA (3)	AA+	4.50	06/20/41	7,599	8,263
GNMA (3)	AA+	4.50	10/20/43	22,374	24,744
GNMA (3)	AA+	5.00	04/15/39	543,460	636,285
GNMA (3)	AA+	5.00	06/20/39	638,816	721,348
GNMA (3)	AA+	5.00	11/15/39	203,296	235,543
GNMA (3)	AA+	5.00	05/15/40	93,877	109,290
GNMA (3)	AA+	5.00	06/20/40	61,327	67,606
GNMA (3)	AA+	5.50	01/15/36	5,928	6,589
GNMA (3)	AA+	6.50	04/15/31	5,940	6,633
GNMA (3)	AA+	6.50	10/15/31	296	347
GNMA (3)	AA+	6.50	12/15/31	16,085	17,961
GNMA (3)	AA+	6.50	05/15/32	15,055	16,811
GNMA (3)	AA+	7.00	05/15/31	295	346
GNMA (3)	AA+	7.00	05/15/32	2,293	2,369
GNMA (3)	AA+	7.00	10/20/38	203	222
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	192,591	198,672

					610,803,643

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

CORPORATE DEBT (18.4%)
COMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB	3.00	06/30/22	1,055,000	1,084,349
Discovery Communications LLC	BBB-	3.50	06/15/22	4,895,000	5,037,246
Omnicom Group, Inc.	BBB+	3.63	05/01/22	990,000	1,024,091

					7,145,686

CONSUMER DISCRETIONARY (3.0%)
Amazon.com, Inc.	AA-	5.20	12/03/25	4,995,000	5,875,431
AutoZone, Inc.	BBB	3.25	04/15/25	1,960,000	2,096,443
AutoZone, Inc.	BBB	3.70	04/15/22	685,000	702,487
Brinker International, Inc.	B-	3.88	05/15/23	3,925,000	3,983,875
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,208,946
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	5,455,966
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	260,000	261,136
Kohl’s Corp.	BBB-	3.25	02/01/23	1,794,000	1,858,067
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	2,035,000	2,079,648
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,617,785
Marriott International, Inc.	BBB-	3.13	02/15/23	2,935,000	3,022,152
Mattel, Inc.	B+	3.15	03/15/23	1,960,000	1,979,600
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,734,272
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,148,380
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,255,000	3,375,192
Tapestry, Inc.	BBB-	4.25	04/01/25	2,450,000	2,661,106
Travel + Leisure Co.	BB-	3.90	03/01/23	4,000,000	4,124,200
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	2,132,135
Whirlpool Corp.	BBB	4.85	06/15/21	980,000	988,420

					57,305,241

CONSUMER STAPLES (0.9%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	51,744
Flowers Foods, Inc.	BBB	4.38	04/01/22	3,915,000	4,033,117
Kroger Co.	BBB	2.95	11/01/21	4,730,000	4,792,434
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	2,141,872
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	3,030,000	3,126,398
Sysco Corp.	BBB-	2.60	06/12/22	55,000	56,374
Sysco Corp.	BBB-	3.75	10/01/25	3,550,000	3,866,187

					18,068,126

ENERGY (1.1%)
Devon Energy Corp.	BBB-	5.85	12/15/25	2,450,000	2,856,762
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	2,935,000	500,784
Energen Corp.	BBB-	4.63	09/01/21	4,000,000	4,023,743
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	5,377,449
Marathon Oil Corp.	BBB-	2.80	11/01/22	3,915,000	4,015,661
Murphy Oil Corp.	BB	4.95	12/01/22	3,450,000	3,668,730
Valaris PLC	NR	4.88	06/01/22	4,000,000	522,000

					20,965,129

FINANCIALS (5.6%)
Alleghany Corp.	BBB+	4.95	06/27/22	1,960,000	2,063,457
American Express Co.	BBB	3.63	12/05/24	4,895,000	5,337,728
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	5,344,872
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	5,449,397
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	3,341,766
Block Financial LLC	BBB	5.50	11/01/22	2,235,000	2,345,584
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,049,470
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	5,334,193
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,364,924
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,475,000	3,834,453
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	5,352,538
Genworth Hldgs., Inc.	B-	7.63	09/24/21	1,275,000	1,308,469
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,360
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	5,366,403
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	2,131,417
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	4,231,351
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,010,000	3,011,318

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Moody’s Corp.	BBB+	4.50	09/01/22	3,965,000	4,153,136
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	5,442,495
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,158,101
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,025,544
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	1,073,483
Reinsurance Group of America, Inc.	A	5.00	06/01/21	3,010,000	3,031,639
Signet UK Finance PLC	B+	4.70	06/15/24	4,945,000	4,898,023
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,682,180
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,953,737
Unum Group	BBB	4.00	03/15/24	4,970,000	5,402,583
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	5,500,990
Wells Fargo & Co.	BBB	3.45	02/13/23	3,915,000	4,124,054
Wells Fargo & Co.	BBB	4.13	08/15/23	980,000	1,060,189
WR Berkley Corp.	BBB+	4.63	03/15/22	1,960,000	2,038,128

					108,437,982

HEALTH CARE (1.3%)
Anthem, Inc.	A	3.30	01/15/23	3,464,000	3,635,960
Biogen, Inc.	A-	4.05	09/15/25	2,450,000	2,721,864
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	2,092,603
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	3,205,196
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	2,045,000	2,118,664
Owens & Minor, Inc.	B+	4.38	12/15/24	2,740,000	2,829,050
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	742,540
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	3,235,000	3,592,295
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	4,920,000	5,025,344

					25,963,516

INDUSTRIALS (1.2%)
Deere & Co.	A	2.75	04/15/25	6,535,000	6,955,618
Flowserve Corp.	BBB-	3.50	09/15/22	3,980,000	4,092,668
General Dynamics Corp.	A	3.25	04/01/25	3,235,000	3,502,850
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	4,153,933
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	77,405
Verisk Analytics, Inc.	BBB	4.00	06/15/25	4,895,000	5,398,651

					24,181,125

INFORMATION TECHNOLOGY (1.7%)
Applied Materials, Inc.	A-	3.90	10/01/25	4,995,000	5,566,389
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	1,054,795
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,160,000	1,231,278
Avnet, Inc.	BBB-	4.88	12/01/22	265,000	281,292
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	4,895,000	5,372,040
Fiserv, Inc.	BBB	4.75	06/15/21	1,065,000	1,074,135
Global Payments, Inc.	BBB-	3.75	06/01/23	4,000,000	4,244,213
Ingram Micro, Inc.	NR	5.00	08/10/22	1,005,000	1,039,843
Ingram Micro, Inc.	NR	5.45	12/15/24	735,000	837,616
Intel Corp.	A+	3.40	03/25/25	2,550,000	2,774,974
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	5,462,331
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,528,174
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	1,073,331

					32,540,411

MATERIALS (1.9%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,610,000	3,740,913
Domtar Corp.	BBB-	4.40	04/01/22	4,980,000	5,115,560
Dow Chemical Co.	BBB-	3.50	10/01/24	4,700,000	5,070,404
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	4,000,000	4,065,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	3,935,000	3,963,380
Packaging Corp. of America	BBB	4.50	11/01/23	1,990,000	2,167,352
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	5,443,239
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	4,180,480
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	1,012,292
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,010,000	3,058,864

					37,817,484

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

REAL ESTATE (1.1%)
Boston Properties LP	BBB+	3.85	02/01/23	3,000,000	3,152,200
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,943,580
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,188,645
Mack-Cali Realty LP	BB-	4.50	04/18/22	4,895,000	4,955,303
Service Properties Trust	BB-	5.00	08/15/22	4,540,000	4,607,782
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	490,000	504,424
Welltower, Inc.	BBB+	3.75	03/15/23	745,000	786,616

					22,138,550

UTILITIES (0.2%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	1,010,000	1,044,229
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	2,199,586
Southern Co.	BBB+	3.25	07/01/26	50,000	53,519

					3,297,334

TOTAL CORPORATE DEBT					357,860,584

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	2,119,560	2,505,401	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,895,861,800) 99.1%					1,924,419,584

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	0.01	04/13/21	34,500,000	34,499,894

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $34,499,894) 1.8%					34,499,894

				Shares	Value
COMMON STOCKS:
ENERGY (0.1%)
Superior Energy Svcs., Inc.*				68,184	1,717,923	††

TOTAL COMMON STOCKS (Cost: $4,424,268) 0.1%					1,717,923

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit		0.01	04/01/21	6,342,695	6,342,695

TOTAL TEMPORARY CASH INVESTMENT (Cost: $6,342,695) 0.3%					6,342,695

TOTAL INVESTMENTS (Cost: $1,941,128,657) 101.3%					1,966,980,096

OTHER NET ASSETS -1.3%					(25,976,275)

NET ASSETS 100.0%					$1,941,003,821

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.5%)	3,647,570	52,488,532
Equity Index Fund (29.0%)	1,016,446	55,182,860
International Fund (5.7%)	1,125,270	10,903,869
Mid-Cap Equity Index Fund (6.0%)	434,621	11,374,019
Mid-Term Bond Fund (31.8%)	5,757,144	60,680,299

TOTAL INVESTMENTS (Cost: $174,282,814) 100.0%		190,629,579

OTHER NET ASSETS -0.0% (2)		(18,540)

NET ASSETS 100.0%		$190,611,039

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.1%)	6,707,948	96,527,370
Equity Index Fund (37.9%)	3,188,866	173,123,523
International Fund (10.5%)	4,928,001	47,752,326
Mid-Cap Equity Index Fund (17.6%)	3,070,189	80,346,851
Mid-Term Bond Fund (12.9%)	5,606,443	59,091,911

TOTAL INVESTMENTS (Cost: $377,549,632) 100.0%		456,841,981

OTHER NET ASSETS -0.0% (2)		(13,385)

NET ASSETS 100.0%		$456,828,596

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.6%)	4,605,644	66,275,217
Equity Index Fund (35.5%)	2,322,719	126,100,415
International Fund (14.7%)	5,389,550	52,224,744
Mid-Cap Equity Index Fund (21.0%)	2,845,226	74,459,553
Small Cap Growth Fund (5.1%)	970,469	17,992,496
Small Cap Value Fund (5.1%)	1,125,528	18,087,241

TOTAL INVESTMENTS (Cost: $278,759,381) 100.0%		355,139,666

OTHER NET ASSETS -0.0% (2)		(17,103)

NET ASSETS 100.0%		$355,122,563

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (33.7%)	4,541,388	65,350,579
Equity Index Fund (22.1%)	786,506	42,699,403
Mid-Cap Equity Index Fund (6.4%)	470,027	12,300,594
Mid-Term Bond Fund (30.1%)	5,532,663	58,314,271
Money Market Fund (7.7%)	1,265,711	14,998,676

TOTAL INVESTMENTS (Cost: $188,806,393) 100.0%		193,663,523

OTHER NET ASSETS -0.0% (2)		(39,709)

NET ASSETS 100.0%		$193,623,814

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.5%)	3,151,534	45,350,569
Equity Index Fund (24.2%)	623,144	33,830,511
International Fund (5.0%)	725,905	7,034,018
Mid-Cap Equity Index Fund (10.8%)	573,095	14,997,901
Mid-Term Bond Fund (25.0%)	3,309,772	34,885,000
Money Market Fund (2.5%)	290,546	3,442,973

TOTAL INVESTMENTS (Cost: $127,748,326) 100.0%		139,540,972

OTHER NET ASSETS -0.0% (2)		(28,774)

NET ASSETS 100.0%		$139,512,198

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	12,579,972	181,025,791
Equity Index Fund (26.9%)	2,966,412	161,046,481
International Fund (7.8%)	4,849,420	46,990,879
Mid-Cap Equity Index Fund (10.9%)	2,507,934	65,632,646
Mid-Term Bond Fund (20.2%)	11,518,240	121,402,246
Money Market Fund (1.0%)	523,405	6,202,353
Small Cap Growth Fund (1.2%)	379,249	7,031,281
Small Cap Value Fund (1.8%)	670,938	10,781,977

TOTAL INVESTMENTS (Cost: $540,390,538) 100.0%		600,113,654

OTHER NET ASSETS -0.0% (2)		(46,003)

NET ASSETS 100.0%		$600,067,651

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.7%)	19,550,287	281,328,637
Equity Index Fund (30.4%)	5,897,283	320,163,475
International Fund (10.7%)	11,579,427	112,204,650
Mid-Cap Equity Index Fund (13.4%)	5,384,503	140,912,449
Mid-Term Bond Fund (14.8%)	14,787,850	155,863,944
Small Cap Growth Fund (1.9%)	1,106,300	20,510,800
Small Cap Value Fund (2.1%)	1,397,326	22,455,024

TOTAL INVESTMENTS (Cost: $934,254,796) 100.0%		1,053,438,979

OTHER NET ASSETS -0.0% (2)		(54,553)

NET ASSETS 100.0%		$1,053,384,426

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.6%)	15,642,290	225,092,553
Equity Index Fund (34.2%)	6,572,677	356,830,617
International Fund (12.9%)	13,889,652	134,590,732
Mid-Cap Equity Index Fund (16.3%)	6,481,078	169,609,818
Mid-Term Bond Fund (8.9%)	8,821,734	92,981,072
Small Cap Growth Fund (2.9%)	1,635,772	30,327,205
Small Cap Value Fund (3.2%)	2,049,070	32,928,547

TOTAL INVESTMENTS (Cost: $904,144,786) 100.0%		1,042,360,544

OTHER NET ASSETS -0.0% (2)		(55,680)

NET ASSETS 100.0%		$1,042,304,864

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.3%)	12,876,611	185,294,426
Equity Index Fund (36.6%)	6,159,725	334,411,478
International Fund (15.6%)	14,756,099	142,986,602
Mid-Cap Equity Index Fund (18.1%)	6,332,649	165,725,420
Small Cap Equity Index Fund (1.1%)	784,479	9,955,044
Small Cap Growth Fund (3.8%)	1,885,885	34,964,313
Small Cap Value Fund (4.5%)	2,567,416	41,258,377

TOTAL INVESTMENTS (Cost: $771,662,768) 100.0%		914,595,660

OTHER NET ASSETS -0.0% (2)		(53,431)

NET ASSETS 100.0%		$914,542,229

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.9%)	7,442,456	107,096,936
Equity Index Fund (39.9%)	5,659,940	307,278,136
International Fund (16.8%)	13,354,014	129,400,392
Mid-Cap Equity Index Fund (19.0%)	5,596,485	146,460,003
Small Cap Equity Index Fund (2.2%)	1,301,859	16,520,594
Small Cap Growth Fund (3.8%)	1,558,786	28,899,884
Small Cap Value Fund (4.4%)	2,106,871	33,857,424

TOTAL INVESTMENTS (Cost: $638,825,153) 100.0%		769,513,369

OTHER NET ASSETS -0.0% (2)		(52,293)

NET ASSETS 100.0%		$769,461,076

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.6%)	6,395,239	92,027,496
Equity Index Fund (39.6%)	5,811,349	315,498,140
International Fund (17.4%)	14,290,936	138,479,169
Mid-Cap Equity Index Fund (18.9%)	5,752,777	150,550,187
Small Cap Equity Index Fund (2.3%)	1,414,140	17,945,438
Small Cap Growth Fund (4.7%)	2,040,760	37,835,683
Small Cap Value Fund (5.5%)	2,734,505	43,943,500

TOTAL INVESTMENTS (Cost: $651,778,519) 100.0%		796,279,613

OTHER NET ASSETS -0.0% (2)		(54,425)

NET ASSETS 100.0%		$796,225,188

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.4%)	3,859,842	55,543,130
Equity Index Fund (39.1%)	4,247,674	230,606,241
International Fund (18.3%)	11,116,566	107,719,526
Mid-Cap Equity Index Fund (19.9%)	4,470,395	116,990,236
Small Cap Equity Index Fund (3.2%)	1,465,675	18,599,417
Small Cap Growth Fund (4.8%)	1,542,428	28,596,613
Small Cap Value Fund (5.3%)	1,942,190	31,210,994

TOTAL INVESTMENTS (Cost: $491,429,538) 100.0%		589,266,157

OTHER NET ASSETS -0.0% (2)		(47,343)

NET ASSETS 100.0%		$589,218,814

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.4%)	1,447,551	20,830,255
Equity Index Fund (37.0%)	1,694,973	92,020,082
International Fund (18.1%)	4,649,339	45,052,099
Mid-Cap Equity Index Fund (21.1%)	2,011,406	52,638,498
Small Cap Equity Index Fund (3.3%)	652,733	8,283,183
Small Cap Growth Fund (5.7%)	767,441	14,228,362
Small Cap Value Fund (6.4%)	993,319	15,962,636

TOTAL INVESTMENTS (Cost: $212,644,130) 100.0%		249,015,115

OTHER NET ASSETS -0.0% (2)		(27,087)

NET ASSETS 100.0%		$248,988,028

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.2%)	434,646	6,254,560
Equity Index Fund (36.3%)	576,247	31,284,448
International Fund (19.7%)	1,748,699	16,944,890
Mid-Cap Equity Index Fund (22.1%)	726,946	19,024,176
Small Cap Equity Index Fund (3.2%)	214,828	2,726,167
Small Cap Growth Fund (5.3%)	247,667	4,591,750
Small Cap Value Fund (6.2%)	334,530	5,375,892

TOTAL INVESTMENTS (Cost: $73,988,962) 100.0%		86,201,883

OTHER NET ASSETS 0.0% (2)		4,071

NET ASSETS 100.0%		$86,205,954

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Investment Corporation
Bond Fund (5.5%)	24,667	354,952
Equity Index Fund (34.3%)	40,585	2,203,364
International Fund (20.1%)	132,976	1,288,534
Mid-Cap Equity Index Fund (22.9%)	56,073	1,467,439
Small Cap Equity Index Fund (3.7%)	18,886	239,667
Small Cap Growth Fund (6.2%)	21,457	397,818
Small Cap Value Fund (7.2%)	28,955	465,312

TOTAL INVESTMENTS (Cost: $5,972,781) 99.9%		6,417,086

OTHER NET ASSETS 0.1%		5,599

NET ASSETS 100.0%		$6,422,685

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$275,860	0.1%
MONEY MARKET FUND	$48,277,496	38.5%
MID-TERM BOND FUND	$805,511	0.1%
BOND FUND	$3,834,453	0.2%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2021, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	410	E-mini S&P 500 Stock Index	P	June 2021	$81,333,750	$820,505	2.0%
ALL AMERICA FUND	23	E-mini S&P 500 Stock Index	P	June 2021	$4,562,625	$45,057	1.3%
MID-CAP EQUITY INDEX FUND	141	E-mini S&P MidCap 400 Stock Index	P	June 2021	$36,734,730	$(100,010)	1.9%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2021, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of four securities in the All America, Small Cap Growth, Small Cap Equity Index, Mid-Term Bond and Bond Funds (see Note below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2021. Fair value inputs for all debt securities were considered Level 2, with the exception of one security in the Bond Fund (see Note b below) which was considered as Level 3. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2021:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock - Indexed	$3,987,746,489	-	-	$3,987,746,489
Short-Term Debt Securities	-	$75,998,537	-	$75,998,537
Warrants - Indexed	164,561	-	-	$164,561
Temporary Cash Investment	-	$2,310,068	-	$2,310,068

	$3,987,911,050	$78,308,605	-	$4,066,219,655

All America Fund
Common Stock - Indexed	$196,667,751	-	-	$196,667,751
Common Stock - Active	$135,522,879	-	$5,463(b)	$135,528,342
Short-Term Debt Securities - Indexed	-	$2,699,956	-	$2,699,956
Warrants - Indexed	$191	-	-	$191
Temporary Cash Investment	-	$3,602,450	-	$3,602,450

	$332,190,821	$6,302,406	$5,463	$338,498,690
Small Cap Value Fund
Common Stock	$526,224,221	-	-	$526,224,221
Temporary Cash Investment	-	$10,896,504	-	$10,896,504

	$526,224,221	$10,896,504	-	$537,120,725

Small Cap Growth Fund
Common Stock	$671,581,371	-	$91,218(b)	$671,672,589
Temporary Cash Investment	-	$14,049,513	-	$14,049,513

	$671,581,371	$14,049,513	91,218	$685,722,102

Small Cap Equity Index Fund Fund
Common Stock - Indexed	$132,989,816	-	-(b)	$132,989,816
Temporary Cash Investment	-	$691,445	-	$691,445

	$132,989,816	$691,445	-	$133,681,261

Mid Cap Value Fund
Common Stock	$103,002,471	-	-	$103,002,471
Temporary Cash Investment	-	$2,280,647	-	$2,280,647

	$103,002,471	$2,280,647	-	$105,283,118

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,917,194,535	-	-	$1,917,194,535
Short-Term Debt Securities	-	$34,899,520	-	$34,899,520
Temporary Cash Investment	-	$45,324	-	$45,324

	$1,917,194,535	$34,944,844	-	$1,952,139,379

Composite Fund
Common Stock	$119,080,407	-	-	$119,080,407
U.S. Government Debt	-	$35,025,702	-	$35,025,702
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$22,586,612	-	$22,586,612
Long-Term Corporate Debt	-	$13,987,532	-	$13,987,532
Short-Term Debt Securities	-	$5,999,984	-	$5,999,984
Temporary Cash Investment	-	$3,069,845	-	$3,069,845

	$119,080,407	$80,669,675	-	$199,750,082

International Fund
Common Stock	$1,039,152,188	-	-	$1,039,152,188
Short-Term Debt Securities	-	$2,999,984	-	$2,999,984
Temporary Cash Investment	-	$1,248,692	-	$1,248,692

	$1,039,152,188	$4,248,676	-	$1,043,400,864

Catholic Values Index Fund
Common Stock - Indexed	$3,572,117	-	-	$3,572,117

Retirement Income Fund Fund
Common Stock	$193,663,523	-	-	$193,663,523

2015 Retirement Fund Fund
Common Stock	139,540,972	-	-	139,540,972

2020 Retirement Fund Fund
Common Stock	$600,113,654	-	-	$600,113,654

2025 Retirement Fund Fund
Common Stock	$1,053,438,979	-	-	$1,053,438,979

2030 Retirement Fund Fund
Common Stock	$1,042,360,544	-	-	$1,042,360,544

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

2035 Retirement Fund Fund
Common Stock	$914,595,660	-	-	$914,595,660

2040 Retirement Fund Fund
Common Stock	$769,513,369	-	-	$769,513,369

2045 Retirement Fund Fund
Common Stock	$796,279,613	-	-	$796,279,613

2050 Retirement Fund Fund
Common Stock	$589,266,157	-	-	$589,266,157

2055 Retirement Fund Fund
Common Stock	$249,015,115	-	-	$249,015,115

2060 Retirement Fund Fund
Common Stock	$86,201,883	-	-	$86,201,883

2065 Retirement Fund Fund
Common Stock	$6,417,086	-	-	$6,417,086

Conservative Allocation Fund Fund
Common Stock	$190,629,579	-	-	$190,629,579

Moderate Allocation Fund Fund
Common Stock	$456,841,981	-	-	$456,841,981

Aggressive Allocation Fund Fund
Common Stock	$355,139,666	-	-	$355,139,666

Money Market Fund
U.S. Government Debt	-	$54,198,880	-	$54,198,880
Commercial Paper	-	$68,325,667	-	$68,325,667
Temporary Cash Investment	-	$2,941,891	-	$2,941,891

	-	$125,466,438	-	$125,466,438

Mid-Term Bond Fund
U.S. Government Debt	-	$596,435,910	-	$596,435,910
Long-Term Corporate Debt	-	$152,840,049	-	$152,840,049
Common Stock	-	-	$815,096(b)	$815,096
Temporary Cash Investment	-	$2,197,343		$2,197,343

	-	$751,473,302	$815,096	$752,288,398

Bond Fund
U.S. Government Debt	-	$953,249,956	-	$953,249,956
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$610,803,643	-	$610,803,643
Long-Term Corporate Debt	-	$357,860,584	-	$357,860,584
Sovereign Debt	-	-	$2,505,401(b)	$2,505,401
Short-Term Debt Securities	-	$34,499,894	-	$34,499,894
Common Stock	-	-	$1,717,923(b)	$1,717,923
Temporary Cash Investment	-	$6,342,695	-	$6,342,695

	-	$1,962,756,772	$4,223,324	$1,966,980,096

Other Financial Instruments:*
Equity Index Fund	$820,505	-	-	$820,505
All America Fund	$45,057	-	-	$45,057
Mid-Cap Equity Index Fund	$(100,010)	-	-	$(100,010)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2021
	Balance December 31, 2020(c)		Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2021(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2021
All America Fund - Active Common Stock	$5,463	(d)	-	-	-	-	-	-	$5,463	(d)	-
Small Cap Growth Fund - Common Stock	$91,218	(e)	-	-	-	-	-	-	$91,218	(e)	-
Small Cap Equity Index Fund - Common Stock	-(f)		-	-	-	-	-	-	-(f)		-
Mid-Term Bond Fund - Common Stock	-		$(1,284,234)	-	$2,099,330	-	-	-	$815,096	(g)	$(1,284,234)
Bond Fund - Common Stock	-		$(2,706,345)	-	$4,424,268	-	-	-	$1,717,923	(h)	$(2,706,345)
Bond Fund - Sovereign Debt	$2,669,738		$(18,703)	$(37,650)	-	-	-	$(107,984)	$2,505,401	(i)	$(18,703)

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $5,463 fair value.
(e)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $92,218 fair value.
(f)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(g)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $815,096 fair value.
(h)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $1,717,923 fair value.
(i)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(18,703), realized loss of $(37,650), sales of $107,984 and $2,505,401 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of March 31, 2021 and for the three months ended March 31, 2021:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$820,505	$45,057	$(100,010)

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Operations	Fund	Fund	Fund
		Net realized gain (loss) on:
Futures Contracts	Equity	Futures contracts	$4,260,947	$254,212	$6,932,883
		Change in net unrealized
		appreciation (depreciation) of:
Futures Contracts	Equity	Futures contracts	($436,323)	($12,706)	($888,268)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Investments in affiliated investment companies during the period ended March 31, 2021 were as follows:

Affiliated Investment Company	Value as of December 31, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of March 31, 2021	Dividends	Realized Gain, Distributions
Retirement Income Fund
Bond Fund	$57,349,925	$12,627,268	$(23,929)	$(2,435,236)	$(2,167,449)	$65,350,579	$248,426	$-
Equity Index Fund	40,103,292	1,585,896	459,985	2,011,370	(1,461,140)	42,699,403	-	-
Mid-Cap Equity Index Fund	10,821,500	396,474	80,990	1,380,689	(379,059)	12,300,594	-	-
Mid-Term Bond Fund	69,439,802	2,615,908	107,572	(1,681,562)	(12,167,449)	58,314,271	237,065	-
Money Market Fund	14,892,980	1,189,420	(46,126)	46,126	(1,083,724)	14,998,676	-	-

Total	$192,607,499	$18,414,966	$578,492	$(678,613)	$(17,258,821)	$193,663,523	$485,491	$-

2015 Retirement Fund
Bond Fund	$41,500,334	$7,191,272	$12,702	$(1,773,677)	$(1,580,062)	$45,350,569	$176,821	$-
Equity Index Fund	32,285,939	743,931	390,661	1,580,534	(1,170,554)	33,830,511	-	-
International Fund	6,872,455	169,076	54,296	201,535	(263,344)	7,034,018	-	-
Mid-Cap Equity Index Fund	13,374,539	270,520	63,742	1,733,029	(443,929)	14,997,901	-	-
Mid-Term Bond Fund	42,164,077	988,718	(47,082)	(903,995)	(7,316,718)	34,885,000	143,342	-
Money Market Fund	3,631,510	338,150	(21,991)	21,991	(526,687)	3,442,973	-	-

Total	$139,828,854	$9,701,667	$452,328	$859,417	$(11,301,294)	$139,540,972	$320,163	$-

2020 Retirement Fund
Bond Fund	$159,325,986	$33,107,790	$27,815	$(7,020,336)	$(4,415,464)	$181,025,791	$696,924	$-
Equity Index Fund	153,522,830	2,152,558	1,369,735	7,994,064	(3,992,706)	161,046,481	-	-
International Fund	45,847,517	688,820	254,539	1,461,564	(1,261,561)	46,990,879	-	-
Mid-Cap Equity Index Fund	67,693,274	861,023	1,717,206	6,986,207	(11,625,064)	65,632,646	-	-
Mid-Term Bond Fund	145,749,573	2,387,059	58,273	(3,323,366)	(23,469,293)	121,402,246	492,808	-
Money Market Fund	6,560,318	430,511	(32,923)	32,922	(788,475)	6,202,353	-	-
Small Cap Growth Fund	6,713,259	86,102	34,653	354,963	(157,696)	7,031,281	-	-
Small Cap Value Fund	9,087,598	86,101	1,150	1,764,823	(157,695)	10,781,977	-	-

Total	$594,500,355	$39,799,964	$3,430,448	$8,250,841	$(45,867,954)	$600,113,654	$1,189,732	$-

2025 Retirement Fund
Bond Fund	$255,927,154	$40,983,513	$212,829	$(11,062,761)	$(4,732,098)	$281,328,637	$1,086,906	$-
Equity Index Fund	301,582,316	5,259,316	1,737,189	16,753,549	(5,168,895)	320,163,475	-	-
International Fund	102,380,329	11,813,558	705,093	3,058,299	(5,752,629)	112,204,650	-	-
Mid-Cap Equity Index Fund	133,376,113	2,176,270	1,975,244	15,565,320	(12,180,498)	140,912,449	-	-
Mid-Term Bond Fund	179,192,900	3,881,507	83,892	(4,139,623)	(23,154,732)	155,863,944	617,103	-
Small Cap Growth Fund	24,117,558	362,711	904,458	476,598	(5,350,525)	20,510,800	-	-
Small Cap Value Fund	23,836,360	362,710	(58,214)	4,664,694	(6,350,526)	22,455,024	-	-

Total	$1,020,412,730	$64,839,585	$5,560,491	$25,316,076	$(62,689,903)	$1,053,438,979	$1,704,009	$-

2030 Retirement Fund
Bond Fund	$204,504,254	$31,205,960	$68,298	$(8,836,825)	$(1,849,134)	$225,092,553	$873,004	$-
Equity Index Fund	327,587,252	11,651,633	1,016,851	19,310,858	(2,735,977)	356,830,617	-	-
International Fund	113,625,544	22,782,411	972,721	3,174,821	(5,964,765)	134,590,732	-	-
Mid-Cap Equity Index Fund	172,865,932	3,709,883	6,642,556	15,753,176	(29,361,729)	169,609,818	-	-
Mid-Term Bond Fund	93,309,319	2,658,865	6,167	(2,189,308)	(803,971)	92,981,072	340,190	-
Small Cap Growth Fund	33,946,043	695,602	1,421,037	505,714	(6,241,191)	30,327,205	-	-
Small Cap Value Fund	35,571,755	695,602	281,325	6,621,056	(10,241,191)	32,928,547	-	-

Total	$981,410,099	$73,399,956	$10,408,955	$34,339,492	$(57,197,958)	$1,042,360,544	$1,213,194	$-

2035 Retirement Fund
Bond Fund	$172,639,926	$21,306,350	$49,019	$(7,418,167)	$(1,282,702)	$185,294,426	$730,211	$-
Equity Index Fund	304,023,885	13,485,430	866,555	18,059,177	(2,023,569)	334,411,478	-	-
International Fund	121,687,352	17,636,614	256,156	4,243,025	(836,545)	142,986,602	-	-
Mid-Cap Equity Index Fund	163,111,815	4,363,936	4,753,008	16,567,121	(23,070,460)	165,725,420	-	-
Small Cap Equity Index Fund	10,765,140	242,441	965,756	1,037,477	(3,055,770)	9,955,044	-	-
Small Cap Growth Fund	36,167,956	969,763	1,271,188	778,484	(4,223,078)	34,964,313	-	-
Small Cap Value Fund	38,083,344	969,763	542,892	6,885,456	(5,223,078)	41,258,377	-	-

Total	$846,479,418	$58,974,297	$8,704,574	$40,152,573	$(39,715,202)	$914,595,660	$730,211	$-

2040 Retirement Fund
Bond Fund	$99,791,406	$12,207,700	$3,335	$(4,264,943)	$(640,562)	$107,096,936	$422,152	$-
Equity Index Fund	254,230,612	38,093,373	714,165	15,701,254	(1,461,268)	307,278,136	-	-
International Fund	122,389,890	3,133,736	269,762	4,327,636	(720,632)	129,400,392	-	-
Mid-Cap Equity Index Fund	150,834,701	3,656,025	7,514,165	12,352,490	(27,897,378)	146,460,003	-	-
Small Cap Equity Index Fund	18,747,883	348,192	1,985,904	1,518,685	(6,080,070)	16,520,594	-	-
Small Cap Growth Fund	30,617,597	696,384	942,065	803,978	(4,160,140)	28,899,884	-	-
Small Cap Value Fund	31,222,731	696,385	97,603	6,000,845	(4,160,140)	33,857,424	-	-

Total	$707,834,820	$58,831,795	$11,526,999	$36,439,945	$(45,120,190)	$769,513,369	$422,152	$-

2045 Retirement Fund
Bond Fund	$94,070,620	$2,532,882	$27,740	$(3,951,412)	$(652,334)	$92,027,496	$382,994	$-
Equity Index Fund	260,990,928	39,374,722	935,057	15,890,473	(1,693,040)	315,498,140	-	-
International Fund	121,917,010	12,764,142	314,517	4,322,215	(838,715)	138,479,169	-	-
Mid-Cap Equity Index Fund	157,663,616	3,224,834	10,403,635	10,294,123	(31,036,021)	150,550,187	-	-
Small Cap Equity Index Fund	19,169,539	307,126	1,558,906	2,003,057	(5,093,190)	17,945,438	-	-
Small Cap Growth Fund	39,072,545	767,817	1,350,698	877,599	(4,232,976)	37,835,683	-	-
Small Cap Value Fund	40,509,234	767,817	210,371	7,689,054	(5,232,976)	43,943,500	-	-

Total	$733,393,492	$59,739,340	$14,800,924	$37,125,109	$(48,779,252)	$796,279,613	$382,994	$-

2050 Retirement Fund
Bond Fund	$56,071,522	$2,250,263	$9,941	$(2,361,132)	$(427,464)	$55,543,130	$229,829	$-
Equity Index Fund	188,916,434	30,724,565	423,501	11,798,349	(1,256,608)	230,606,241	-	-
International Fund	94,600,822	10,199,021	68,274	3,528,228	(676,819)	107,719,526	-	-
Mid-Cap Equity Index Fund	120,263,058	3,704,131	4,428,123	11,424,688	(22,829,764)	116,990,236	-	-
Small Cap Equity Index Fund	17,894,574	505,109	852,095	2,454,505	(3,106,866)	18,599,417	-	-
Small Cap Growth Fund	28,321,038	841,847	388,784	1,223,054	(2,178,110)	28,596,613	-	-
Small Cap Value Fund	29,741,121	841,846	439,710	5,366,427	(5,178,110)	31,210,994	-	-

Total	$535,808,569	$49,066,782	$6,610,428	$33,434,119	$(35,653,741)	$589,266,157	$229,829	$-

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

2055 Retirement Fund
Bond Fund	$19,383,525	$2,397,994	$2,042	$(839,401)	$(113,905)	$20,830,255	$82,960	$-
Equity Index Fund	76,985,648	10,471,111	116,716	4,852,501	(405,894)	92,020,082	-	-
International Fund	39,279,218	4,498,562	35,027	1,455,712	(216,420)	45,052,099	-	-
Mid-Cap Equity Index Fund	48,498,622	2,893,072	584,600	5,944,331	(5,282,127)	52,638,498	-	-
Small Cap Equity Index Fund	9,196,290	394,510	1,036,844	689,711	(3,034,172)	8,283,183	-	-
Small Cap Growth Fund	13,737,508	789,018	264,772	505,407	(1,068,343)	14,228,362	-	-
Small Cap Value Fund	12,720,199	789,019	(10,032)	2,531,793	(68,343)	15,962,636	-	-

Total	$219,801,010	$22,233,286	$2,029,969	$15,140,054	$(10,189,204)	$249,015,115	$82,960	$-

2060 Retirement Fund
Bond Fund	$5,040,894	$1,534,624	$6,550	$(234,843)	$(92,665)	$6,254,560	$23,151	$-
Equity Index Fund	23,642,356	6,434,813	84,080	1,519,175	(395,976)	31,284,448	-	-
International Fund	13,963,590	2,678,675	35,493	498,796	(231,664)	16,944,890	-	-
Mid-Cap Equity Index Fund	16,942,212	2,045,477	352,673	1,953,285	(2,269,471)	19,024,176	-	-
Small Cap Equity Index Fund	3,287,681	355,735	551,878	77,206	(1,546,333)	2,726,167	-	-
Small Cap Growth Fund	4,576,054	533,602	204,757	46,836	(769,499)	4,591,750	-	-
Small Cap Value Fund	4,930,666	533,602	69,477	911,646	(1,069,499)	5,375,892	-	-

Total	$72,383,453	$14,116,528	$1,304,908	$4,772,101	$(6,375,107)	$86,201,883	$23,151	$-

2065 Retirement Fund
Bond Fund	$167,231	$207,844	$(678)	$(10,906)	$(8,539)	$354,952	$1,229	$-
Equity Index Fund	1,000,749	1,156,373	3,431	96,022	(53,211)	2,203,364	-	-
International Fund	617,251	672,044	3,699	24,004	(28,464)	1,288,534	-	-
Mid-Cap Equity Index Fund	731,110	715,347	19,912	113,995	(112,925)	1,467,439	-	-
Small Cap Equity Index Fund	130,691	124,409	14,503	15,757	(45,693)	239,667	-	-
Small Cap Growth Fund	231,052	217,715	7,690	1,323	(59,962)	397,818	-	-
Small Cap Value Fund	226,934	217,715	10,376	50,249	(39,962)	465,312	-	-

Total	$3,105,018	$3,311,447	$58,933	$290,444	$(348,756)	$6,417,086	$1,229	$-

Conservative Allocation Fund
Bond Fund	$54,327,912	$1,665,294	$28,442	$(2,270,782)	$(1,262,334)	$52,488,532	$218,680	$-
Equity Index Fund	51,852,009	1,205,509	370,808	2,806,479	(1,051,945)	55,182,860	-	-
International Fund	10,481,322	241,102	35,656	356,178	(210,389)	10,903,869	-	-
Mid-Cap Equity Index Fund	10,021,284	241,102	22,696	1,319,706	(230,769)	11,374,019	-	-
Mid-Term Bond Fund	61,670,975	1,910,158	(5,630)	(1,422,480)	(1,472,724)	60,680,299	222,441	-

Total	$188,353,502	$5,263,165	$451,972	$789,101	$(4,228,161)	$190,629,579	$441,121	$-

Moderate Allocation Fund
Bond Fund	$101,100,790	$1,798,708	$40,778	$(4,202,519)	$(2,210,387)	$96,527,370	$404,154	$-
Equity Index Fund	164,236,662	1,952,379	1,736,609	8,292,415	(3,094,542)	173,123,523	-	-
International Fund	46,343,571	557,822	104,665	1,630,423	(884,155)	47,752,326	-	-
Mid-Cap Equity Index Fund	71,312,929	836,734	412,742	9,136,686	(1,352,240)	80,346,851	-	-
Mid-Term Bond Fund	60,766,351	1,054,424	(19,201)	(1,383,431)	(1,326,232)	59,091,911	217,691	-

Total	$443,760,303	$6,200,067	$2,275,593	$13,473,574	$(8,867,556)	$456,841,981	$621,845	$-

Aggressive Allocation Fund
Bond Fund	$59,066,316	$11,004,275	$1,296,729	$(3,818,909)	$(1,273,194)	$66,275,217	$252,292	$-
Equity Index Fund	119,704,001	1,315,976	1,397,082	5,911,443	(2,228,087)	126,100,415	-	-
International Fund	50,721,049	563,990	111,947	1,782,653	(954,895)	52,224,744	-	-
Mid-Cap Equity Index Fund	68,867,385	751,987	1,941,692	7,194,742	(4,296,253)	74,459,553	-	-
Small Cap Growth Fund	21,872,194	187,996	1,370,476	(119,871)	(5,318,299)	17,992,496	-	-
Small Cap Value Fund	16,943,338	187,998	549,021	2,725,182	(2,318,298)	18,087,241	-	-

Total	$337,174,283	$14,012,222	$6,666,947	$13,675,240	$(16,389,026)	$355,139,666	$252,292	$-